As filed with the Securities and Exchange Commission on April 29, 2026

Registration Nos. 333-239738

811-04328

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55	☒

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE

SEPARATE ACCOUNT B

(Exact Name of Registrant)

NASSAU LIFE INSURANCE COMPANY

(Name of Depositor)

One American Row,

Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

860-403-5000

(Depositor’s Telephone Number, including Area Code)

Kostas Cheliotis, Esq.

Nassau Life Insurance Company

One American Row

Hartford, CT 06102-5056

Copies of all communications to:

Kostas Cheliotis

Vice President, General Counsel, Secretary

Nassau Life Insurance Company

One American Row

P. O. Box 5056, Hartford, CT 06102-5056

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ISP CHOICE

A Level Premium Variable Life Insurance Policy with two premium payment period options

ISPC-15 & ISPC-WL

Administrative Office

Regular Mail: P.O. Box 22012, Albany, New York 12201

Overnight Mail: 15 Tech Valley Drive, Suite 201,

East Greenbush, New York 12061-4142 Phone Number:

1-800-832-7783 (8:30 A.M. and 5:00 P.M., Eastern Time)

Fax: 1-321-400-6316

Website: www.nfg.com

Offered By Nassau Life Insurance Company Through First Investors Life Level Premium Variable Life Insurance Separate Account B.

This prospectus describes an individual Level Premium Variable Life Policy (the “Policy”) that is offered by Nassau Life Insurance Company (“NNY”, “We”, “Us” or “Our”; “You” and “Your” refer to a prospective or existing owner of a Policy) through First Investors Life Level Premium Variable Life Insurance Separate Account B (“Separate Account B” or “Separate Account”). The Policy is no longer available for new sales, but owners of outstanding Policies may continue to make premium payments.

Please read this prospectus and keep it for future reference. It contains important information, including all material benefits, features, rights and obligations under a Policy, that You should know before buying or taking action under a Policy. The premiums under this Policy may be invested in Subaccounts of Separate Account B that invest, at net asset value, in shares of a series in the designated funds described in Appendix A: Funds Available Under The Policy. Throughout this prospectus, We refer to these underlying mutual funds as “Funds.” Premiums may also be invested in Our Fixed Account.

Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed judgment on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NNY does not guarantee the performance of the segregated investment options under the Separate Account B that correspond to the Funds. The Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The Policy involves investment risk, including possible loss of principal amount invested.

The Policy may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. NNY does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by NNY.

The availability of investment options, Policy benefits, or other Policy features described in this prospectus may vary depending on the broker-dealer through which Your Policy was purchased. See Appendix D: Financial Intermediary Variations.

The date of this prospectus is May 1, 2026.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

During the first fifteen Policy Years, a surrender charge will apply if You partially or fully surrender the Policy, allow the Policy to lapse, or reduce the Policy Face Amount. The maximum surrender charge that You can pay while You own the Policy is equal to 5.0% of the Policy face amount.

For example, for a Policy with a $100,000 face amount, the maximum full surrender charge would be $5,000.

Fee Tables; Fees, Charges and Expenses
Transaction Charges

In addition to the surrender charge, You also may be charged for other transactions. Specifically:

●      A premium charge is deducted from each premium payment.

●      A Face Amount Charge may be deducted from each premium payment.

●      A Policy Charge is deducted from each premium payment.

●      There is an increase to the premium charge, the annual Policy Charge and the Face Amount Charge if You elect to pay premiums on other than an annual basis.

●      A Transfer Fee on the 5th or 6th transfer in a Policy Year.

●      We reserve the right to impose a charge for use of the Systematic Transfer Option or the Automated Subaccount Reallocation Option. Currently, We are not imposing a charge for those services.

●      An additional charge is deducted from each premium payment if you own an optional insurance benefit.

Fee Tables; Fees, Charges and Expenses

FEES AND EXPENSES	LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)

In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses. Those ongoing fees and expenses include a cost of insurance charge, mortality and expense risk charge and loan interest (if you take a Policy loan). Such fees and expenses may be set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of Your Policy for the rates applicable to Your Policy.

You will also bear expenses associated with the Funds under the Policy, as shown in the following table

Fee Tables; Fees, Charges and Expenses; Appendix A: Funds Available Under the Policy

ANNUAL FEE	MIN.	MAX.
Investment options (Fund fees and expenses)*	0.18%	0.86%
* As a percentage of underlying fund assets. The fees of the funds are as of December 31, 2025. Fund fees and expenses vary over time.

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

●      A Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

●      Partial surrenders are only allowed on Policy Anniversaries.

●      We may apply a surrender charge with respect to any surrender You make from the Policy.

●      A partial surrender will also reduce Your Policy’s Face Amount and may have adverse tax consequences.

●      You can avoid surrender charges and such possible adverse tax consequences by holding Your Policy for the long-term and minimizing surrenders.

●      Tax deferral is generally more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Policy; Fees, Charges and Expenses; Policy Surrenders

RISKS		LOCATION IN PROSPECTUS
Risks Associated with Investment Options

●      An investment in this Policy is subject to the risk of poor investment performance of the Funds You choose. Performance will vary among the Funds.

●      Each Fund (as well as the Fixed Account) has its own unique risks.

●      You should review the investment options before making an investment decision.

Principal Risks of Investing in the Policy; The Fixed Account; Appendix A: Funds Available Under the Policy
Insurance Company Risks	An investment in the Policy is subject to the risks related to NNY. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of NNY. More information about NNY, including its financial strength ratings, is available upon request by calling toll-free at 1-800-541-0171.	Principal Risks of Investing in the Policy; Nassau Life Insurance Company
Policy Lapse	Your Policy will remain in force as long as You pay Your premiums and Your loan balance is less than the Cash Value. If You fail to pay Your premiums or Your loan balance exceeds the Cash Value, Your Policy may lapse, or end. In such case, if You do not elect one of the continued insurance options, We will automatically purchase continued insurance with the Policy’s Cash Value (if any). This may delay but not necessarily avoid the lapse of Your Policy. If Your Policy lapses, You may request reinstatement, but there is a cost associated with reinstating a lapsed Policy. Withdrawals, loans (and associated loan interest), fees and charges, failure to make premium payments, and poor investment performance can negatively affect Policy value, and increase the risk of Policy lapse. If the Policy lapses, the death benefit will not be paid and You may incur surrender charges.	Principal Risks of Investing in the Policy; Default and Options on Default; Reinstatement

RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

●      NNY reserves the right to remove or substitute Funds available under the Policy.

●      There is a limit of six transfers between two or more Subaccounts in any 12-month period.

●      Only one transfer either to or from the Fixed Account is allowed in any 12-month period, and transfers from the Fixed Account are subject to significant restrictions.

●      You may not allocate more than 50% of Your net premiums to the Fixed Account.

●      We reserve the right to limit transfers if frequent or large transfers occur.

●      The availability of investment options may vary depending on the broker-dealer through which Your Policy was purchased.

The Fixed Account; The Subaccounts; Allocation of Net Premiums to the Investment Options; Appendix D: Financial Intermediary Variations
Optional Benefits

●      Except as otherwise provided, optional benefits may not be modified or terminated by us.

●      The availability of Policy benefits may vary depending on the broker-dealer through which Your Policy was purchased.

Optional Insurance Riders; Other Benefits Available Under the Policy; Appendix D: Financial Intermediary Variations
TAXES	LOCATION IN PROSPECTUS
Tax Implications

●      You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

●      If You purchase the Policy through a qualified retirement plan or an individual retirement account, You do not receive any additional tax deferral.

●      Any gain on Your Policy is taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty tax if You take a withdrawal before age 59½.

Federal Tax Information

CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation

Currently, We do not make new sales of the Policy, and thus the compensation practices described here relate primarily to compensation with respect to prior sales.

Your registered representative may have received compensation for selling the Policy to You. We generally pay compensation as a percentage of premium payments invested in the Policy (“commissions”). NNY may also pay for sales and distribution expenses out of any payments We or the principal underwriter of the Policies may receive from the Funds for providing administrative, marketing and other support and services to the Funds. To the extent permitted by FINRA rules and other applicable laws and regulations, the principal underwriter may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The presence of these forms of compensation can influence a registered representative to recommend the Policy over another investment.

Distribution of the Policy
Exchanges	As a general matter, some investment professionals could have a financial incentive to offer You this Policy in place of another policy You currently own. Similarly, some investment professionals may have a financial incentive to offer You a new policy to replace this Policy. You should only exchange a policy if You determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to terminate the existing policy, that it is better for You to purchase the new policy rather than continue to own Your existing policy. Currently, We do not offer this Policy for new sales, and thus would not offer this Policy in connection with such a replacement transaction.	Distribution of the Policy

OVERVIEW OF THE POLICY

The Policy is a variable life insurance policy that provides life insurance protection on the named Insured, and pays death benefit proceeds when the Insured dies while the Policy is in effect. You may select the amount of life insurance that You want, or the amount of premium that You will pay each year, within Company limits and subject to Our approval. Variable life insurance is designed to help meet long-term insurance and investment needs. It is not suitable as a vehicle for short-term savings. Because the Policy is designed for investors who intend to accumulate funds for long-term financial planning purposes, the Policy is best suited for those with a long investment horizon. Although You have the ability to make partial surrenders on each Policy Anniversary and/or fully surrender the Policy at any time while the Insured is living, the Policy should not be viewed as a highly liquid investment. In that regard, surrenders taken in the near term can result in You being assessed a surrender charge, which can be a significant amount, in addition to applicable income taxes and tax penalties. Failure to hold the Policy for the long-term also would mean that You lose the opportunity for the performance of Your chosen investment options to grow on a tax-deferred basis. Thus, the Policy’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the Policy and has a long investment horizon. The Policy is not intended for those who intend to engage in frequent trading among the Subaccounts within the Separate Account.

Premium Payment Period Options

Premiums under the Policy are level, meaning that they are due on a regular basis and do not vary in amount. Two premium payment period options are available: 15-year (“ISP CHOICE-15” or “ISPC-15”) and pay-to-age-100 (“ISP CHOICE-Whole Life” or “ISPC-WL”). In the case of ISPC-15, You pay premiums for 15 years; in the case of ISPC-WL, You pay premiums until You reach age 100. An ISPC-15 Policy uses standard underwriting procedures. An ISPC-WL Policy uses standard underwriting procedures if issued with Face Amounts above $150,000, and non-medical underwriting if issued with Face Amounts of $150,000 or less. Your premium will vary depending on the amount of life insurance and the premium payment period elected. In general, the longer that You pay Your premiums, the greater the life insurance coverage You will obtain per premium dollar. Thus, assuming the same premium, You will obtain more initial coverage by purchasing ISPC-WL and less initial coverage by purchasing ISPC-15.

After the Policy is issued, Your premium payment period cannot be changed by You or Us, and the premium amount cannot be changed by You or Us (except for modal premium payment changes). Failure to make Your premium payments may result in a lapse of the Policy. The net amount of each premium remaining, after deduction of applicable Policy charges, is invested in Our Fixed Account and/or one or more investment Subaccounts in accordance with Your instructions. You may not invest more than 50% of Your net premiums into the Fixed Account.

Death Benefits

The Policy is, first and foremost, a life insurance policy and is designed to provide You with permanent life insurance protection as long as You pay Your premiums for the elected premium payment period. After that, the Policy remains in force for the life of the Insured, unless You choose to surrender Your Policy or You borrow against it to an extent that causes it to lapse.

Upon the death of the Insured, the Policy’s death benefit will be paid to the named Beneficiary. The amount of the death benefit may increase above the Policy’s guaranteed minimum death benefit (known as the “Face Amount”) based upon the investment experience of the Subaccounts You select, and on the credited interest in the Fixed Account if chosen. However, We guarantee that the death benefit will not be less than the Policy’s Face Amount (the guaranteed minimum death benefit), reduced by any outstanding Policy loans, partial surrenders, accrued loan interest, and due and unpaid premiums.

Investment Choices

The Subaccounts invest in corresponding underlying Funds. Each Fund is a professionally managed mutual fund with its own investment objectives, strategies and risks. The Fixed Account, which is part of Our General Account, bears interest at a fixed guaranteed minimum interest rate, plus any additional interest that, in Our sole discretion, We may declare. Your Accumulation Value (see “Accumulation Value”) and Variable Insurance Amount (see “The Variable Insurance Amount”) will fluctuate based on a number of factors including the performance of the Subaccounts You select and the proportion of Your Accumulation Value which You allocate to the Fixed Account.

You may change Your allocation of future premiums subject to certain limitations. You may also change the allocation of Accumulation Values among the Subaccounts, or among the Subaccounts and the Fixed Account, through Transfers of Accumulation Value, or Automated Subaccount Reallocations, or Systematic Transfers. Changes to the allocations of Accumulation Values are subject to certain conditions and restrictions described elsewhere in this prospectus.

Additional information about each underlying Fund offered within the separate account is provided in Appendix A to this prospectus, entitled “Funds Available Under the Policy.”

Loans and Surrenders

You may borrow up to 75% of the Policy Cash Value (see “Cash Value”) during the first three Policy Years and up to 90% of the Cash Value thereafter, if You assign Your Policy to Us as sole security. While the receipt of the principal of a Policy loan is generally not taxable, the loan amount may become taxable under certain circumstances. The Policy may lapse as a result of unpaid loans and loan interest.

You may also fully surrender the Policy at any time while the Insured is living. A full surrender will terminate the Policy. The amount payable will be the Cash Value less any outstanding loan balance, including any accrued loan interest (“Surrender Value”). A surrender is a taxable event. You may surrender a portion of the Policy’s Cash Value on any Policy anniversary provided You meet Our requirements. Partial surrenders are not permitted if You have an outstanding Policy loan. Partial surrenders may be subject to Surrender Charges and other fees, may have adverse tax consequences and will reduce the guaranteed minimum death benefit and the death benefit.

There are tax consequences associated with loans, surrenders, and partial surrenders.

Optional Insurance Benefits

Subject to availability in Your state (see Appendix B), We offer optional insurance riders to add benefits to the Policy. You pay an additional premium amount for each rider and certain age, insurance underwriting requirements, limitations and restrictions apply. The following benefits may be available to You by rider. These riders are no longer available for purchase.

●	Waiver of Premium Rider

●	Accidental Death Rider

●	Children Term Life Insurance Rider

●	Spouse’s Term Life Insurance Rider

●	10 Year Level Term Insurance Rider

●	15 Year Level Term Insurance Rider

●	20 Year Level Term Insurance Rider

●	Guaranteed Insurability Option Rider

FEE TABLES

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering or making withdrawals from the Policy. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.

Policies Issued Prior to January 1, 2020 (Based on 2001 Commissioners’ Standard Ordinary Mortality Table)

The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted(1)	Amount Deducted
Maximum Premium Charge Percentage Imposed on Premiums (the Load), inclusive of Policy Charge	Upon each premium payment(2)	9.00% of each premium payment
Maximum Surrender Charge (Per $1,000 Face Amount Surrendered or Partially Surrendered)	Upon full or partial surrender, Policy lapse, or reduction in Policy Face Amount within the first 15 years	Minimum	$1.10
		Maximum	$50.00
		Representative case(3)	$22.32
Transfer Fees(4) (Limit of 6 transfers in any 12-month period)	On 5th and 6th transfer in a Policy Year	$10
Maximum Systematic Transfer Option Transfer Fee and Automated Subaccount Reallocation Transfer Fee	Upon transfer under the Systematic Transfer Option or Automated Subaccount Reallocation Option	$10(5)
Maximum Face Amount Charge (Per $1,000 Face Amount)(6)	Upon each premium payment		ISPC-15	ISPC-WL
				Face Amount greater than $150,000	Face Amount less than or equal to $150,000
		Minimum	$1.25	$0.25	$2.00
		Maximum	$2.75	$1.25	$2.00
		Representative case(3)	$2.75	$1.25	$2.00
Maximum Policy Charge(6)	Upon each premium payment	$95
Modal Premium Charge(7)	Upon each premium payment	Annual: 0.000000 Semi-annual: 0.009996 Quarterly: 0.024273 Monthly: 0.039196

Charge for Optional Rider	When Charge is Deducted(1)	Amount Deducted
			ISPC-15	ISPC-WL
				Face Amount greater than $150,000	Face Amount less than or equal to $150,000
Waiver of Premium	Upon each premium payment	As % of Total Premium
		Minimum	0.11%	0.87%	0.87%
		Maximum	4.28%	5.46%	5.46%
		Representative case(3)	0.34%	1.68%	1.68%
Accidental Death	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$1.25	$1.00	$1.00
		Maximum	$1.50	$1.25	$1.25
		Representative case(3)	$1.25	$1.00	$1.00

Charge for Optional Rider	When Charge is Deducted(1)	Amount Deducted
			ISPC-15	ISPC-WL
				Face Amount greater than $150,000	Face Amount less than or equal to $150,000
Children’s Term Life Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$5.25	Not available
		Maximum	Not available	$5.25	Not available
Spouse’s Term Life Insurance Rider(8)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$0.62	Not available
		Maximum	Not available	$15.70	Not available
10 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.42	$0.42	Not available
		Maximum	$43.27	$43.27	Not available
		Representative case(3)	$2.70	$2.70	Not available
15 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.44	$0.44	Not available
		Maximum	$21.97	$21.97	Not available
		Representative case(3)	$2.02	$2.02	Not available
20 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$0.44	Not available
		Maximum	Not available	$67.24	Not available
		Representative case(3)	Not available	$2.82	Not available
Guaranteed Insurability Option Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.32	$0.17	Not available
		Maximum	$5.77	$5.56	Not available
		Representative case(3)	$2.71	$2.54	Not available

(1)	The table assumes that premiums are paid at issue and then on each Policy anniversary. If You pay Your premium on an installment basis over the course of a Policy Year, the charges, which are premium-based, will be prorated over those payments.
(2)	The Policy allows You to select the period of time over which You will pay premiums. The transaction fees and other charges and expenses shown in the table apply to all premium payment periods unless specifically noted.
(3)	The Representative case is based on Our Representative Insured. This is a male, age 35 at the time the Policy is issued, and is in Our Standard Non-tobacco underwriting class. The guaranteed maximum premiums are shown. Rider charges will vary according to age, gender and risk classification, policy year, net amount at risk, and face amount. The rider charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed rider charges applicable to your policy. More detailed information concerning your rider charges is available upon request.
(4)	We charge a $10 fee for transfers in excess of four per Policy Year including those involving the Fixed Account.
(5)	Currently, transfers made under these options are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies.
(6)	Values shown reflect annual premium mode. Non-annual premium mode values will reflects modal adjustment factors (See “Premium Payment Mode Adjustment”).
(7)	The Modal Premium Charge is derived by multiplying the matching Modal Premium Percentages by the modal Premium (excluding any extra premium for substandard coverage and optional riders) less modal Premium Charge, Policy Face Amount Charge and Policy Charge. For example, for Our Representative Insured issued with a $50,000 Face Amount ISPC-15 Policy, the Modal Premium Charge is $5.73 if the Policyholder pays the premiums quarterly. This Modal Premium Charge is calculated as the quarterly Modal Premium Charge percentage of 0.024273 multiplied by the quarterly premium (excluding extra premiums) less quarterly Premium Charge, Policy Face Amount Charge and Policy Charge, which is equal to $236.10. If You pay Your premiums annually, the Modal Premium Charge is zero.
(8)	Only the level premium ranges for an initial 20 year period are shown. After the 20 year period, the premiums increase for subsequent level periods of 20 years or less.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges
Cost of Insurance(1)	Last Day of Policy Year and/or Upon Surrender(2)		ISPC-15		ISPC-WL
					Face Amount greater than $150,000	Face Amount less than or equal to $150,000
		Minimum(3)	$0.18 per $1,000 of net amount at risk (NAR)		$0.43 per $1,000 NAR
		Maximum(3)	$1,000 per $1,000 NAR
		Representative Case(4)	$1.12 per $1,000 NAR
Mortality and Expense Risk Charge	Daily	Effective Annual Rate of Your Subaccount Value	Year(s)	ISPC-15	ISPC-WL
					Face Amount greater than $150,000	Face Amount less than or equal to $150,000
			1 to 15	0.50%	0.50%	0.50%
			16 to 20	0.25%	0.50%	0.50%
			21 and beyond	0.25%	0.25%	0.25%
Net Policy Loan Interest	Policy Anniversary if there is an outstanding Policy loan	2% of the outstanding loan(5)

(1)	Your cost of insurance charges will be determined by the insurance rates applicable to Your Policy based upon the Insured’s age, sex, Underwriting Class of Risk, as well as the net amount at risk (NAR). As a result, the charges disclosed above may not be representative of the charges You will actually pay. You may obtain more information about the charges You will incur by contacting Your representative. The NAR under a Policy is equal to the Policy’s guaranteed minimum death benefit, plus the Variable Insurance Amount, minus the Accumulation Value. The NAR may decrease or increase each year depending on the investment experience of the Subaccount(s) and/or the Fixed Account selected.
(2)	If the Total Benefit Base at the end of the first Policy Year is less than the cost of insurance due, the balance will be included in the cost of insurance charged on the last day of the following Policy Year.
(3)	The minimum charge reflects the annual cost of insurance rate per $1000 of NAR for a female, age 5 for ISPC-15, and for a female, nonsmoker, age 18 for ISPC-WL. The maximum charge reflects the annual cost of insurance rate per $1000 of NAR for all rating classifications at age 120. The maximum first year cost of insurance charge based on the maximum issue age for the Policy is equal to $17.41 per $1000 of NAR for ISPC-15 and ISPC-WL.
(4)	The representative case is based on Our representative Insured. This is a male, age 35 at the time the Policy is issued and is in Our standard non-tobacco underwriting class. There is no difference in the cost of insurance between the standard and nonstandard class. The charge indicated is the maximum rate We can deduct for the first year cost of insurance charge. Cost of insurance charges will vary according to age, gender and risk classification, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request.
(5)	The Policy loan interest rate is 6%. However, because We transfer from the Separate Account to Our General Account an amount equal to the amount of the loan, while the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

Policies Issued On or After January 1, 2020 (Based on 2017 Commissioners’ Standard Ordinary Mortality Table)

The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees

Charge	When Charge is Deducted(1)	Amount Deducted
			ISPC-15	ISPC-WL Face Amount greater than $150,000	ISPC-WL Face Amount less than or equal to $150,000
Maximum Premium Charge Percentage Imposed on Premiums (the Load), inclusive of Policy Charge	Upon each premium payment(2)		9.00% of each premium payment	12.00% of each premium payment	15.00% of each premium payment
Maximum Surrender Charge (Per $1,000 Face Amount Surrendered or Partial Surrendered)	Upon full or partial surrender, Policy lapse, or reduction in Policy Face Amount within the first 15 years	Minimum	$1.10
		Maximum	$50.00
		Representative case(3)	$20.15
Transfer Fees(4) (Limit of 6 transfers per Policy Year)	On 5th and 6th transfer		$10
Maximum Systematic Transfer Option Transfer Fee and Automated Subaccount Reallocation Transfer Fee	Upon transfer under the Systematic Transfer Option or Automated Subaccount Reallocation Option		$10(5)
Maximum Face Amount Charge (Per $1,000 Face Amount)(6)	Upon each premium payment	Minimum	$1.50	$0.05	$1.30
		Maximum	$3.75	$2.00	$7.00
		Representative case(3)	$3.00	$1.20	$1.50
Maximum Policy Charge(6)	Upon each premium payment		$95
Modal Premium Charge(7)	Upon each premium payment		Annual: 0.000000 Semi-annual: 0.009996 Quarterly: 0.024273 Monthly: 0.039196
Waiver of Premium	Upon each premium payment	As % of Total Premium
		Minimum	0.11%	0.89%	0.89%
		Maximum	4.30%	5.48%	5.48%
		Representative case(3)	0.34%	1.69%	1.69%
Accidental Death	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$1.25	$1.00	$1.00
		Maximum	$1.50	$1.25	$1.25
		Representative case(3)	$1.25	$1.00	$1.00

Charge for Optional Riders	When Charge is Deducted(1)	Amount Deducted
			ISPC-15	ISPC-WL Face Amount greater than $150,000	ISPC-WL Face Amount less than or equal to $150,000
Children’s Term Life Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$5.25	Not available
		Maximum	Not available	$5.25	Not available
Spouse’s Term Life Insurance Rider(8)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$0.62	Not available
		Maximum	Not available	$15.70	Not available
10 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.42	$0.42	Not available
		Maximum	$43.27	$43.27	Not available
		Representative case(3)	$2.70	$2.70	Not available
15 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.44	$0.44	Not available
		Maximum	$21.97	$21.97	Not available
		Representative case(3)	$2.02	$2.02	Not available
20 Year Level Term Insurance Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	Not available	$0.44	Not available
		Maximum	Not available	$67.24	Not available
		Representative case(3)	Not available	$2.82	Not available
Guaranteed Insurability Option Rider	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.32	$0.17	Not available
		Maximum	$5.77	$5.56	Not available
		Representative case(3)	$2.71	$2.54	Not available

(1)	The table assumes that premiums are paid at issue and then on each Policy anniversary. If You pay Your premium on an installment basis over the course of a Policy Year, the charges, which are premium-based, will be prorated over those payments.
(2)	The Policy allows You to select the period of time over which You will pay premiums. The transaction fees and other charges and expenses shown in the table apply to all premium payment periods unless specifically noted.
(3)	The Representative case is based on Our Representative Insured. This is a male, age 35 at the time the Policy is issued, and is in Our Standard Non-tobacco underwriting class. The guaranteed maximum premiums are shown. Rider charges will vary according to age, gender and risk classification, policy year, net amount at risk, and face amount. The rider charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed rider charges applicable to your policy. More detailed information concerning your rider charges is available upon request.
(4)	We charge a $10 fee for transfers in excess of four per Policy Year including those involving the Fixed Account.
(5)	Currently, transfers made under these options are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies.
(6)	Values shown reflect annual premium mode. Non-annual premium mode values will reflects modal adjustment factors (See “Premium Payment Mode Adjustment”).
(7)	The Modal Premium Charge is derived by multiplying the matching Modal Premium Percentages by the modal Premium (excluding any extra premium for substandard coverage and optional riders) less modal Premium Charge, Policy Face Amount Charge and Policy Charge. For example, for Our Representative Insured issued with a $50,000 Face Amount ISPC-15 Policy, the Modal Premium Charge is $4.89 if the Policyholder pays the premiums quarterly. This Modal Premium Charge is calculated as the quarterly Modal Premium Charge percentage of 0.024273 multiplied by the quarterly premium (excluding extra premiums) less quarterly Premium Charge, Policy Face Amount Charge and Policy Charge, which is equal to $201.62. If You pay Your premiums annually, the Modal Premium Charge is zero.
(8)	Only the level premium ranges for an initial 20 year period are shown. After the 20 year period, the premiums increase for subsequent level periods of 20 years or less.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including underlying Fund fees and expenses.

Periodic Charges Other Than Fund Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges
			ISPC-15		ISPC-WL Face Amount greater than $150,000	ISPC-WL Face Amount less than or equal to $150,000
Cost of Insurance(1)	Last Day of Policy Year and/or Upon Surrender(2)	Minimum(3)	$0.08 per $1,000 of net amount at risk (NAR)		$0.32 per $1,000 NAR
		Maximum(3)	$1,000 per $1,000 NAR
		Representative Case(4)	$0.92 per $1,000 NAR
Mortality and Expense Risk Charge	Daily	Effective Annual Rate of Your Subaccount Value	Year(s)	ISPC-15	ISPC-WL Face Amount greater than $150,000	ISPC-WL Face Amount less than or equal to $150,000
			1 to 15	0.50%	0.50%	0.50%
			16 to 20	0.25%	0.50%	0.50%
			21 and beyond	0.25%	0.25%	0.25%
Net Policy Loan Interest	Policy Anniversary if there is an outstanding Policy loan	2% of the outstanding loan(5)

(1)	Your cost of insurance charges will be determined by the insurance rates applicable to Your Policy based upon the Insured’s age, sex, Underwriting Class of Risk, as well as the net amount at risk (NAR). As a result, the charges disclosed above may not be representative of the charges You will actually pay. You may obtain more information about the charges You will incur by contacting Your representative. The NAR under a Policy is equal to the Policy’s guaranteed minimum death benefit, plus the Variable Insurance Amount, minus the Accumulation Value. The NAR may decrease or increase each year depending on the investment experience of the Subaccount(s) and/or the Fixed Account selected.
(2)	If the Total Benefit Base at the end of the first Policy Year is less than the cost of insurance due, the balance will be included in the cost of insurance charged on the last day of the following Policy Year.
(3)	The minimum charge reflects the annual cost of insurance rate per $1000 of NAR for a female, age 5 for ISPC-15, and for a female, nonsmoker, age 18 for ISPC-WL. The maximum charge reflects the annual cost of insurance rate per $1000 of NAR for all rating classifications at age 120.
(4)	The representative case is based on Our representative Insured. This is a male, age 35 at the time the Policy is issued and is in Our standard non-tobacco underwriting class. There is no difference in the cost of insurance between the standard and nonstandard class. The charge indicated is the maximum rate We can deduct for the first year cost of insurance charge. Cost of insurance charges will vary according to age, gender and risk classification, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request.
(5)	The Policy loan interest rate is 6%. However, because We transfer from the Separate Account to Our General Account an amount equal to the amount of the loan, while the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

All Policies

The next item shows the minimum and maximum total operating expenses charged by the underlying Funds that You may pay periodically during the time that You own the Policy. A complete list of underlying Funds available under the Policy, including their annual expenses, may be found at the back of this document in Appendix A.

Annual Underlying Fund Expenses

	Minimum	Maximum
(expenses that are deducted from underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)(1)	0.18%	0.86%

1	Portfolio company expenses are as of December 31, 2025. Expenses shown may change over time and be higher or lower in the future. The fees in the table above do not reflect any expense reimbursement or fee waiver arrangements, which would reduce the fee amounts.

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss

You can lose money by investing in this Policy, including Your principal investment and previous earnings. Interests in the Policy and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Liquidity Risk

Variable life insurance is not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should be purchased only for the long-term. You therefore should carefully consider Your income and liquidity needs before purchasing a Policy. Thus, ownership of the Policy creates risk associated with holding an investment that is not completely liquid.

Fund Option (Subaccount) Risk

Amounts that You allocate to the Fund options (i.e., the variable investment options) are subject to the risk of poor investment performance. Generally, if the variable investment options you select make money, your Policy value goes up. If they lose money, your Policy value goes down. You bear the entire investment risk. Each variable investment option’s performance depends on the performance of its corresponding underlying Fund. Each Fund has its own investment risks, and You are exposed to a Fund’s investment risks when You invest in the corresponding variable investment option. Even a variable investment option investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the variable investment option level. We do not promise that the Funds will meet their investment objectives.

Fixed Account Risk

We guarantee that We will credit interest to amounts allocated to the Fixed Account. Subject to minimum guaranteed effective annual interest rates, We determine interest rates in our sole discretion. You assume the risk that an interest rate may not exceed the minimum guaranteed effective annual interest rate.

Constraints on Access to Your Cash Value

You can fully surrender Your Policy at any time, but a full surrender will terminate the Policy and all of its benefits. You may only make a partial surrender on a Policy Anniversary and only if you have no outstanding Policy loans. Any Policy loan You take will incur interest and the amount taken as a loan will not participate in the investment performance of the variable investment options. Additionally, if you take a loan or partial surrender, there will be a decrease the Policy Cash Value, the guaranteed minimum death benefit (i.e., the Face Amount), the Variable Insurance Amount, the death benefit and the Accumulation Value. The reduction due to a partial surrender would be in the same proportion as the partial surrender is to the Cash Value, and therefore the reduction could be greater than the amount surrendered.

Risk of Lapse

Your Policy will remain in force as long as You pay Your premiums and Your loan balance is less than the Cash Value. If You fail to pay Your premiums or Your loan balance exceeds the Cash Value, Your Policy may lapse. In such case, if You do not elect one of the continued insurance options, We will automatically purchase continued insurance with the Policy’s Cash Value (if any). This may delay but not necessarily avoid the lapse of Your Policy. If Your Policy lapses, You may request reinstatement, but there is a cost associated with reinstating a lapsed Policy. Withdrawals, loans (and associated loan interest), failure to make premium payments, and poor investment performance can negatively affect Policy value, and increase the risk of Policy lapse.

Transfer Risk

Transfers in and out of the Fixed Account are limited to one transfer per year and transfers among the Subaccounts and the Fixed Account combined are limited to no more than six per year. Each transfer from the Fixed Account is limited to the greater of $1,000 or 25% of the Fixed Account Benefit Base (the value of the assets allocated to the Fixed Account). Each transfer to the Fixed Account may not be more than the amount that would cause the ratio of the Fixed Account Benefit Base to the Net Benefit Base to exceed 50%. Because of these restrictions on transfers, You should realize that Policy value You have allocated to the Fixed Account and the Subaccounts can be required to be kept there for an extended period of time. We reserve the right to reject or restrict transfers if an underlying Fund or We determine the transfers reflect disruptive trading. Minimum transfer limits apply. Thus, ownership of the Policy involves certain restrictions on Your ability to make transfers.

Insurance Company Insolvency

It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore be unable to meet Our obligations under the Policy. In particular, Our experiencing financial difficulty could interfere with Our ability to fulfill Our obligations under the Fixed Account and with Our ability to pay the death benefit and the guarantees under any of the optional Policy riders. In general, note that all guarantees under the Policy are supported by Our general account and thus depend on Our financial strength and claims-paying ability.

Tax Consequences

Surrenders are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any surrender is made, surrenders are taxable as ordinary income rather than capital gains. Adverse tax consequences can arise when You take a loan or partial surrender—please see Federal Income Tax Considerations later in this prospectus.

Cyber Security and Business Continuity Risks

Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Policy. For instance, such events may interfere with our administration of the Policy, including order processing; impact our ability to calculate unit values or other Policy values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Policy to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Policy transactions, and otherwise administer the Policy. For example, such events could lead to delays in our processing of Policy transactions, including orders, and could negatively impact our ability to calculate unit values or other Policy values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Policy to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

NASSAU LIFE, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE SUBACCOUNTS

Nassau Life Insurance Company

NNY, with its home office at One American Row, Hartford, Connecticut 06102-5056, is a stock life insurance company organized under the laws of the State of New York. NNY is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of NNY is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

NNY is part of Nassau Financial Group L.P. (the “Nassau Group”). NNY has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of NNY include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the Policies, and the Nassau Companies of New York, which provides administrative services for the Policies.

Prior to July 8, 2020, the issuer of the Policy was Foresters Life Insurance and Annuity Company (“FLIAC”). FLIAC was acquired by NNY on July 1, 2020. Following the acquisition, on July 8, 2020, FLIAC merged with and into NNY, with NNY as the surviving company (the “Merger”). Upon completion of the Merger, FLIAC’s corporate existence ceased by operation of law. As the surviving company, NNY assumed all the rights, duties and obligations of FLIAC, including those related to the Separate Account. The Separate Account became a separate account of NNY. NNY assumed legal ownership of the assets of the Separate Account and responsibility for the liabilities and obligations of all outstanding Policies. The Merger did not affect the terms of, or the rights and obligations under, the Policies other than to change the insurance company that provides Policy benefits from FLIAC to NNY. The Policies continue to be funded by the Separate Account. Policy values did not change as a result of the Merger. No additional charges were imposed and no deductions were made as a result of the Merger. The Merger did not have any tax consequences for Policyowners.

For information or service concerning a Policy, You may contact Us in writing at Our Administrative Office at P.O. Box 22012, Albany, New York 12201 (or 15 Tech Valley Drive, Suite 201, East Greenbush, New York 12061 for overnight mailings). You may also call Us at 1-800-832-7783 between the hours of 8:30 A.M. and 5:00 P.M., Eastern Time, or fax Us at 1-321-400-6316. You may also contact Us through Our website at www.nfg.com.

You should send any payments, notices, elections or requests (including requests for Fund prospectuses), as well as any other documentation that We require for any purpose in connection with Your Policy, to Our Administrative Office. No payment, notice, election, request or documentation will be treated as having been “received” by Us until We have actually received it, as well as any related forms and items that We require, all in complete and Good Order (i.e., in form and substance acceptable to Us) at Our Administrative Office. To meet Our requirements for processing transactions, We may require that You use Our forms. We will notify You and provide You with an address if We designate another office for receipt of information, payments and documents.

We are obligated to pay all amounts promised to investors under the Policy, subject to our financial strength and claims-paying ability.

Separate Account B

We issue the Policies described in this prospectus through Our Separate Account B. We established Separate Account B on June 4, 1985, under the provisions of the New York Insurance Law. Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

We segregate the assets of Separate Account B from the assets in Our general account (the “General Account”). The assets of Separate Account B fall into two categories: (1) assets equal to Our reserves and other liabilities under the Policies and (2) additional assets derived from expenses that We charge to Separate Account B. The assets equal to Our reserves and liabilities support the Policy. We cannot use these assets to satisfy any of Our other liabilities. The assets We derive from Our charges do not support the Policy, and We can transfer these assets in cash to Our General Account. Before making a transfer, We will consider any possible adverse impact that the transfer may have on Separate Account B.

All the income, gains and losses (realized or unrealized) allocated to Separate Account B are credited to or charged against Separate Account B without regard to Our other business. We are obligated to pay all amounts promised to Policyowners under the Policies even if these amounts exceed the assets in Separate Account B. Assets allocated to Separate Account B support the benefits under the Policy. The assets are in turn invested by each Subaccount of Separate Account B into a corresponding Fund at net asset value. Therefore, We own the shares of the underlying Funds, not You.

Each Subaccount reinvests any distributions it receives from a Fund by purchasing additional shares of the distributing Fund at net asset value. Accordingly, We do not expect to pay You any capital distributions from the Policies.

The Fixed Account

The Fixed Account is not part of Separate Account B. It is part of Our General Account. The General Account consists of all assets owned by Us, other than those in Separate Account B or in any other legally segregated separate accounts. The assets of the General Account support Our insurance obligations and are subject to general liabilities from Our business operations and to claims by Our general creditors. All guarantees under the Policy supported by Our general account, including amounts allocated to the Fixed Account, are subject to Our financial strength and claims-paying ability. The assets of the General Account can be invested as We choose, subject to certain legal requirements. We guarantee that any assets that You choose to allocate to the Fixed Account will earn at least the minimum effective annual interest rate of 2%.

We may, but are not required to, declare interest in excess of this rate (“excess interest”). In the event that We declare excess interest, We are not required to guarantee that it will remain in effect for any specific period of time. Therefore, We may reduce or eliminate such excess interest at any time without prior notice to You. However any excess interest already credited to Your account is non-forfeitable. You do not share in any gains or losses that We experience in the Fixed Account or Our General Account. We bear the entire risk that the investments in Our General Account may not achieve the minimum guaranteed or declared rates of return.

Amounts allocated to the Fixed Account, and any guarantees under Your Policy that exceed Your Policy Accumulation Value (such as those that may be associated with the death benefit), are paid from the General Account. Any such amounts that We are obligated to pay in excess of Your Policy Accumulation Value are subject to Our financial strength and claims-paying ability. The Fixed Account is not registered under the Securities Act of 1933. Moreover, neither the Fixed Account nor the General Account is registered as an investment company under the 1940 Act. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

The Subaccounts

Each of the Subaccounts available under the Policy invests in a corresponding underlying Fund. You are not investing directly in the underlying Funds. Each underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the underlying Fund is likely to be different from that of the retail mutual fund, and You should not compare the two.

The Funds are selected to provide a range of investment options from conservative to more aggressive investment strategies.

Each Subaccount of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any investment option will achieve its stated investment objective.

Information regarding each underlying Fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in Appendix A to this prospectus. Each underlying Fund has issued a prospectus that contains more detailed information about the Fund. Electronic copies of those prospectuses can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request paper copies of prospectuses at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

THE POLICY

HOW THE POLICY WORKS

The Policy is described as “variable” because the amount of Your death benefit, Accumulation Value and loan value (the amount You can borrow) may increase or decrease depending on, among other things, the investment performance of the Subaccount(s) You select. You bear the entire investment risk with respect to that portion of the Policy’s Accumulation Value which is allocated to the Separate Account B Subaccounts. We bear the investment risk with respect to that portion of the Policy’s Accumulation Value which is allocated to the Fixed Account. We also guarantee that the death benefit will never be less than the Face Amount (adjusted for Policy loans, accrued loan interest and any partial surrenders), if You pay all of Your premiums.

The following discussion describes how the Policy works. It generally assumes that premiums have been duly paid and there have been no Policy loans. The death benefit and Accumulation Value are reduced if premiums are not duly paid or if a partial surrender or Policy loan is made.

POLICY APPLICATION PROCESS

To purchase a Policy, You must submit a completed life insurance application to Us and provide Us with evidence of insurability that is satisfactory to Us. Before issuing a Policy, We conduct underwriting to determine the proposed Insured’s insurability.

For ISPC-WL issued with a Face Amount over $150,000 and ISPC-15, We conduct standard underwriting. Standard underwriting may include, but is not limited to, the testing of blood and urine, a physical examination, communication with the proposed Insured’s physician or other tests We feel are necessary or appropriate. The amount of information We require for standard underwriting depends on the proposed Insured’s age and the amount of insurance for which the proposed Insured has applied.

We conduct non-medical underwriting for ISPC-WL issued with a Face Amount less than or equal to $150,000. Non-medical underwriting bases the insurability decision on the following information: Parts I and II of the Application for Life Insurance, a report from MIB, Inc. (formerly known as the Medical Information Bureau), a report from the Department of Motor Vehicles and a report from a pharmacy database. These non-medical underwriting requirements generally result in shorter underwriting time, faster Policy issue, larger premiums and higher Policy charges as a percentage of face amount than ISPC-WL issued using standard underwriting procedures.

We assume a greater mortality risk with ISPC-WL issued with Face Amount less than or equal to $150,000 than the other Policy options due to the non-medical underwriting procedure.

The mortality risk that We assume is that the Insured will live for a shorter time than We estimated, or the guaranteed minimum death benefit will be payable regardless of the performance of the Funds.

If Your application is accepted, We will credit Your Policy with the initial net premium on the date that the Policy is issued. Until such time, Your initial premium is held in the General Account, during which time it may earn interest. If a Policy is not issued, We will return Your premium without interest. We reserve the right to reject any application for any reason, including but not limited to failure to meet Our underwriting criteria. The Insured will be covered under the Policy as of the Policy’s issue date.

PREMIUMS

Premium Payment Period Choice

The Policy premiums are “level” because You pay the same amount each year for the premium payment period. The premium payment period is 15 years for ISPC-15, and until age 100 for ISPC-WL. Once You select Your premium payment period (i.e., the number of years that premiums must be paid), the period is fixed. It cannot be changed by You or Us, nor can the amount of the premium be changed (except as noted below under “The Frequency of Your Payments” and “Optional Insurance Riders”). After You have made the scheduled payments for the premium payment period, the Policy will stay in force for the life of the Insured unless You decide to surrender it or You borrow against it to the extent that it lapses. When referring to the life of the Insured, We mean up to a maximum age of 120.

In determining which payment period option to select (i.e. 15 years or until age 100) You should consider a number of factors, including the amount of coverage that You want. For a given premium amount for any single insured, the amount of coverage available under ISPC-WL is greater than the amount of coverage available under ISPC-15.

The following examples demonstrate premium amount and amount of insurance for the two premium payment period options where the Insured is a standard issue, 35 year old male non-tobacco user. Please note that these examples are based on a male Insured, and that the amounts presented would differ for a female Insured and different underwriting classes.

Policy Issued Prior to January 1, 2020:

Male – Standard Issue Non-Tobacco Age 35	ISPC-15	ISPC-WL
		Face Amount greater than $150,000	Face Amount less than or equal to $150,000
$50,000 Face Amount will cost	$1,244 Annual Premium	Not applicable	$757 Annual Premium
$1,000 Annual Premium will buy	$39,382 Face Amount	Not applicable	$68,353 Face Amount

Policy Issued On or After January 1, 2020:

Male – Standard Issue Non-Tobacco Age 35	ISPC-15	ISPC-WL
		Face Amount greater than $150,000	Face Amount less than or equal to $150,000
$50,000 Face Amount will cost	$1,112 Annual Premium	Not applicable	$670.50 Annual Premium
$1,000 Annual Premium will buy	$44,494 Face Amount	Not applicable	$78,627 Face Amount

The Amount of Your Premiums

The premium You pay is determined by the premium payment period You choose (i.e. 15 years or until age 100), the amount of guaranteed minimum death benefit, the underwriting classification of the Insured and the frequency of the premium payments. We cannot increase this premium amount. However, there is an additional premium charge if You ask Us to accept Your premiums on other than an annual basis (see “Premium Mode Adjustment”).

The Policies are only issued if premium and Face Amount exceed the following minimum requirements. The minimum annual premium to issue a Policy is $750 (i.e. combined base premium and policy fee of $95 should be greater than or equal to $750) for both ISPC-15 and ISPC-WL. Additional premiums for any riders that You may select or substandard extras are excluded in this minimum requirement. For ISPC-15, the minimum Face Amount is $100,000 for Preferred Plus NT and Preferred NT; and it is $50,000 for Standard NT and Standard TU. ISPC-WL has a minimum Face Amount requirement of $25,000.

In setting premium rates, We took into consideration actuarial estimates of projected death and surrender benefit payments, lapses, expenses, investment returns, and a contribution to Our surplus.

The Frequency of Your Payments

You pay premiums under a Policy for the premium payment period. Premium payments are due on or before the due dates at Our Administrative Office. If You pay early, We will place Your premium payment in Our General Account and, on the day that it is due, We will allocate the premium to the Subaccount(s) that You have selected. You may choose to pay Your premiums on a semi-annual, quarterly or monthly basis. If You do so, You will be subject to an additional charge. As a result, Your premium amounts will be higher, but the net amount allocated to Subaccounts will not increase by the entire amount the premium increases.

You may only pay premiums monthly if You authorize Us to electronically deduct premiums from Your bank account (“Lifeline”). We are not liable for any bank charges that You may incur if You fail to maintain a sufficient balance in Your bank account to pay the premiums. To change the frequency of Your premium payment, You must notify Us prior to Your next premium due date, which coincides with the new frequency premium due date. We will then re-compute Your premium amount and bill You accordingly.

PREMIUM LOANS TO PAY PREMIUMS

You may elect in the application or in a written request to Our Administrative Office to have any premium due (except for the initial premium) paid by an automatic loan against the Policy. Under the automatic premium loan provision, any premium not paid before the end of the grace period (31 days after a missed premium due date) is paid by an automatic loan against the Policy.

You may elect the automatic loan provision only if Your premium is not in default and the resulting Policy loan and loan interest to the next premium due date does not exceed the maximum loan value of Your Policy (see “Policy Loans”). If You do not resume paying premiums, the loans will continue to be used to pay Your premiums as they become due. This could eventually cause Your Policy to lapse, which could have adverse tax and other consequences. You may revoke the automatic premium loan provision at any time by written request. The revocation is effective when We receive it at Our Administrative Office.

ALLOCATION OF NET PREMIUMS TO INVESTMENT OPTIONS

When You purchase a Policy, You select the percentage allocation of Your premium to the Subaccounts of Separate Account B and/or the Fixed Account. Your allocations are subject to the following constraints:

1.	Allocation percentages must be in whole numbers;

2.	Allocation percentages must add to 100%; and

3.	The allocation percentage for the Fixed Account may not exceed 50%.

Subsequent premiums will be allocated according to Your allocation percentages on file, unless You request a change in Your allocation percentages. A change in the allocation percentages for future premiums will affect reallocations occurring under the Automated Subaccount Reallocation Option. See “Automated Subaccount Reallocation Option” for additional information.

The net premium is credited to Your Policy on the Policy’s issue date and on each premium due date thereafter, whether or not You have paid a premium by its due date. Your net premiums buy units of the Subaccounts and not shares of the Funds in which the Subaccounts invest.

Reallocating Your Policy Assets

Subject to the restrictions discussed below, You may change the allocation of Your Net Benefit Base (the value of the Subaccount Benefit Base plus the Fixed Account Benefit Base) among the Subaccounts, or among the Subaccounts and the Fixed Account, through a Transfer of Net Benefit Base by written notice, participation in Our Systematic Transfer Option, participation in Our Automated Subaccount Reallocation Option or by telephone. Only the Automated Subaccount Reallocation Option or the Systematic Transfer Option, but not both, may be in effect at the same time.

Transfer of Net Benefit Base

You may transfer all or a portion of the Net Benefit Base between any two or more of the Subaccounts, or between one or more Subaccounts and the Fixed Account by providing Us with written notice of Your request or by calling (800) 832-7783. There is a limit of six transfers between two or more Subaccounts in any 12-month period. Only one transfer of the Net Benefit Base either to or from the Fixed Account is allowed in any 12- month period. The minimum transfer amount is $100. Each transfer from the Fixed Account is limited to the greater of $1,000 or 25% of the Fixed Account Benefit Base (the value of the assets allocated to the Fixed Account). Each transfer to the Fixed Account may not be more than the amount that would cause the ratio of the Fixed Account Benefit Base to the Net Benefit Base to exceed 50%.

We charge a $10 fee for transfers in excess of four per Policy Year, including those involving the Fixed Account. A transfer of Net Benefit Base made while the Automated Subaccount Reallocation Option is in effect automatically terminates the Automated Subaccount Reallocation Option. Requests for transfers are processed as of the Business Day We receive them, as described in “Processing Transactions”. We may defer transfers under the conditions described under “Payment and Deferment”.

Telephone Transfer Option

You may make transfers of Net Benefit Base as described above via telephone by calling (800) 832-7783. You will be required to provide certain information for identification purposes when requesting a transaction by telephone and We may record Your telephone call. We may require written confirmation of Your request.

We will not be liable for losses resulting from telephone requests that We believe are genuine. We reserve the right to revoke or limit Your telephone transaction privileges. Telephone privileges may be denied to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, there may be interruptions in service beyond Our control such as weather-related emergencies.

Systematic Transfer Option

You may request that a specified dollar amount be transferred from any one or more Subaccounts (the “originating Account(s)”) to any one or more other Subaccounts (the “receiving Account(s)”) at monthly or quarterly intervals, as selected. The first such systematic transfer occurs on the first Business Day of the Policy Month or Policy Quarter (successive one-month and three-month periods, respectively, measured from the issue date) that next follows the date We receive Your request. Transfers under this option may not be designated either to or from the Fixed Account. The minimum amount that may be transferred either from or to any one Account is $100. All transferred amounts must be specified in whole dollars.

The Systematic Transfer Option will terminate as to an originating Account if and when that Account is depleted. Such termination as to one originating Account will not have the effect of increasing any amounts thereafter transferred from other originating Accounts under the Systematic Transfer Option. Currently, transfers made under this option are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies; see “Transfer of Net Benefit Base” above. However, We reserve the right to impose a charge in the future for this option not to exceed $10. The Systematic Transfer Option terminates if and when the Benefit Base remaining in all of the originating accounts is depleted. We may terminate this option or modify Our rules governing this option at Our discretion by giving You 31 days written notice.

Automated Subaccount Reallocation Option

If You request, We will automatically reallocate the Subaccount Benefit Base at quarterly intervals according to the most recent premium allocation instructions on file with Us. The first such reallocation will occur on the first Business Day of the Policy Quarter that next follows the date on which We receive Your request.

Upon reallocation, the amount of Net Benefit Base allocated to each Subaccount is equal to (a) multiplied by (b), where:

(a)	is equal to:

1.	The allocation percentage You have specified for that Subaccount; divided by

2.	The sum of the allocation percentages for all such Subaccounts; and,

(b)	is equal to the sum of the Benefit Bases in all of the Subaccounts at the time of the reallocation.

Any requested changes in Your premium allocation instructions are reflected in the next quarterly reallocation following the change. The reallocation will only affect the allocation of Benefit Bases among the Subaccounts. It will not affect the Fixed Account Benefit Base. Reallocation transfers of Subaccount Benefit Base made under this option are not subject to the minimum transfer amount described under “Transfer of Net Benefit Base”. Currently, transfers made under this option are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies. However, We reserve the right to impose a charge for this option in the future not to exceed $10.

A transfer of Net Benefit Base made while this Automated Subaccount Reallocation Option is in effect automatically terminates the option. You may subsequently re-elect this option by providing Us with notice. We may terminate or modify Our rules governing this option by giving You 31 days written notice.

Our Policies on Frequent Reallocations Among Subaccounts

The Policy is designed for long-term insurance/investment purposes. It is not intended to provide a vehicle for frequent trading or market timing. We therefore limit reallocations to six per Policy Year (not counting systematic and automated reallocations). We apply this limitation uniformly to all Policies.

We monitor Subaccount reallocations in an effort to prevent Policyowners from exceeding the annual limit on reallocations. We cannot guarantee that Our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

We will only accept a transaction request that is in writing or made by telephone, and complies with Our requirements for such requests. We will not accept transaction requests by any other means, including, but not limited to, facsimile or e-mail requests. As described in the Fund prospectuses, the Funds have policies and procedures to detect and prevent frequent trading and reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. In order to protect Policyowners and to comply with the underlying Funds’ policies, it is Our Policy to reject any reallocation request, without any prior notice, that appears to be part of a market timing strategy based upon the holding period of the investment, the amount of the investment being exchanged, and the Subaccounts involved.

The Risks to Policyowners of Frequent Reallocations

To the extent that Our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Policyowners who invest in the Funds through Our Subaccounts.

In the case of the Subaccounts that invest indirectly in high-yield bonds and stocks of small and/or mid-sized companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the New York Stock Exchange (“NYSE”). This could cause dilution in the value of the shares held by other shareholders.

THE DEATH BENEFIT

The death benefit is the amount We pay to the named Beneficiary at the death of the Insured. The standard death benefit is the sum of the guaranteed minimum death benefit plus, if positive, a Variable Insurance Amount that is based upon the performance of the Subaccounts selected and the amount We have credited to You in the Fixed Account. We will also increase the death benefit to reflect any premium paid that applies to a period of time after the Insured’s death. We reduce the death benefit to reflect (1) any outstanding Policy loan and loan interest, (2) any unpaid premium that applies to a period before the Insured’s death and (3) partial surrenders. The death benefit is reduced pro rata for partial surrenders, as discussed later. The reduction may be greater than the amount withdrawn. If you own an optional insurance benefit under the Policy, an additional amount may be payable with the standard death benefit. See “Optional Insurance Riders.”

Generally, We pay the death benefit within seven days after We receive all claim requirements in a form satisfactory to Us at Our Administrative Office. If no settlement option is elected, We pay interest on death benefit proceeds from the date of death until We pay the death benefit.

There are several settlement options available, as discussed later. The Policyowner may reserve the right to change any selected settlement option prior to the Insured’s death. Thereafter, if the Policyowner did not make an election, the Beneficiary may apply the proceeds to one of the settlement options. We must receive an election of, or a change to, a settlement option in writing at Our Administrative Office in a form acceptable to Us.

Face Amount — the Guaranteed Minimum Death Benefit

We guarantee that the death benefit on Your Policy will never be less than the Policy’s Face Amount, which is the guaranteed minimum death benefit (reduced for loans and partial surrenders). During the first Policy Year, the death benefit is equal to the guaranteed minimum death benefit. Thereafter, We determine the death benefit on each Policy anniversary for the next Policy Year by adjusting the death benefit by the change in the Variable Insurance Amount on the Policy anniversary. This is the death benefit payable if the Insured dies during the following Policy Year. In the event of a loan or partial surrender, the Face Amount is reduced (see “Policy Loans” and “Partial Surrenders” for more information). Reductions due to partial surrenders may be greater than the amount withdrawn.

We allocate assets to Our General Account to accumulate as a reserve for the contingency that the Insured will die when the guaranteed minimum death benefit exceeds the death benefit payable without such guarantee.

The Variable Insurance Amount

The Variable Insurance Amount is based upon the investment results of the Subaccounts that You have selected and the interest credited to the Fixed and Loan Accounts, if selected or applicable. We set the Variable Insurance Amount on each Policy anniversary and do not change it until the next Policy anniversary.

During the first Policy Year, the Variable Insurance Amount is zero. On the first Policy anniversary, and on each anniversary thereafter, We determine Your Variable Insurance Amount by comparing the “actual net investment return rate” of Your Subaccounts (as defined below) with an assumed investment return of 4%, which We call “the Assumed Interest Rate.” The “actual net investment return rate” reflects the gross return on the underlying investments of Your Subaccounts plus the interest credited to the Fixed and Loan Accounts, less Fund expenses and mortality and expense risk charges.

Your Variable Insurance Amount does not change if the actual net investment return rate is exactly equal to the Assumed Interest Rate. Your Variable Insurance Amount increases if the actual net investment return rate is greater than the Assumed Interest Rate and decreases if the actual net investment return rate is less than the Assumed Interest Rate.

The amount by which Your Variable Insurance Amount will increase or decrease during any Policy Year is determined by dividing the Excess Investment Return for a Policy Year by the applicable net single premium rate that is specified in Your Policy.

The Excess Investment Return for a Policy Year is equal to the Total Benefit Base at the end of the Policy Year (the sum of all values in Your Subaccounts, Fixed Account and Loan Account), less the Assumed Benefit Base on the anniversary (the Total Benefit Base at the beginning of the Policy Year increased by any credited net premiums and increased by the 4% Assumed Interest Rate to the end of the Policy Year). The Excess Investment Return may be positive, zero, or negative.

Your Policy includes a table of the applicable net single premium rates per $1.00 from ages 0 through 120. The net single premium increases as the Insured grows older. As a result, a dollar of Excess Investment Return would purchase less additional variable insurance each subsequent Policy Year. Net single premiums also vary by the sex and underwriting classification (tobacco or non-tobacco) of the Insured.

The Variable Insurance Amount is calculated on a cumulative basis. This means that the amount reflects the accumulation of increases and decreases from past Policy Years. The cumulative amount may be positive or negative, depending on the investment performance of the Subaccounts selected. If the Variable Insurance Amount is negative, the death benefit is the guaranteed minimum death benefit. In other words, the death benefit is never less than the guaranteed minimum death benefit.

Example – Policy issued prior to January 1, 2020: At the beginning of the first Policy Year, the Total Benefit Base and the Assumed Benefit Base for Our Representative Insured issued at issue age 35, with a $50,000 Face Amount ISPC-15 Policy and paid annually are both set to the initial net premium, or $908.09. Assuming that the annual actual net investment return rate is 6%, the Total Benefit Base grows to $962.58 at the end of the Policy Year. With an assumed investment return of 4%, the Assumed Benefit Base increases from $908.09 to $944.41. The difference in the Total Benefit Base and the Assumed Benefit Base results in an Excess Investment Return of $18.17, which is then divided by the net single premium at age 36 of 0.21548 per $1 to derive an additional Variable Insurance Amount of $84.32 purchased on the Policy anniversary. The Variable Insurance Amount is $0 when the Policy is issued, and it increases to $84.32 after the additional Variable Insurance Amount is purchased. The death benefit is the Face Amount plus the positive Variable Insurance Amount, or $50,084.32.

On the other hand, assuming the annual actual net investment return is 2%, the Total Benefit Base decreases to $926.24 at the end of the Policy Year, resulting in an Excess Investment Return of negative $18.17 (i.e. $926.24 - $944.41), and the resulting Variable Insurance Amount purchased will be negative $84.32 (i.e. negative $18.17 divided by 0.21548). In this case, although the cumulative Variable Insurance Amount is negative, the death benefit is the guaranteed minimum death benefit of $50,000 (i.e. Face Amount).

Example – Policy issued on or after January 1, 2020: At the beginning of the first Policy Year, the Total Benefit Base and the Assumed Benefit Base for Our Representative Insured issued at issue age 35, with a $50,000 Face Amount ISPC-15 Policy and paid annually are both set to the initial net premium, or $775.47. Assuming that the annual actual net investment return rate is 6%, the Total Benefit Base grows to $822.00 at the end of the Policy Year. With an assumed investment return of 4%, the Assumed Benefit Base increases from $775.47 to $806.49. The difference in the Total Benefit Base and the Assumed Benefit Base results in an Excess Investment Return of $15.51, which is then divided by the net single premium at age 36 of 0.18426 per $1 to derive an additional Variable Insurance Amount of $84.17 purchased on the Policy anniversary. The Variable Insurance Amount is $0 when the Policy is issued, and it increases to $84.17 after the additional Variable Insurance Amount is purchased. The death benefit is the Face Amount plus the positive Variable Insurance Amount, or $50,084.17.

On the other hand, assuming the annual actual net investment return is 2%, the Total Benefit Base increases to $790.98 at the end of the Policy Year, resulting in an Excess Investment Return of negative $15.51 (i.e. $790.98 - $806.49), and the resulting Variable Insurance Amount purchased will be negative $84.17 (i.e. negative $15.51 divided by 0.18426). In this case, although the cumulative Variable Insurance Amount is negative, the death benefit is the guaranteed minimum death benefit of $50,000 (i.e. Face Amount).

Other Benefits Available Under The Policy

In addition to the standard death benefit associated with Your Policy, other standard and/or optional benefits may also be available to You. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

The availability of Policy benefits may vary depending on the broker-dealer through which Your Policy was purchased. See Appendix D: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Systematic Transfer Option	Automatically transfers a specified dollar amount of Subaccount Accumulation Value from any one or more Subaccounts to any one or more other Subaccounts	Standard	● Minimum transfer amount is $100 ● Not available for the Fixed Account Program ● Transfers do not count toward annual transfer limit ● Program may be discontinued or modified in the future
Automated Subaccount Reallocation Option	Automatically reallocates the Subaccount Accumulation Values at quarterly intervals according to the most recent Premium Payment allocation	Standard

●      Not available for the Fixed Account

●      A transfer request made while this option is in effect cancels enrollment

●      Program transfers do not count toward annual transfer limit

●      Program may be discontinued or modified in the future

Policy loan	Loan feature allows You to take loans, using Policy value as collateral	Standard

●      We deduct the amount of any outstanding loans plus any accrued loan interest before We calculate the death benefit and Cash Value.

●      Amounts taken as a Policy loan

(a)    do not participate in the performance of the variable investment options;

(b)   reduce the Policy value, cash surrender value and death benefit;

(c)   increase the risk of lapse; and

(d)   may have tax consequences.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider (no longer available)	Pays additional death benefit if insured dies from accidental bodily injury	Optional

●      Rider can be elected only on the Policy issue date.

●      Issue age must be 60 or Younger.

●      The benefit issued may not exceed $200,000 less all of the Insured’s accidental death benefit coverage from all other insurance companies.

●      Death must occur before Policy anniversary when the Policy Insured attains age 70.

Waiver of Premium Rider (no longer available)	Waives Policy premium if insured is totally disabled	Optional

●      Rider can be elected only on the Policy issue date.

●      Issue age must be between 15 and 55.

●      Disability must commence before Policy anniversary when the Policy Insured attains age 60.

●      Does not guarantee that the Policy will not lapse.

Children’s Term Life Insurance Rider (no longer available)	Allows You to purchase term life insurance on qualified children of Policy Insured	Optional

●      Rider can be elected only on the Policy issue date.

●      Not available on ISPC-WL with Face Amount of $150,000 of less or ISPC-15.

●      Issue age must be between 18 and 50.

●      Children must be between 14 days and 18 years old at inception of coverage.

●      Rider terminates on Policy anniversary when the Policy Insured attains age 65.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Spouse’s Term Life Insurance Rider (no longer available)	Allows You to purchase term life insurance on spouse of Policy Insured	Optional

●      Rider can be elected only on the Policy issue date.

●      Not available on ISPC-WL with Face Amount of $150,000 of less or ISPC-15.

●      Only available in an amount of $25,000.

●      Spouse issue age must be between 18 and 50.

●      Spouse may not be 10 years or more older nor Younger than Policy Insured.

●      Rider coverage expires at the later of when the insured spouse attains age 65, or 20 years from the issue date

Level Term Insurance Rider (no longer available)	Allows You to purchase additional term insurance protection	Optional

●      Rider can be elected only on the Policy issue date.

●      Not available on ISPC-WL with Face Amount of $150,000 of less.

●      Issue age limited depending on term of coverage and date of Policy issuance.

●      Conversion rights expire on the Policy Anniversary when the Policy Insured attains age 65.

Guaranteed Insurability Option Rider (no longer available)	Allows You to purchase additional insurance protection without evidence of insurability	Optional

●      Rider can be elected only on the Policy issue date.

●      Not available on ISPC-WL with Face Amount of $150,000 of less.

●      Future dates on which You may purchase additional insurance are Predetermined between age 22 and age 46 or triggered by certain life events.

ACCUMULATION VALUE

Determining Your Accumulation Value

There is no minimum guaranteed Accumulation Value. The Accumulation Value varies daily and on any day within the Policy Year equals the Accumulation Value as of the end of the prior Policy Year, plus the net premiums that You have paid since that date, plus the actual net investment return of the Subaccounts You have selected, plus the interest credited on the Fixed Account if selected, plus the interest credited to the Loan Account if You have any outstanding loans, adjusted for the cost of insurance protection and surrenders.

The Policy offers the possibility of increased Accumulation Value due to good investment performance and decreased Accumulation Value due to poor investment performance. You bear all of the investment risks.

Cash Value

The Cash Value of the Policy is equal to the Accumulation Value less any applicable Policy surrender charge.

Cost of Insurance Protection

Your Accumulation Value reflects a charge for the cost of insurance protection. We issue variable life insurance policies to (1) persons with standard mortality risks and (2) persons with higher mortality risks, as Our underwriting rules permit. We charge a higher gross premium for the person with the higher mortality risk.

In all cases, We base the cost of insurance protection on the net amount at risk (NAR) (the Policy’s guaranteed minimum death benefit, plus the Variable Insurance Amount, minus the Accumulation Value) and the person’s sex, underwriting class, and attained age. (See “Periodic Charges Deducted from the Subaccount Value – Cost of Insurance Protection.”)

Policy Surrenders

You may fully surrender the Policy for its Cash Value less any outstanding Policy loans and loan interest (“Surrender Value”) at any time while the Insured is living. The amount payable will be the Surrender Value that We next compute after We receive the surrender request at Our Administrative Office in good order. If You request a full surrender, it will be effective on the Business Day that We receive both the Policy and a written request in a form acceptable to Us.

You may partially surrender Your Policy on any Policy anniversary. We permit a partial surrender only if You (1) have no outstanding Policy loan and (2) have no overdue premiums. In addition, Your premiums and/or Face Amount after the partial surrender must still meet the Policy’s minimum requirements. A partial surrender will be effective only if We receive all requirements for a partial surrender at Our Administrative Office on or before the Policy anniversary. The partial surrender will be effective on the Policy anniversary.

When You make a partial surrender, the guaranteed minimum death benefit, Variable Insurance Amount, death benefit, Accumulation Value, and Cash Value for the Policy will each be reduced in the same proportion as the partial surrender relates to the Cash Value. The premium will also be reduced. We will pay the portion of the Cash Value of the original Policy that exceeds the Cash Value of the reduced Policy to You as a partial surrender. We will allocate the Accumulation Value of the reduced Policy among the Subaccounts in the same proportion as the allocation of the Accumulation Value of the original Policy. We will usually pay the Surrender Value within seven days if We have received all necessary forms. However, We may delay payment:

(1)	If a recent payment that You made by check has not yet cleared the bank (We will not wait more than 15 days for a check to clear), or

(2)	During any period:

-	The New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings,
-	Trading on the NYSE, as determined by the SEC, is restricted,
-	An emergency, as determined by the SEC, exists as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets, or
-	The SEC may by order permit for the protection of security holders.

If, during any period identified in (2) above, We delay payment of the Surrender Value beyond 30 days from the date that We have received all necessary forms, We will pay interest from the effective date of the surrender.

You should be aware that any surrender will have tax consequences and that a partial surrender within the first seven years may have adverse tax consequences, see “Tax Information”. We may deduct withholding taxes from the Surrender Value.

Policy Loans

You may borrow up to 75% of the Cash Value during the first three Policy Years and 90% of the Cash Value after the first three Policy Years, if You assign Your Policy to Us as sole security. We charge daily interest on the outstanding loan amount at an effective annual rate of 6% compounded on each Policy anniversary. In general, if We approve the loan, We send the loan amount within seven days of receipt of the request. We will not permit a new loan unless it is at least $100 or You use it to pay premiums. You may repay all or a portion of any loan and accrued interest at any time while the Insured is living and the Policy is in force.

When You take a loan, We transfer a portion of the Cash Value equal to the loan amount from the Subaccount(s) and/or the Fixed Account that You have selected to Our General Account. We charge the loan amount to each Subaccount and/or the Fixed Account if applicable in the proportion which the value of each Subaccount and/or the Fixed Account bears to the Net Benefit Base of the Policy as of the date of the loan. While the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at the effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

A Policy loan does not affect the amount of the premiums due but does reduce the death benefit and Cash Value by the amount of the loan. A Policy loan may also permanently affect the Variable Insurance Amount and the Cash Value, whether or not You repay the loan in whole or in part. This occurs because We credit the amount in the Loan Account at the assumed interest rate of 4%, in accordance with the Tabular Cash Value calculations that We have filed with the state insurance departments. Thus, even if it is repaid, a Policy loan will have a negative impact on the Variable Insurance Amount and the Cash Value, if the actual net investment returns of the Subaccounts You have selected, exceed the assumed interest rate of 4%. The longer the loan is outstanding, the greater the impact is likely to be.

If You do not pay the loan and interest when it is due on each Policy anniversary, We will increase Your loan by the amount of any unpaid interest, and We will transfer an equivalent amount of Cash Value from the Subaccount(s) to the General Account. We will credit loan repayments to each Subaccount in proportion to Your allocation to each Subaccount.

We subtract the amount of any outstanding loan plus interest from any death benefit or any Cash Value that We pay. If Your outstanding loan with accrued interest ever equals or exceeds the Cash Value, We will mail notice of such event to You and any assignee at the assignee’s last known address. The Policy will terminate 31 days after We mail such notice. A termination of the Policy may be a taxable event. The Policy does not terminate if You make the required repayment within that 31-day period.

While the receipt of the principal of a Policy loan is generally not taxable, it may be taxable if the loan is outstanding when the Policy is surrendered, exchanged, lapsed or converted to continued insurance, or the Policy has been converted into a MEC. A Policy loan may also cause a Policy to terminate if the Cash Value of the Policy falls below the total amount borrowed due to fluctuation in the values of the Subaccounts selected or other factors. In such case, the entire amount of the loan is immediately taxable to the extent it exceeds Your basis in the Policy. You should, therefore, consult with a qualified tax adviser before taking Policy loans.

SETTLEMENT OPTIONS

You or Your Beneficiary may elect to apply all or a portion of the proceeds of a surrender or death benefit payment, as applicable, under any one of the following fixed benefit settlement options rather than receive a single payment of Policy proceeds. The Policy proceeds must be at least $1,000 and the settlement option chosen must be a minimum of $50 per payment received. The amount of the payment under life income options will depend on the age and sex of the person whose life determines the duration of payments. Tax consequences may vary depending on the settlement option chosen. The options are as follows:

Proceeds Left at Interest - Proceeds left with Us to accumulate, with interest payable at a rate of 1% per year, which may be increased by additional interest.

Payment of a Designated Amount - Payments in installments until proceeds applied under the option and interest on unpaid balance at a rate of 1% per year and any additional interest are exhausted.

Payment for a Designated Number of Years - Payments in installments for up to 25 years, including interest at a rate of 1% per year. Payments may increase by additional interest, which We would pay at the end of each installment year.

Payment of Life Income

You may elect the following life income provisions, and the minimum payments are based on the 2012 Individual Annuity Reserving Table and a guaranteed interest rate of 1.0%.

a.	Life Income, Guaranteed Period - Payments guaranteed for 10 or 20 years, as You elect, and for life thereafter. During the guaranteed period of 10 or 20 years, the payments may be increased by additional interest, which We would pay at the end of each installment year.

b.	Life Income, Guaranteed Return - The sum of the payments made and any payments due at the death of the person on whose life the payments are based, never to be less than the proceeds applied.

c.	Life Income Only - Payments made only while the person on whose life the payments are based is alive. If the person on whose life the payments are based dies before any life payments are made, then no payments will be made.

OPTIONAL INSURANCE RIDERS

Please note the optional insurance riders are no longer available for election.

Currently, the following riders may be included in a Policy in states where available (see Appendix B). If You wish to elect one or more of these riders, You must do so at the time Your Policy is issued. Riders are subject to the payment of an additional premium, certain age and insurance underwriting requirements, and the restrictions and limitations that apply to the Policy, as described above. The summaries below describe important benefits, features, rights and obligations under each rider. Additional terms and conditions are set out in each applicable rider form. You may obtain additional information in this regard from Your representative.

Accidental Death Benefit

You may elect to obtain an accidental death benefit rider, if the Policy Insured’s issue age is 0 to 60. The rider provides for an additional fixed amount of death benefit in the event that the Policy Insured dies from accidental bodily injury while the Policy is in force and before the Policy anniversary when the Policy Insured attains age 70. The amount of the benefit is equal to the Face Amount of the Policy, but cannot exceed an amount equal to $200,000 minus the sum of the Policy Insured’s accidental death benefit coverage in all other insurance companies.

For example, if the Insured dies from accidental bodily injury when the Insured is age 69 and does not have accidental death benefit coverage from any other insurance company, then the additional death benefit of the Face Amount, but no more than $200,000, would be paid. However, if the insured had accidental death benefit coverage of $50,000 from another insurance company, then the additional death benefit of the Face Amount, but no more than $150,000, would be paid.

Waiver of Premium

You can choose to obtain a waiver of premium rider if the Policy Insured’s issue age is 15 to 55. Under the rider, We will waive all premiums falling due after the date of commencement of the disability and for as long as the disability continues. Disability, for this purpose, means a total disability of the Insured, which continues for at least six months. Total disability means that the Policy Insured must be unable to engage for remuneration or profit in any occupation for which he or she is or could be suited by reason of education, training or experience. Being a student is considered engaging in an occupation. The waiver of premium only applies to disabilities that commence before the Policy anniversary when the Policy Insured reaches age 60. The waiver of premium rider does not guarantee that Your Policy will not lapse. If Your loan balance exceeds the Cash Value, Your Policy may lapse.

For example, if the Policy Insured becomes totally disabled at age 45, all premiums will be waived so long as the total disability continues. If the Policy Insured is no longer disabled, premium payments must resume.

Children’s Term Life Insurance Rider

(Only Available on ISPC-WL with Face Amount greater than $150,000; not available on ISPC-15 or ISPC-WL with Face Amount less than or equal to $150,000)

You may purchase life insurance on children of the Policy Insured who are qualified under the terms of this rider. The Children’s Term Life Insurance Rider allows You to purchase between $5,000 and $15,000 of coverage on qualified children, if the Policy Insured’s issue age is 18-50. Qualified children are children ages 14 days to 18 years old at the inception of coverage. The premium is the same regardless of the number of children covered. Children born, adopted, or who become a stepchild after the issue date of the Policy are automatically insured as long as they are qualified under the terms of the rider. The rider expiration date is the Policy Anniversary on which the Policy Insured attains age 65.

The rider provides coverage to an Insured Child through the earlier of the Insured Child’s 25th birthday, or the rider’s expiration date. If the Policy Insured dies during the premium payment period and while an Insured Child has coverage, the Insured Child’s coverage continues as paid up term insurance through the rider expiration date, with no further premium payable. The rider coverage is convertible, without evidence of insurability, to a new individual policy providing permanent protection, at the earlier of when the Insured Child attains age 25 or when the Policy Insured attains age 65. The amount of insurance available under such new policy is subject to a minimum equal to the face amount of the rider coverage on the Insured Child, and a maximum equal to the lesser of five times the face amount of the rider coverage on the Insured Child, or $50,000.

For example, if the Policy Insured is age 45, has two qualified children age 3 and age 17, and you purchase $10,000 of coverage, there is $10,000 of coverage on each child. When the older Insured child turns 25, the coverage will terminate and the Insured Child may convert to a new individual policy without evidence of insurability. When the Policy Insured attains age 65 and the younger Insured Child is age 23, the coverage will terminate and the Insured Child may convert to a new individual policy without evidence of insurability.

Spouse’s Life Insurance Rider

(Only Available on ISPC-WL issued with Face Amount greater than $150,000; not available on ISPC-15) You may purchase term life insurance on the Policy Insured’s spouse in the form of a rider to the Policy. The Spouse’s Term Insurance Rider provides a death benefit of $25,000 and is offered on simplified issue underwriting basis. This rider is available for a spouse issue ages 18-50. To be eligible, the spouse to be insured may not be 10 or more years older, nor 10 or more years Younger, than the Policy Insured. Rider coverage expires at the later of when the insured spouse attains age 65, or 20 years from the issue date. The rider coverage is convertible to a new permanent plan of insurance without evidence of insurability within 60 days after the death of the Policy Insured, or within 60 days prior to the earliest of: the date of a scheduled Spouse rider premium increase, or the rider’s expiration date, or when the insured spouse attains age 65. Premiums for this rider are level for an initial 20-year period; then increase for subsequent level premium 20-year periods, or to the expiration date of the rider if earlier.

For example, if the Policy Insured is 45 and his spouse is 40, the rider would provide for a death benefit of $25,000 until the spouse attains age 65.

Level Term Insurance Rider

(Only Available on ISPC-WL with Face Amount greater than $150,000, and ISPC-15; not available on ISPC-WL with Face Amount less than or equal to $150,000)

You may elect to obtain additional term insurance protection, in addition to the death benefit provided by the Policy. The additional coverage is purchased in the form of a rider to the Policy. The rider is available with either a 10 year, 15 year, or 20 year coverage period (note: 20 year coverage is not available with ISPC-15).

For Policies issued prior to January 1, 2020, the 10–year coverage was available for issue ages 18-60; the 15-year coverage was available for issue ages 18-55; and the 20 year coverage was available for issue ages 18-50. For Policies issued on or after January 1, 2020, the 10-year coverage was available for issue ages 27-60; the 15-year coverage was available for issue ages 20-55; and the 20-year coverage was available for issue ages 18-50. The rider may be added in an amount up to 5 times the Face Amount of the ISP Choice Policy, subject to a $25,000 minimum amount. The rider coverage is convertible, without evidence of insurability to a new permanent plan of insurance. The amount of insurance under the new Policy may be any amount up to the Face Amount of the rider. The conversion may occur at any time during the rider’s premium payment period, but not later than the Policy anniversary when the Insured reaches age 65.

For example, if the Policy Insured is exactly age 30 and purchases a rider providing for 20 years of coverage in the amount of $50,000, if the Policy Insured dies prior to attaining age 50, the Beneficiary will be paid $50,000 in addition to the death benefit provided by the Policy.

The guaranteed maximum premiums for this rider are level throughout the coverage period. We currently charge premiums less than the guaranteed maximum premiums.

We reserve the right to change current premiums for this rider but any change will be on a uniform basis by premium class and based upon future investment earnings, mortality, persistency and expenses. We cannot change current premiums on account of a deterioration of the Insured’s health or a change in occupation. Please note that premiums may differ for Policies issued prior to January 1, 2020 and Policies on or after January 1, 2020.

Guaranteed Insurability Option Rider

(Only Available on ISPC-WL with Face Amount greater than $150,000 and ISPC-15; not available on ISPC-WL with Face Amount less than or equal to $150,000.)

The Guaranteed Insurability Option Rider allows additional face amount purchases, on the Policy Insured, on specified option dates without evidence of insurability, subject to restrictions. These options dates include Regular Option dates and Alternate Option dates. The Regular Option dates vary by the issue age of the Policy Insured and provide for such optional purchases every three years, beginning at attained age 22 through attained age 46. The Alternate Option dates are triggered by Life Events, including: marriage, birth of a child, adoption, or acquiring a mortgage to purchase a new primary residence. The rider may be added for an option amount up to $50,000, subject to a minimum option amount of $25,000.The rider also provides for limited additional 90 day term insurance coverage following a Life Event.

For example, if the Guaranteed Insurability Option Rider has been elected in the amount of $50,000, on a Regular Option date, You will be able to increase the Face Amount of the Policy by $50,000 without evidence of insurability of the Policy Insured.

Other provisions

Age and Sex

If You have misstated the age or sex of the Insured, the benefits available under the Policy are those that the premiums paid would have purchased for the correct age and sex.

Assignment

You may assign the benefits under a Policy to someone else. However, the assignment is not binding on Us, unless it is in writing and received at Our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Unless otherwise provided in the assignment, the interest of any revocable beneficiary is subordinate to the interest of any assignee, regardless of when You made the assignment. The assignee receives any sum payable to the extent of his or her interest.

Beneficiary

This is the person(s) You designate in the application to receive death benefits under the Policy upon the death of the Insured. You may change this designation during the Insured’s lifetime, by filing a written request with Our Administrative Office in a form acceptable to Us.

Right to Examine

You have a period of time to review Your Policy and cancel it for a refund of premiums paid. The duration and terms of the “right to examine” period vary by state (see Appendix C). At a minimum You can cancel Your Policy within 10 days after receipt. You must return Your Policy along with a written request for cancellation.

Default and Options on Default

A Policy is in default if You do not pay any premium (after the first premium) when it is due. There is a grace period of 31 days during which the Policy continues in force. If the Insured dies during the grace period, We deduct from the death benefit the portion of the premium applicable to the period from the premium due date to the end of the Policy month in which death occurs.

If You have elected the automatic premium loan provision, and You do not pay a premium within the grace period, the premium will automatically be borrowed from the Cash Value of the Policy. If You do not resume paying premiums, this process will continue until the Cash Value in Your Policy is exhausted. This will result in a termination of Your Policy or conversion of the remaining Cash Value into a continued insurance option. The total amount of all loans then outstanding will be considered a taxable distribution to the extent You have any gains in Your Policy.

If You have not elected the automatic premium loan provision and You do not surrender a Policy within 31 days after the date of default, We apply the Policy’s Cash Value minus any loan and interest to purchase continued insurance. If the Insured is rated as standard class, You automatically have the extended term insurance option if You make no other choice. If We rated the Policy for extra mortality risks, You automatically receive the reduced paid-up whole life insurance option. Both options are for fixed life insurance, and neither option requires the further payment of premiums.

The extended term insurance option provides a fixed and level amount of term insurance equal to the death benefit (minus any indebtedness) as of the date the option becomes effective. The insurance coverage under this option continues for as long a period as the Surrender Value on such date purchases.

The reduced paid-up whole life insurance option provides a guaranteed level amount of paid-up whole life insurance. The guaranteed amount of coverage is the amount that the Surrender Value purchases on the date the option becomes effective.

When the Policy is continued as paid-up or extended term insurance, the Subaccount Benefit Base is transferred from the Separate Account to the Company’s General Account. As a result, the assets from the Subaccount Benefit Base will be subject to general liabilities from Our business operations and to claims by Our general creditors.

You may surrender a Policy continued under either option for its Cash Value while the Insured is living. You may make a loan under the reduced paid-up whole life insurance option, but not under the extended term insurance option. However, the death benefit will be reduced by any loan balance. If the loan balance exceeds the Cash Value of the paid–up coverage, the paid-up coverage will terminate.

Right to Exchange Options

The exchange options allow You to exchange this Policy, under certain conditions, for a permanent fixed benefit life insurance Policy if this Policy was issued in the State of New York. There are no fees or sales charges imposed on either exchange option.

Exchange Option 1

Within the first 18 months after the Policy’s issue date, if You have duly paid all premiums, You may exchange this Policy for a permanent fixed life insurance Policy that We issue on the Insured’s life.

You do not need to provide evidence of insurability to exercise this option. The new Policy will have a level Face Amount equal to the Face Amount of this Policy. The new Policy will have the same issue date, issue age and premium class as this Policy and the same optional insurance riders if such riders are available. We base premiums for the new Policy on the premium rates for the new Policy that were in effect on this Policy’s issue date.

In some cases, issuance of the new policy will be subject to a Cash Value adjustment. The Cash Value adjustment amount is equal to the Policy Accumulation Value plus all charges assessed to this Policy accumulated at this Policy’s Assumed Interest Rate minus the aggregate past Gross Premiums of the proposed new policy, accumulated at this Policy’s Assumed Interest Rate. If the result is positive, We pay that amount to You. If the result is negative, You pay that amount to Us. We will determine the amount of a cash adjustment as of the date We receive the Policy and written request at Our Administrative Office.

Exchange Option 2

If any Fund changes its investment adviser or makes a material change in its investment objectives or restrictions, You may exchange this Policy for a permanent fixed benefit life insurance Policy that We issue on the Insured’s life. We will notify You if there is any such change. You will be able to exchange this Policy within 60 days after Our Notice or the effective date of the change, whichever comes later. No evidence of insurability is required for this exchange.

The new Policy will be issued at Your attained age at the time of the exchange on a substantially comparable General Account plan of insurance. The face amount of the new Policy will be for an amount not exceeding the excess of the Death Benefit of this Policy on the date of exchange or:

1.	The Cash Value of this Policy on the date of exchange if You elect to surrender this Policy; or

2.	The death benefit payable under the Paid-Up Insurance Surrender Value Option if You choose to elect that option.

Grace Period

With the exception of the first premium, We allow a grace period of 31 days for payment of each premium after it is due. The Policy continues in force during the grace period unless You surrender it.

Incontestability

Except for fraud or nonpayment of premiums, We do not contest the validity of the Policy and its riders after it has been in force during the lifetime of the Insured for two years from the date of issue.

Changes to the Policy

We have the right to change the terms of the Policy without Your consent where necessary to comply with applicable law. We may, at Our discretion, replace or supplement the Separate Account with a different separate account (which may have its own subaccounts) or add additional Subaccounts as available options under the Policy. We may discontinue any existing Subaccounts as available options under the Policy. We reserve the right to combine the Separate Account with any other separate account or to combine Subaccounts. We may at Our discretion invest the assets of any Subaccount in the shares of another investment company or any other investment permitted by law. Such substitution would be made in compliance with any applicable provisions of the 1940 Act.

We will provide You with written notice regarding any significant changes.

State Variations

Where required by state law, there may be variations in the Policy which are covered by a special form of the Policy for Your state. Your Policy, as a result, may differ from those described in this prospectus. You should refer to Your Policy and any applicable riders for terms that are specific to Your characteristics.

We offer the Policy in most states. Check with Your representative regarding availability in Your state. The Policy is offered continuously. Although We do not anticipate discontinuing the offer of the Policy, We reserve the right to do so at any time.

Payment and Deferment

We will usually pay the death benefit, Surrender Value, or loan proceeds within seven days after We receive all documents required for such payments. However, We may delay payment (1) if a recent payment by check has not yet cleared the bank, or (2) during any period: (i) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings, (ii) trading on the NYSE, as determined by the SEC, is restricted, (iii) an emergency, as determined by the SEC, exists as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets, or (iv) the SEC may by order permit for the protection of security holders.

Under a Policy continued as paid-up or extended term insurance, We may defer the payment of the Surrender Value or loan proceeds for up to six months. If We postpone the payment more than 30 days, We will pay interest. We will pay the interest from the date of surrender to the date We make payment.

Payment of Dividends

The Policy does not provide for dividend payments. Therefore, it is “non-participating” in the earnings of NNY.

Policy Years and Anniversaries

We measure Policy Years and anniversaries from the date of issue of the Policy, which will generally be the date on which We approve the application. Each Policy Year will commence on the anniversary of the date of issue.

Reinstatement

If the Policy terminates, You may apply for reinstatement within three years of termination. A Policy surrendered for cash or for which the extended term insurance option was in effect may not be reinstated. To reinstate, You must present evidence of insurability acceptable to Us, which, in some cases, may involve standard underwriting, including a medical examination, and You must pay to Us the greater of:

(1)	All premiums from the date of default with interest to the date of reinstatement, plus any Policy debt (plus interest to the date of reinstatement) in effect when You continued the Policy as reduced paid-up insurance or extended term insurance; or

(2)	110% of the increase in Cash Value resulting from reinstatement.

To reinstate, You must also pay Us any Policy debt that arose after the continuation of the Policy as reduced paid-up insurance. We calculate interest on any such debt at the rate of 6% per year compounded annually.

Suicide

If the Insured commits suicide within two years from the Policy’s date of issue, Our liability under the Policy is limited to all premiums paid less any indebtedness.

Valuation of Assets

We determine the unit value for each Subaccount at the close of business of the NYSE (normally 4:00 P.M., Eastern Time), on each day the NYSE is open for regular trading (“Business Day”). The NYSE is closed on most national holidays and Good Friday. We value shares of each Fund at the net asset value per share as determined by the Fund. Each Fund determines the net asset value of its shares as described in the Fund’s prospectus.

Processing Transactions

Generally, transaction requests (such as loan repayments or reallocation requests) will be processed based on the Subaccount unit values computed as of the Business Day We receive them, if We receive them at Our Administrative Office in Good Order (i.e., in form and substance acceptable to Us) before the close of business on that day (normally 4:00 P.M., Eastern Time). If Your transaction request is received at Our Administrative Office in Good Order after the close of a Business Day or on a non-Business Day, it will be deemed received and processed based on the unit values computed as of the next Business Day. To meet Our requirements for processing transactions, We may require that You use Our forms.

FEES, CHARGES AND EXPENSES

We describe below the fees and charges that You are required to pay to purchase and maintain the Policy. We guarantee that once You have purchased Your Policy, We will not increase the amount of Your premium payments except as described under “Optional Insurance Riders” or the charges that We deduct from Your premiums. The charges that We deduct from Your Subaccount(s) for mortality and expense risks are also guaranteed not to increase (except as described in “The Frequency of Your Payments”).

Transaction Fees

We deduct certain fees, charges and expenses listed below from Your premiums. The resulting net premium amount is allocated among the Subaccount(s) and the Fixed Account as You have selected.

Premium Charge

We impose a premium charge on each premium payment. For Policies issued prior to January 1, 2020, the premium charge is 9% of each premium payment, exclusive of the Policy charge. For Policies issued on or after January 1, 2020, the premium charge on each premium payment, exclusive of the Policy charge, is 9% for ISPC-15, 12% for ISPC-WL if the Face Amount is greater than $150,000, and 15% for ISPC-WL if the Face Amount is less than or equal to $150,000.

The premium charge is intended to cover Our sales expenses, premium taxes and other costs and risks associated with the Policy. The premium charge does not correspond to Our actual costs in any particular year.

Policy Face Amount Charge

We impose a Policy Face Amount Charge in each premium payment (which is in addition to other applicable fees and charges). These charges, per $1,000 of the guaranteed minimum death benefit, are shown below, and they vary by issue age and underwriting class, as well as by sex with respect to Policies issued on or after January 1, 2020. The Policy Face Amount Charge covers Our administrative expenses in issuing the Policy.

Policy Issued Prior to January 1, 2020:

ISPC-15 – Policy Face Amount Charges*

Issue Age	Pref Plus NT	Pref NT	Standard NT	Standard TU
0-4	N/A		1.75	N/A
5-9			2.06
10-14			2.38
15-19			2.69
20-60	1.25	2.0	2.75	2.75

ISPC-WL with Face Amount greater than $150,000 – Policy Face Amount Charges*

Issue Age	Pref Plus NT	Pref NT	Standard NT	Standard TU
18-60.25		.50	1.25	1.25

ISPC-WL with Face Amount less than or equal to $150,000 – Policy Face Amount Charges*

Issue Age	Standard NT	Standard TU
18-60	2.0	2.0

*	Per $1,000 of guaranteed minimum death benefit

Policy Issued On or After January 1, 2020:

Male		Policy Face Amount Charges*
Issue Age	Product Version	Pref Plus NT	Pref NT	Standard NT	Standard TU
18-60	ISPC-15	1.5-1.85	2.2	2.5-3.75	2.5-3.75
	ISPC-WL (for Face Amounts of greater than $150,000)	0.05-0.85	1	1.2-2	1.2-1.85
	ISPC-WL (for Face Amounts of $150,000 or less)	N/A	N/A	1.50-5	1.77-7

Female		Policy Face Amount Charges*
Issue Age	Product Version	Pref Plus NT	Pref NT	Standard NT	Standard TU
18-60	ISPC-15	1.5-1.85	2.2	2.5-3.75	2.5-3.75
	ISPC-WL (for Face Amounts of greater than $150,000)	0.05-0.85	1	1.2-2	1.2-1.85
	ISPC-WL (for Face Amounts of $150,000 or less)	N/A	N/A	1.31-3	1.62-5

Issue Age	Product Version	Policy Face Amount Charges*
		Male	Female
0-17	ISPC-15	1.75-2.46	1.50-2.42

*	Per $1,000 of guaranteed minimum death benefit

Annual Policy Charge

We impose a maximum annual charge for Our administrative expenses of $95 on ISPC-15 and ISPC-WL.

Surrender Charges

We charge a surrender charge for any full surrender or partial withdrawal during the first 15 Policy Years. The surrender charge will vary based on the Insured’s age, gender and underwriting class of risk. The surrender charge is calculated per $1,000 of Face Amount surrendered or decreased. The maximum surrender charge is $50.00 per $1,000 of Face Amount surrendered or decreased and the minimum surrender charge is $1.10 per $1,000 of Face Amount surrendered or decreased.

Transfer Fees

We charge a $10 fee for transfers of the Net Benefit Base in excess of four per Policy Year, including those involving the Fixed Account. See “Transfer of Net Benefit Base” for more information.

Optional Insurance Rider Premiums

We charge an additional premium for each optional insurance rider that You select for Your Policy. See the table entitled “Transaction Fees and Other Charges and Expenses” in the “Fee Tables” section of this prospectus and Your Policy for more information on the additional premiums for each optional insurance rider.

Premium Payment Mode Adjustment

When You pay premiums on other than an annual basis, the premium amount, the annual Policy Charge and the Policy Face Amount Charge will increase to compensate for Our loss of interest and additional billing and collection expenses. A portion of this increase is credited under Your Policy to Your selected Subaccounts so that We can match Our assumptions about Your premiums to provide the guaranteed minimum death benefit of Your death benefit.

Increase for Installment Payment of Premiums (as a percentage of an annual payment/charge):

Payment Frequency	% Increase
Annual	0%
Semi-annual	2%
Quarterly	4%
Monthly	5.96%

Periodic Charges Deducted from the Subaccount Value

Cost of Insurance Protection

We deduct a charge from the Subaccount assets attributable to Your Policy for the cost of insurance protection. This amount is determined by the insurance rates applicable to Your Policy based upon Your age, sex, underwriting classification and the net amount of insurance that is at risk. We guarantee that the cost of insurance will not be higher than rates based on (i) the 2001 Commissioners’ Standard Ordinary Mortality Table for Policies issued prior to January 1, 2020 or (ii) the 2017 Commissioners’ Standard Ordinary Mortality Table for Policies issued on or after January 1, 2020 for the Insured’s sex and tobacco use classification, which We use to compute the cost of insurance protection.

Your premium will also reflect Your mortality rating. In short, Your premium will be higher if You are rated as having a higher than average mortality risk.

The cost of insurance protection generally increases each year because the probability of death increases as a person’s age increases. The net amount at risk may decrease or increase each year depending on the investment experience of the Subaccount(s) and/or the Fixed Account selected.

Mortality and Expense Risk Charge

We deduct from the Subaccount assets attributable to Your Policy a daily charge for the mortality and expense risks (“M&E”) that We assume. Please refer to the table entitled “Periodic Charges Other Than Annual Fund Expenses” in the section “Fee Tables” of this prospectus for the M&E charge applicable to Your Policy.

The annual rate of the M&E Risk Charge declines after an initial M&E period, which is 15 years for ISPC-15 and 20 years for ISPC-WL. We calculate two different classes of units due to this risk charge decline: one class of units during the initial M&E period, and another class of units during the lower M&E period. At the end of the initial M&E period, the Subaccount Benefit Base is fully and automatically allocated to purchase units using the later class of units.

Policy Loan Interest

If You have an outstanding Policy loan, We charge interest that accrues daily at an effective annual rate of 6% compounding on each Policy anniversary. The loan and loan interest are due on each Policy anniversary. If You do not pay the interest when it is due, it will be added to the loan amount and We will transfer an equivalent amount from the Subaccounts to the General Account.

The Policy loan interest rate is 6%. However, because We transfer from the Separate Account to Our General Account an amount equal to the amount of the loan, while the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

Income Tax Charge

We do not expect to incur any federal income tax as the result of the net earnings or realized net capital gains of Separate Account B. However, if We did incur such tax, We reserve the right to charge the Separate Account for the amount of the tax. We may also impose charges for other applicable taxes attributable to the Separate Account.

Deductions from the Funds

Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.

We begin to accrue and deduct all of the above charges and premiums on a Policy’s Issue Date.

DISTRIBUTION OF THE POLICY

The Policies are no longer offered for new sales, but existing Policyowners may continue to make premium payments. As such, the Policy is considered to be continuously offered by NNY and the Separate Account.

Prior to the acquisition of FLIAC by NNY, Foresters Financial Services, Inc., an affiliate of FLIAC, served as principal underwriter for the Policies. As a result of the acquisition of FLIAC by NNY, effective July 1, 2020, 1851 Securities, Inc., an affiliate of NNY due to common control, assumed the role of the principal underwriter for the Policies. 1851 also serves as principal underwriter for other variable insurance products issued by NNY and its affiliated companies. NNY or an affiliate thereof reimburses 1851 for expenses that 1851 incurs in serving its principal underwriting function for variable insurance products of NNY. 1851 does not receive or retain any fees imposed by NNY under variable insurance products issued by NNY; however, 1851 may receive 12b-1 fees or other payments from underlying funds or their affiliates.

1851’s principal executive offices are located at One American Row, Hartford, CT 06103. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 (the “1934 Act”), as well as the securities commissions in the states in which it operates and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and NNY have entered into a selling agreement with Cetera Investment Services LLC (“Cetera”) to cover Cetera’s continued servicing of Policies held by Cetera customers. This agreement also covers Cetera’s sale and servicing of other variable annuity contracts and variable life insurance policies issued by NNY (including those contracts and policies assumed by NNY in connection with the Merger of FLIAC into NNY). Cetera is registered as a broker-dealer with the SEC under the 1934 Act and is a member of FINRA.

Compensation

Under Our agreement with Cetera, We generally pay compensation to Cetera in the form of commissions when a premium payment is made under a Policy. Depending on the premium payment period option applicable to Your Policy, We pay commissions of up to 99% on premiums paid in the first Policy Year, 16% on premiums paid in Policy Years 2-3, 5% on premiums paid in Policy Years 4-10 (with the exception of 10% on premiums paid in Policy Year 7) and 2% on premiums paid thereafter. No other compensation is paid to Cetera with respect to any other Policyowner transactions under the Policy. We do not pay compensation to Cetera based on the value of Your Policy.

A portion of the compensation paid by NNY to Cetera is used by Cetera to pay commissions or other compensation to its registered representatives who service the Policy, depending on the agreement between Cetera and the registered representative. Such representatives act as appointed agents of NNY under applicable state insurance law and must be licensed to sell variable insurance products. Cetera or a registered representative may receive different compensation for selling or servicing one variable insurance product compared to another.

To the extent permitted by FINRA rules and otherwise applicable law, overrides and promotional incentives or cash and non-cash payments (including training reimbursement or training expenses) also may be made to Cetera based on premium payments invested in the Policy. Additional payments may be made to Cetera that are not directly related to the investment of additional premium payments in the Policy, such as payments related to the recruitment and training of personnel, production of promotional literature and similar services.

The Policy assesses a front-end sales charge on premium payments, so You directly pay for sales and distribution expenses of NNY when You make a premium payment. You also indirectly pay for sales and distribution expenses of NNY through the overall charges and fees assessed under the Policy. For example, any profits NNY may realize through receiving the mortality and expense risk charge deducted under Your Policy may be used to pay for sales and distribution expenses. NNY may also pay for sales and distribution expenses out of any payments NNY or 1851 may receive for providing administrative, marketing and other support and services to the Funds. Currently, neither NNY nor 1851 receives such payments with respect to the Policies. Depending on when Your Policy was issued, Your Policy may be subject to a surrender charge if You fully or partially surrender the Policy. See “FEE TABLES.” Proceeds received by NNY from any surrender charges imposed under the Policy may be used to reimburse NNY for sales and distribution expenses.

FEDERAL TAX INFORMATION

This section provides an overview of federal tax law as it pertains to the Policy. It assumes that the Policyowner is a natural person who is a U.S. citizen or U.S. resident. The tax law applicable to corporate taxpayers, non- U.S. citizens, and non-U.S. residents may be different. We do not discuss state or local taxes herein, except as noted. The tax laws described herein could change, possibly retroactively. The discussion is general in nature and is not tax advice, for which You should consult a qualified tax adviser.

POLICY PROCEEDS

We believe that the Policy qualifies as a life insurance contract for federal income tax purposes because it meets the definition of “life insurance contract” in Section 7702 of the Internal Revenue Code of 1986, as amended (“Code”). Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed Your Policy to comply with only the cash value accumulation test. The investments of each Subaccount also satisfy the investment diversification requirements of Section 817(h) of the Code. Consequently:

●	The death benefit will, if and when paid, be excluded from the gross income of the Beneficiary for federal income tax purposes;

●	The growth of the Cash Value of the Policy, if any, that is attributable to the investments in the Subaccounts will not be subject to federal income tax, unless and until there is a full or partial surrender of the Policy; and

●	Transfers among Subaccounts are not taxable events for purposes of federal income tax.

SURRENDERS AND LOANS

The federal tax treatment of Policy surrenders and loans depends upon whether the Policy is a MEC under Section 7702A of the Code. A MEC is a contract that meets the definition of a “life insurance contract” but fails to meet the “seven-pay” test of Section 7702A(b). Under the seven-pay test, the total premiums paid cannot, at any time during the first seven years of a contract, exceed the total premiums that would have been paid by that time under a similar fixed-benefit life insurance Policy designed to provide for paid-up future benefits after the payment of seven equal annual premiums.

The Policy offered by this prospectus has been designed so that it will not be a MEC at the time it is issued. However, under the MEC rules, a Policy may become a MEC after it has been issued if the Policyowner decreases the Face Amount, takes a partial surrender, terminates a rider, allows the Policy to lapse into extended term or reduced paid-up insurance, or makes any other material change to the Policy. If a Policy becomes a MEC, any Policy that is issued in exchange for it will also be a MEC. Furthermore, all MECs that are issued by Us to an owner in any calendar year will be treated as one Policy under the MEC rules. Because MECs are taxed differently, You should consult with a qualified tax expert before making any change to Your Policy that might cause it to be treated as a MEC.

Policies that Are not MECs

If Your Policy is not a MEC, a total surrender of the Policy will subject You to federal income tax on the amount (if any) by which the cash Surrender Value exceeds Your basis in the Policy (premiums paid less previous distributions that were not taxable). If You elect to receive Your payment in installments, depending upon the option selected, You may be taxed on all or a portion of each installment until the income in the Policy has been paid; only after all Your basis in the Policy has been paid; or on a portion of each payment.

If You make a partial surrender after the first 15 Policy Years, the distribution will not be subject to federal income tax unless the amount of the partial surrender exceeds Your basis in the Policy. In other words, partial surrenders after 15 Policy Years will be treated as being from basis first and income second. During the first 15 Policy Years, the portion of the partial surrender that is subject to federal income tax will depend upon the ratio of Your death benefit to the Cash Value and the age of the Insured at the time of the surrender.

If Your Policy is not a MEC, Policy loans are not considered distributions and are not subject to current federal income tax as long as the Policy remains in force, nor is the interest paid on such loans deductible for federal income tax purposes.

If You surrender or exchange Your Policy while a loan is outstanding, the amount of the loan will be treated as a distribution and may be taxable. Moreover, under certain circumstances, if You exchange Your Policy while a loan is outstanding, the amount of the loan may be taxed on an “income first” basis.

If the Cash Value of Your Policy falls below the aggregate amount of the loan balance as the result of the fluctuation in the value of the underlying Funds or for any other reason, the Policy may terminate (see “Cash Value”). In that case, all outstanding loans will be immediately taxable to the extent they exceed premiums paid. You should consult with a qualified tax expert before taking a Policy loan.

Policies that Are MECs

A Policy that is classified as a MEC continues to be a life insurance contract for purposes of the federal income tax treatment of the death benefit and inside build-up. However, distributions are treated differently. Distributions from a Policy that is classified as a MEC are taxed on an “income first” basis (that is, if a Policy is a MEC, generally distributions are taxed as earnings first, followed by a return of the Policy’s cost basis). If a Policy is a MEC, distributions include partial and full surrenders. Also, Policy loans from an MEC are treated as distributions and taxed accordingly. Furthermore, if a Policy becomes a MEC, distributions that occur prior to the date on which it became a MEC may also be subject to the MEC rules. Finally, subject to certain exceptions, taxable withdrawals that are made from a MEC prior to age 59 1⁄2 are subject to an additional 10% penalty.

Tax Withholding

Regardless of whether Your Policy is a MEC, whenever there is a taxable distribution from the Policy, the amount of any gain is subject to federal income tax withholding and reporting. We will not withhold income tax if You so request in writing before the payment date. However, in such event, You are subject to any potential tax penalties that may result from Our failure to withhold taxes.

Estate and Generation Skipping Taxes

Because of the complex nature of the Federal tax law, We recommend that You consult with a qualified tax adviser about the estate tax implications associated with purchasing a Policy. The Code provides an exemption for federal estate tax purposes (indexed for inflation annually) that may apply in whole or in part depending on Your individual circumstances. An unlimited marital deduction may be available for assets left to a U.S. citizen spouse. The marital deduction defers estate and gift taxes until the death of the surviving spouse. Any unused exemption in one spouse’s estate will be available in most cases to the surviving spouse.

When the Insured dies, the death benefit payable under the Insured’s Policy will generally be included in the Insured’s estate for federal estate tax purposes if (1) the Insured and the Policyowner are the same or (2) the Insured held any “incident of ownership” in the Policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the Policyowner, such as the right to borrow from the Policy or to name a new Beneficiary.

If a Policyowner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if a Policyowner transfers the Policy to someone two or more generations younger than the Policyowner, the transfer may be subject to the federal generation-skipping transfer tax (“GSTT”). Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the death benefit to the Beneficiary may be subject to the GSTT. The Code provides an exemption to the GSTT to the GSTT (indexed for inflation annually) that may apply in whole or in part depending on Your individual circumstances.

Other Tax Issues

We are taxed as a “life insurance company” under the Code. We do not expect to incur any federal income tax as a result of the net earnings or realized net capital gains attributable to Separate Account B. Based on this expectation, no charge is currently assessed against Separate Account B for such tax. If We incur such tax in the future, We may assess a charge for such tax against Separate Account B. We may incur state and local taxes (in addition to premium taxes) attributable to Separate Account B in several states. At present, these taxes are not significant and We do not impose any charge for such taxes against Separate Account B. We may assess Separate Account B for such taxes in the future. If any charges for federal, state or local taxes are assessed against Separate Account B in the future, they could reduce the net investment performances of the Subaccounts.

In order for a Policy to be treated as a life insurance contract for federal income tax purposes, the investments of each Subaccount to which premiums under the Policy are allocated must be “adequately diversified” in accordance with the Code and Treasury Department regulations. The investment advisers of the Funds monitor each Fund’s investment portfolio to ensure that the diversification requirements are met, because, for purposes thereof, a Fund’s assets are treated as if they are owned by each Subaccount that invests therein. If any Subaccount to which premiums under Your Policy are allocated failed to satisfy these requirements, Your Policy would not receive tax treatment as a life insurance contract for the period of the failure and any subsequent period. As a result, You could be currently taxed on the net earnings and net realized gains of the Subaccount(s) in which You were indirectly invested. This is a risk that is common to all variable life insurance policies.

Each of the Funds sells its shares not only to Separate Account B but also to other separate accounts which fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Fund. If such a conflict were to arise, We would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different Fund for the Fund. It is also possible that the failure of one separate account to comply with the federal tax law requirements could cause all of the separate accounts to lose their tax-deferred status. This is a risk that is common to many variable life insurance policies and variable annuities.

Under certain circumstances, a Policyowner’s control of the investments of Separate Account B may cause the Policyowner, rather than Us, to be treated as the owner of the assets in Separate Account B for federal tax purposes, which would result in the current taxation of the net income and net realized gains on those assets to the Policyowner. Based upon existing Internal Revenue Service (“IRS”) guidance, We do not believe that the ownership rights of a Policyowner under the Policy would result in the Policyowner’s being treated as the owner of the assets of the Policy. However, We do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, We reserve the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Policy.

OTHER INFORMATION

VOTING RIGHTS

Because the Funds do not require annual shareholder meetings, Policyowners generally will not have an occasion to vote on matters that pertain to the Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Policyowners will have the opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Policy invests. We will vote the shares at any such meeting as follows:

●	Shares attributable to Policyowners for which We have received instructions, in accordance with the instructions;

●	Shares attributable to Policyowners for which We have not received instructions, in the same proportion that We voted shares held in the Subaccount for which We received instructions; and

●	Shares not attributable to Policyowners, in the same proportion that We have voted shares held in the Subaccount attributable to Policyowners for which We have received instructions.

We will vote Fund shares that We hold directly in the same proportion that We vote shares held in any corresponding Subaccounts that are attributable to Policyowners and for which We receive instructions. However, We will vote Our own shares as We deem appropriate where there are no shares held by Policyholders in any Subaccount. We will present all the shares of any Fund that We hold through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum. As a result of proportional voting, the votes cast by a small number of Policyowners may determine the outcome of a vote.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Policyowner by dividing the value of the Subaccount by the net asset value of one Fund share. We will determine the number of votes that a Policyowner has the right to cast as of the record date established by the Funds.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting and other materials relating to the Fund to each Policyowner having a voting interest in a Subaccount.

The voting rights that We describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, We reserve the right to proceed in accordance with any such changed laws or regulations. We specifically reserve the right to vote shares of any Fund in Our own right, to the extent permitted by law.

NASSAU LIFE (NNY) – LEGAL PROCEEDINGS

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court’s grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino’s policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court’s decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit’s decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit’s decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California’s Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

REPORTS

Our variable life insurance is offered through broker-dealers that are registered with the SEC and are members of FINRA. At least twice each year, We will make available reports and other materials that contain financial information about the Funds, as required by applicable law. In addition, unless otherwise agreed, We will send You a confirmation on behalf of the broker-dealers through which the variable life insurance transaction is processed after each transaction that affects the value of Your Policy, and at least once each year We will send a statement that gives You financial information about Your Policy, including, to the extent applicable, Your scheduled fixed premium payments.

If several members of the same household each own a Policy, We may send only one such report or prospectus to that address, unless You instruct Us otherwise. You may receive additional copies by calling or writing Us.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

APPENDIX A: Funds Available Under the Policy

The following is a list of underlying Funds available under the Policy. More information about the underlying Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending on the broker-dealer through which Your Policy was purchased. See Appendix D: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks current income consistent with low volatility of principal.	Nomura VIP Limited Duration Bond Series (Standard)[1] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.53%*	5.07%	1.87%	1.89%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Total Return Series (Standard)[2] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	12.97%	7.97%	6.83%
Seeks to provide capital growth and appreciation.	Nomura VIP International Core Equity Series (Standard)[3] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.86%*	24.55%	N/A	N/A
Seeks long-term capital growth.	Nomura VIP Opportunity Series (Standard)[4] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.83%*	8.81%	9.04%	9.25%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high current income.	Nomura VIP Fund for Income Series (Standard)[5] - Delaware Management Company, a series of Nomura Investment Management Business Trust Nomura Corporate Research and Asset Management Inc.	0.75%*	9.15%	4.20%	5.63%
Seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.	Nomura VIP Investment Grade Series (Standard)[6] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.61%*	6.75%	-0.56%	2.78%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series (Standard)[7] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Seeks long-term growth of capital.	Nomura VIP Growth Equity Series (Standard)[8] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.79%	8.72%	13.67%	15.05%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Growth and Income Series (Standard)[9] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	29.23%	16.22%	11.96%
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments.	Goldman Sachs VIT Government Money Mkt Fund (Institutional) - Goldman Sachs Asset Management, L.P.	0.18%*	4.20%	3.18%	2.11%

* This Fund’s annual expenses reflect temporary fee reductions.

1 Formerly known as Macquarie VIP Limited Duration Bond Series.

2 Formerly known as Macquarie VIP Total Return Series.

3 Formerly known as Macquarie VIP International Core Equity Series.

4 Formerly known as Macquarie VIP Opportunity Series.

5 Formerly known as Macquarie VIP Fund for Income Series.

6 Formerly known as Macquarie VIP Investment Grade Series.

7 Formerly known as Macquarie VIP Small Cap Value Series.

8 Formerly known as Macquarie VIP Growth Equity Series.

9 Formerly known as Macquarie VIP Growth and Income Series.

A-2

APPENDIX B

Policy and Rider State Approvals

The Policy is approved in all states except Alaska, Montana and South Dakota. The riders discussed in this prospectus are approved in all states except Alaska, Montana and South Dakota.

B-1

APPENDIX C

State Variations among Right to Examine Provisions

1.	California

a.	CA Non- Senior (under age 60)

NOTICE OF 10 DAY RIGHT TO EXAMINE POLICY: If for any reason You are dissatisfied with this Policy, it may be returned to Us or to the insurance agent through whom it was purchased within ten days after its receipt by the You (thirty days in the case of a replacement Policy) and You will be entitled to a refund of the Cash Value and any Policy fee paid for the Policy, whereupon the Policy shall be void.

b.	CA Seniors—(issued age 60 and over):

This Policy may be returned within 30 days from the date You received it. During that 30-day period, Your money will be placed in the Fixed Account or, unless You direct that the premium be invested in a stock or bond portfolio underlying the Policy during the 30-day period. If You do not direct that the premium be invested in a stock or bond portfolio, and if You return the Policy within the 30-day period, You will be entitled to a refund of the premium and any Policy fee paid. If You direct that the premium be invested in a stock or bond portfolio during the 30-day period, and if You return the Policy during that period, You will be entitled to a refund of the Policy’s Cash Value on the day the Policy is received by Us or the agent who sold You this Policy, which could be less than the premium You paid for the Policy, plus any Policy fee paid.

2.	District of Columbia:

NOTICE OF RIGHT TO EXAMINE POLICY: If for any reason You are dissatisfied with this Policy, it may be returned to Us or to the insurance agent through whom it was purchased within the later of forty-five days after You signed the application for the Policy, or ten days after its receipt by the You (thirty days in the case of a replacement Policy). The premium, including any Policy charges, will then be refunded, whereupon the Policy shall be void from the beginning and You and NNY shall be in the same position as if no Policy had been issued.

3.	New York:

NOTICE OF 10 DAY RIGHT TO EXAMINE POLICY: If for any reason You are dissatisfied with this Policy, it may be returned to the Us or to the insurance agent through whom it was purchased within ten days after its receipt by You (sixty days in the case of a replacement Policy). The premium, including any Policy charges, will then be refunded, whereupon the Policy shall be void from the beginning and You and NNY shall be in the same position as if no Policy had been issued.

4.	North Dakota:

NOTICE OF 20 DAY RIGHT TO EXAMINE POLICY: If for any reason You are dissatisfied with this Policy, it may be returned to Us or to the insurance agent through whom it was purchased within twenty days after its receipt by You (thirty days in the case of a replacement Policy). The premium, including any Policy charges, will then be refunded, whereupon the Policy shall be void from the beginning and You and NNY shall be in the same position as if no Policy had been issued.

5.	All Other States:

NOTICE OF 10 DAY RIGHT TO EXAMINE POLICY: If for any reason You are dissatisfied with this Policy, it may be returned to Us or to the insurance agent through whom it was purchased within ten days after its receipt by You (thirty days in the case of a replacement Policy). The premium, including any Policy charges, will then be refunded, whereupon the Policy shall be void from the beginning and You and NNY shall be in the same position as if no Policy had been issued.

C-1

APPENDIX D: Financial Intermediary Variations

There may be variations in the availability of investment options, Policy benefits, and other Policy features described in this prospectus - including restrictions, limitations, and other variations - which may apply depending on the broker-dealer through which Your Policy was sold or continues to be serviced. For example, Your financial professional may not recommend a particular investment option or Policy benefit to You. Any such variations are unknown to us. Furthermore, based on several considerations - e.g., that We do not administer financial intermediary variations, the large number of broker-dealers through whom the Policies were distributed, and the terms of Our existing selling agreements - We cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with Your financial professional any limitations, restrictions, or other variations related to the investment options, Policy benefits, or other Policy features available to You through Your financial professional.

D-1

To learn more about the Policy, NNY and the Separate Account, You can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact Our Administrative Office.

Reports and other information about NNY and the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at  publicinfo@sec.gov.

EDGAR Contract Identifier C000221947

ISP CHOICE

A Level Premium Variable Life Insurance Policy with four premium payment period options

ISPC-10, ISPC-20, ISPC-65,

ISPC-Whole Life, ISP10 Express

Administrative Office

Regular Mail: P.O. Box 22012, Albany, New York 12201

Overnight Mail: 15 Tech Valley Drive, Suite 201,

East Greenbush, New York 12061-4142 Phone Number:

1-800-832-7783 (8:30 A.M. and 5:00 P.M., Eastern Time)

Fax: 1-321-400-6316

Website: www.nfg.com

Offered By Nassau Life Insurance Company Through First Investors Life Level Premium Variable Life Insurance Separate Account B.

This prospectus describes an individual Level Premium Variable Life Policy (the “Policy”) formerly offered by Nassau Life Insurance Company (“NNY”, “We”, “Us” or “Our”; “You” and “Your” refer to a prospective or existing owner of a Policy) through First Investors Life Level Premium Variable Life Insurance Separate Account B (“Separate Account B” or “Separate Account”). The Policy is no longer available for new sales, but owners of outstanding Policies may continue to make premium payments.

Please read this prospectus and keep it for future reference. It contains important information, including all material benefits, features, rights and obligations under a Policy, that You should know. The premiums under this Policy may be invested in Subaccounts of Separate Account B that invest, at net asset value, in shares of a series in the designated funds described in Appendix A: Funds Available Under The Policy. Throughout this prospectus, We refer to these underlying mutual funds as “Funds.” Premiums may also be invested in Our Fixed Account.

Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed judgment on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NNY does not guarantee the performance of the segregated investment options under the Separate Account B that correspond to the Funds. The Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The Policy involves investment risk, including possible loss of principal amount invested.

This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. NNY does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by NNY.

The availability of investment options, Policy benefits, or other Policy features described in this prospectus may vary depending on the broker-dealer through which Your Policy was purchased. See Appendix B: Financial Intermediary Variations.

The date of this prospectus is May 1, 2026.

2

Important Information You Should Consider About the Policy

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None			Fee Tables
Transaction Charges

You may be charged for transactions. Specifically:

●       A premium charge is deducted from each premium payment.

●       A First Year Charge is deducted upon payment of first year premium.

●       A Policy Charge is deducted from each premium payment.

●       There is an increase to the premium charge, the annual Policy Charge and the First Year Charge if You elect to pay premiums on other than an annual basis.

●       A Transfer Fee on the 5th or 6th transfer in a Policy Year.

●       We reserve the right to impose a charge for use of the Systematic Transfer Option or the Automated Subaccount Reallocation Option. Currently, We are not imposing a charge for those services.

●       An additional charge is deducted from each premium payment if You own an optional insurance rider.

Fee Tables; Fees, Charges and Expenses
Ongoing Fees and Expenses (annual charges)	In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses. Those ongoing fees and expenses include a cost of insurance charge, mortality and expense risk charge and loan interest (if You take a Policy loan). Such fees and expenses may be set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view the Policy specifications page of Your Policy for the rates applicable to Your Policy.			Fee Tables; Fees, Charges and Expenses; Appendix A: Funds Available Under the Policy

You will also bear expenses associated with the Funds under the Policy, as shown in the following table

Annual Fee
	Investment options (Fund fees and expenses)*	MIN. 0.18%	MAX. 0.86%
* As a percentage of underlying fund assets. The fees of the funds are as of December 31, 2025. Fund fees and expenses vary over time.

3

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment

●       A Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

●       Partial surrenders are only allowed on Policy Anniversaries.

●       A partial surrender will reduce Your Policy’s Face Amount and may have adverse tax consequences.

●       You can avoid such possible adverse tax consequences by holding Your Policy for the long-term and minimizing surrenders.

●       Tax deferral is generally more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Policy; Fees, Charges and Expenses; Policy Surrenders
Risks Associated with Investment Options

●       An investment in this Policy is subject to the risk of poor investment performance of the Funds You choose. Performance will vary among the Funds.

●       Each Fund (as well as the Fixed Account) has its own unique risks.

●       You should review the investment options before making an investment decision.

Principal Risks of Investing in the Policy; The Fixed Account; Appendix A: Funds Available Under the Policy
Insurance Company Risks	An investment in the Policy is subject to the risks related to NNY. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of NNY. More information about NNY, including its financial strength ratings, is available upon request by calling toll-free at 1-800-541-0171.	Principal Risks of Investing in the Policy; Nassau Life Insurance Company

4

RISKS		LOCATION IN PROSPECTUS
Policy Lapse	Your Policy will remain in force as long as You pay Your premiums and Your loan balance is less than the Cash Value. If You fail to pay Your premiums or Your loan balance exceeds the Cash Value, Your Policy may lapse, or end. In such case, if You do not elect one of the continued insurance options, We will automatically purchase continued insurance with the Policy’s Cash Value (if any). This may delay but not necessarily avoid the lapse of Your Policy. You may request reinstatement, but there is a cost associated with reinstating a lapsed Policy. Withdrawals, loans (and associated loan interest), fees and charges, failure to make premium payments, and poor investment performance can negatively affect Policy value, and increase the risk of Policy lapse. If the Policy lapses, the death benefit will not be paid.	Principal Risks of Investing in the Policy; Default and Options on Default; Reinstatement
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments

●      NNY reserves the right to remove or substitute Funds available under the Policy.

●      There is a limit of six transfers between two or more Subaccounts in any 12-month period.

●      Only one transfer either to or from the Fixed Account is allowed in any 12-month period, and transfers from the Fixed Account are subject to significant restrictions.

●      You may not allocate more than 50% of Your net premiums to the Fixed Account.

●      We reserve the right to limit transfers if frequent or large transfers occur.

●      The availability of investment options may vary depending on the broker-dealer through which Your Policy was purchased.

The Fixed Account; The Subaccounts; Allocation of Net Premiums to the Investment Options; Appendix B: Financial Intermediary Variations
Optional Benefits

●       Except as otherwise provided, optional benefits may not be modified or terminated by us.

●       The availability of Policy benefits may vary depending on the broker-dealer through which Your Policy was purchased

Optional Insurance Riders Other Benefits Available Under the Policy Appendix B: Financial Intermediary Variations

5

TAXES		LOCATION IN PROSPECTUS
Tax Implications

●       You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

●       If You purchase the Policy through a qualified retirement plan or an individual retirement account, You do not receive any additional tax deferral.

●       Any gain on Your Policy is taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty tax if You take a withdrawal before age 59½.

Federal Tax Information
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation

Currently, We do not make new sales of the Policy, and thus the compensation practices described here relate primarily to compensation with respect to prior sales.

Your registered representative may have received compensation for selling the Policy to You. We generally pay compensation as a percentage of premium payments invested in the Policy (“commissions”). NNY may also pay for sales and distribution expenses out of any payments We or the principal underwriter of the Policies may receive from the Funds for providing administrative, marketing and other support and services to the Funds. To the extent permitted by FINRA rules and other applicable laws and regulations, the principal underwriter may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The presence of these forms of compensation can influence a registered representative to recommend the Policy over another investment.

Distribution of the Policy
Exchanges	As a general matter, some investment professionals could have a financial incentive to offer You this Policy in place of another policy You currently own. Similarly, some investment professionals may have a financial incentive to offer You a new policy to replace this Policy. You should only exchange a policy if You determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to terminate the existing policy, that it is better for You to purchase the new policy rather than continue to own Your existing policy. Currently, We do not offer this Policy for new sales, and thus would not offer this Policy in connection with such a replacement transaction.	Distribution of the Policy

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Overview Of The Policy

The Policy is a variable life insurance policy that provides life insurance protection on the named Insured, and pays death benefit proceeds when the Insured dies while the Policy is in effect. The Policy allows You to select the amount of life insurance that You want or the amount of premium that You will pay each year, and to select one of four premium payment period options. Variable life insurance is designed to help meet long-term insurance and investment needs. It is not suitable as a vehicle for short-term savings. Because the Policy is designed for investors who intend to accumulate funds for long-term financial planning purposes, the Policy is best suited for those with a long investment horizon. Although You have the ability to make partial surrenders on each Policy Anniversary and/or fully surrender the Policy at any time while the Insured is living, the Policy should not be viewed as a highly liquid investment. Failure to hold the Policy for the long-term would mean that You lose the opportunity for the performance of Your chosen investment options to grow on a tax-deferred basis. Surrenders may also be subject to income taxes and tax penalties. Thus, the Policy’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the Policy and has a long investment horizon. The Policy is not intended for those who intend to engage in frequent trading among the Subaccounts within the Separate Account.

Premium Payment Period Options

Premiums under the Policy are level, meaning that they are due on a regular basis and do not vary in amount. The Policy offered either a standard underwriting procedures option or a non-medically underwritten option. A Policy that used standard underwriting procedures offered four premium payment periods –a 10-year option (“ISP CHOICE 10” or “ISPC-10”), a 20-year option (“ISP CHOICE 20” or “ISPC-20”), an option to pay until age 65 (“ISP CHOICE-65” or “ISPC-65”), and an option to pay until age 100 (“ISP CHOICE-Whole Life” or “ISPC-WL”). A non-medically underwritten Policy was only available in a 10-year premium payment option, referred to as ISP10 Express. In the case of ISP CHOICE-10 and ISP10 Express You pay premiums for 10 years, in the case of ISP CHOICE-20 You pay premiums for 20 years, in the case of ISP CHOICE-65 You pay premiums until You reach age 65 and in the case of ISP CHOICE-Whole Life You pay premiums until You reach age 100. Your choice of the payment period depends on how much life insurance coverage You want or need. In general, the longer that You pay Your premiums, the greater the life insurance coverage You will obtain per premium dollar. Thus, You will obtain the most initial coverage by purchasing ISPC-WL and the least initial coverage by purchasing ISPC-10 or ISP10 Express. Once You make Your selections and the Policy is issued, Your premium and payment premium period cannot be changed by You or Us. Failure to make Your premium payments may result in a lapse of the Policy.

The net amount of each premium remaining after deduction of Policy charges is invested in Our Fixed Account and/or one or more investment Subaccounts in accordance with Your instructions. You may not invest more than 50% of Your premiums in the Fixed Account.

Death Benefits

The Policy is, first and foremost, a life insurance policy and is designed to provide You with permanent life insurance protection as long as You pay Your premiums for the premium payment period. After that, the Policy remains in force for the life of the Insured unless You choose to surrender Your Policy, or You borrow against it to an extent that causes it to lapse.

Upon the death of the Insured, the Policy’s death benefit will be paid to the named Beneficiary. The amount of the death benefit may increase above the Policy’s guaranteed minimum death benefit (known as the “Face Amount”) based upon the investment experience of the Subaccounts You select and the credited interest in the Fixed Account if chosen. However, We guarantee that the death benefit will not be less than the Policy’s Face Amount (the guaranteed minimum death benefit reduced by any outstanding Policy loans, accrued interest, partial surrenders and due and unpaid premiums).

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Investment Choices

The Subaccounts invest in corresponding underlying Funds. Each Fund is a professionally managed mutual fund with its own investment objectives, strategies and risks. The Fixed Account, which is part of Our General Account, bears interest at a fixed guaranteed minimum interest rate, plus any additional interest that, in Our sole discretion, We may declare. Your Cash Value (see “Cash Value”) and Variable Insurance Amount (see “The Variable Insurance Amount”) will fluctuate based on a number of factors including the performance of the Subaccounts You select and the proportion of Your Cash Value which You allocate to the Fixed Account.

You may change Your allocation of future additional premiums subject to certain limitations. You may also change the allocation of Cash Values among the Subaccounts, or among the Subaccounts and the Fixed Account, through Transfers of Cash Value, Automated Subaccount Reallocations, or Systematic Transfers. Changes to the allocations of Cash Values are subject to certain conditions and restrictions described elsewhere in this prospectus.

Additional information about each underlying fund offered within the Separate Account is provided in Appendix A to this prospectus, entitled “Funds Available Under the Policy.”

Loans and Surrenders

You may borrow up to 75% of the Policy Cash Value (see “Cash Value”) during the first three Policy Years and up to 90% of the Cash Value thereafter, if You assign Your Policy to Us as sole security. While the receipt of the principal of a Policy loan is generally not taxable, the loan amount may become taxable under certain circumstances. The Policy may lapse as a result of unpaid loans and loan interest.

You may also fully surrender the Policy at any time while the Insured is living. The amount payable will be the Cash Value less any outstanding loan balance, including any accrued loan interest (“Surrender Value”). A full surrender will terminate the Policy. A surrender is a taxable event. You may surrender a portion of the Policy’s Cash Value on any Policy anniversary provided You meet Our requirements. Partial surrenders are not permitted if You have an outstanding Policy loan. Partial surrenders may have adverse tax consequences and will reduce the guaranteed minimum death benefit and the death benefit.

There are tax consequences associated with loans, surrenders, and partial surrenders.

Optional Insurance Benefits

Subject to availability in Your state, We offered optional insurance riders to be elected at the time Your Policy was issued to add benefits to the Policy. You pay an additional premium amount for each rider and certain age, insurance underwriting requirements, limitations and restrictions apply. The following benefits may have been available to You by rider. These riders are no longer available for purchase.

●	Waiver of Premium Rider

●	Accidental Death Rider

●	Children Term Life Insurance Rider

●	Spouse’s Term Life Insurance Rider

●	10 Year Level Term Insurance Rider

●	20 Year Level Term Insurance Rider

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Fee Tables

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering or making withdrawals from the Policy. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.

The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted(1)	Amount Deducted
Maximum Premium Charge Percentage Imposed on Premiums (the Load)	Upon each premium payment	Year(s)	ISPC-10	ISPC-20	ISPC-65	ISPC-WL	ISP10 Express
		1	33.5%	33.5%	33.5%	33.5%	33.5%
		2 to 5	11.5%	11.5%	11.5%	10.5%	11.5%
Percentage of Premium less Policy Charge		6 and beyond(2)	8.5%	8.5%	8.5%	7.5%	8.5%
Maximum Deferred Sales Charge	Not Charged	NONE
Other Surrender Fees	Not Charged	NONE
Transfer Fees(3) (Limit of 6 transfers in any 12-month period)	On 5th and 6th transfer in a Policy Year	$10
Maximum Systematic Transfer Option Transfer Fee and Automated Subaccount Reallocation Transfer Fee	Upon transfer under the Systematic Transfer Option or Automated Subaccount Reallocation Option	$10(4)
Maximum First Year Charge	Upon payment of first year premium	$5 per $1,000 of Face Amount
Maximum Policy Charge	Upon each premium payment	ISPC-10	ISPC-20	ISPC-65	ISPC-WL	ISP10 Express
		$85	$85	$85	$65	$85
Modal Premium Charge(5)	Upon each premium payment	Annual: 0.000000 Semi-annual: 0.009996 Quarterly: 0.024273 Monthly: 0.039196
Optional Rider Premiums			ISPC-10	ISPC-20	ISPC-65	ISPC-WL	ISP10 Express
Waiver of Premium	Upon each premium payment	As % of Total Premium
		Minimum	0.09%	0.13%	0.64%	0.87%	0.09%
		Maximum	3.11%	4.93%	1.81%	5.46%	3.11%
		Representative case(6)	0.23%	0.49%	1.08%	1.68%	0.23%
Accidental Death	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$1.50	$1.50	$1.00	$1.00	$1.50
		Maximum	$2.00	$1.75	$1.50	$1.50	$2.00
		Representative case(6)	$1.75	$1.50	$1.25	$1.00	$1.75
Children’s Term Life Insurance Rider (Not available on ISPC-10 or ISP10 Express)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	N/A	$5.25	$5.25	$5.25	N/A
		Maximum	N/A	$5.25	$5.25	$5.25	N/A

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Charge	When Charge is Deducted(1)	Amount Deducted
Spouse’s Term Life Insurance Rider (Not available on ISPC- 10 or ISP10 Express)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	N/A	$0.62	$0.62	$0.62	N/A
		Maximum	N/A	$15.70	$10.25	$15.70	N/A
10 Year Level Term Insurance Rider (Not available on ISP10 Express)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	$0.67	$0.67	$0.67	$0.67	N/A
		Maximum	$43.47	$43.47	$25.87	$43.47	N/A
		Representative case(6)	$2.70	$2.70	$2.70	$2.70	N/A
20 Year Level Term Insurance Rider (Not available on ISPC-10 or ISP10 Express)	Upon each premium payment	Per $1,000 Face Amount of Rider
		Minimum	N/A	$0.66	$0.66	$0.66	N/A
		Maximum	N/A	$67.24	$17.44	$67.24	N/A
		Representative case(6)	N/A	$2.82	$2.82	$2.82	N/A

(1) The table assumes that premiums are paid at issue and then on each Policy anniversary. If You pay Your premium on an installment basis over the course of a Policy Year, the charges, which are premium-based, will be prorated over those payments.

(2) The Policy allows You to select the period of time over which You will pay premiums. The transaction fees and other charges and expenses shown in the table apply to all premium payment periods unless specifically noted.

(3) We charge a $10 fee for transfers in excess of four per Policy Year including those involving the Fixed Account.

(4) Currently, transfers made under these options are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies.

(5) If You elect to pay Premiums at more frequent intervals than annually, there is a Modal Premium Charge. We calculate this charge by multiplying the Premium, less any Extra Premium, less the Policy Charge by the Modal Premium Percentage shown in the Policy Schedule and subtract this charge from Your Premium when received. If You pay Your Premiums on an annual basis, the Modal Premium Charge is zero.

(6) The Representative case is based on Our Representative Insured. This is a male, age 35 at the time the Policy is issued, and is in Our standard non-tobacco underwriting class. The guaranteed maximum premiums are shown. Rider charges will vary according to age, gender and risk classification, policy year, net amount at risk, and face amount. The rider charges shown in the table may not be typical of the charges You will pay. Your policy’s specifications page will indicate the guaranteed rider charges applicable to Your policy. More detailed information concerning Your rider charges is available upon request.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including underlying fund fees and expenses.

Periodic Charges Other Than Annual Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges
Cost of Insurance(1)	Last Day of Policy Year and/or Upon Surrender(2)		ISPC-10	ISPC-20	ISPC-65	ISPC-WL	ISP10- Express
		Minimum(3)	$0.18 per $1,000 of net amount at risk (NAR)		$0.43 per $1,000 NAR		$0.18 per $1,000 of net amount at risk (NAR)
		Maximum(3)	$1,000 per $1,000 NAR
		Representative Case(4)	$1.12 per $1,000 NAR
Mortality and Expense Risks Charge	Daily	Effective Annual Rate of Your Subaccount Value	0.50%	0.50%	0.50%	0.50%	1.50%
Net Policy Loan Interest	Policy Anniversary if there is an outstanding Policy loan	2% of the outstanding loan(5)

(1) Your cost of insurance charges will be determined by the insurance rates applicable to Your Policy based upon the Insured’s age, sex, Underwriting Class of Risk, as well as the net amount at risk (NAR). As a result, the charges disclosed above may not be representative of the charges You will actually pay. You may obtain more information about the charges You will incur by contacting Your representative. The NAR under a Policy is equal to the Policy’s guaranteed minimum death benefit, plus the Variable Insurance Amount, minus the Cash Value. The NAR may decrease or increase each year depending on the investment experience of the Subaccount(s) and/or the Fixed Account selected.

(2) If the Total Benefit Base at the end of the first Policy Year is less than the cost of insurance due, the balance will be included in the cost of insurance charged on the last day of the following Policy Year.

(3) The minimum charge reflects the annual cost of insurance rate per $1000 of NAR for a female, age 5 for ISPC-10, ISP10 Express and ISPC-20 and a female, nonsmoker, age 18 for ISPC-65 and ISPC-WL. The maximum charge reflects the annual cost of insurance rate per $1000 of NAR for all rating classifications at age 120. The maximum first year cost of insurance charge based on the maximum issue age for the Policy is equal to $17.41 per $1000 of NAR for ISPC-10, ISP10 Express and ISPC-20, $10.10 per $1000 of NAR for ISPC-65 and $17.41 per $1000 of NAR for ISPC-WL.

(4) The representative case is based on Our representative Insured. This is a male, age 35 at the time the Policy is issued and is in Our standard non-tobacco underwriting class. There is no difference in the cost of insurance between the standard and non-standard class. The charge indicated is the maximum rate We can deduct for the first year cost of insurance charge. Cost of insurance charges will vary according to age, gender and risk classification, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request.

(5) The Policy loan interest rate is 6%. However, because We transfer from the Separate Account to Our General Account an amount equal to the amount of the loan, while the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

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The next item shows the minimum and maximum total operating expenses charged by the underlying Funds that You may pay periodically during the time that You own the Policy. A complete list of underlying Funds available under the Policy, including their annual expenses, may be found at the back of this document in Appendix A.

ANNUAL UNDERLYING FUND EXPENSES

	Minimum	Maximum
Annual Underlying Fund Expenses (expenses that are deducted from underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.)[1]	0.18%	0.86%

1	Underlying fund expenses are as of December 31, 2025. Expenses shown may change over time and be higher or lower in the future. The fees in the table above do not reflect any expense reimbursement or fee waiver arrangements, which would reduce the fee amounts.

Principal Risks of Investing in the Policy

Risk of Loss

You can lose money by investing in this Policy, including Your principal investment and previous earnings. Interests in the Policy and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Liquidity Risk

Variable life insurance is not a short-term investment vehicle. You therefore should carefully consider Your income and liquidity needs before purchasing a Policy. Thus, ownership of the Policy creates risk associated with holding an investment that is not completely liquid.

Fund Option (Subaccount) Risk

Amounts that You allocate to the Fund options (i.e., the variable investment options) are subject to the risk of poor investment performance. Generally, if the variable investment options you select make money, your Policy value goes up. If they lose money, your Policy value goes down. You bear the entire investment risk. Each variable investment option’s performance depends on the performance of its corresponding underlying Fund. Each Fund has its own investment risks, and You are exposed to a Fund’s investment risks when You invest in the corresponding variable investment option. Even a variable investment option investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the variable investment option level. We do not promise that the Funds will meet their investment objectives.

Fixed Account Risk

We guarantee that We will credit interest to amounts allocated to the Fixed Account. Subject to minimum guaranteed effective annual interest rates, We determine interest rates in our sole discretion. You assume the risk that an interest rate may not exceed the minimum guaranteed effective annual interest rate.

Constraints on Access to Your Cash Value

You can fully surrender Your Policy at any time, but a full surrender will terminate the Policy and all of its benefits. You may only make a partial surrender on a Policy Anniversary and only if You have no outstanding Policy loans. Any Policy loan You take will incur interest and the amount taken as a loan will not participate in the investment performance of the variable investment options. Additionally, if You take a loan or partial surrender, there will be a decrease the Policy Cash Value, the guaranteed minimum death benefit (i.e., the Face Amount), the Variable Insurance Amount, and the death benefit. The reduction due to a partial surrender would be in the same proportion as the partial surrender is to the Cash Value, and therefore the reduction could be greater than the amount surrendered.

Risk of Lapse

Your Policy will remain in force as long as You pay Your premiums and Your loan balance is less than the Cash Value. If You fail to pay Your premiums or Your loan balance exceeds the Cash Value, Your Policy may lapse. In such case, if You do not elect one of the continued insurance options, We will automatically purchase continued insurance with the Policy’s Cash Value (if any). This may delay but not necessarily avoid the lapse of Your Policy. If Your Policy lapses, You may request reinstatement, but there is a cost associated with reinstating a lapsed Policy. Withdrawals, loans (and associated loan interest), failure to make premium payments, and poor investment performance can negatively affect Policy value, and increase the risk of Policy lapse.

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Transfer Risk

Transfers in and out of the Fixed Account are limited to one transfer per year and transfers among the Subaccounts and the Fixed Account combined are limited to no more than six per year. Each transfer from the Fixed Account is limited to the greater of $1,000 or 25% of the Fixed Account Benefit Base (the value of the assets allocated to the Fixed Account). Each transfer to the Fixed Account may not be more than the amount that would cause the ratio of the Fixed Account Benefit Base to the Net Benefit Base to exceed 50%. Because of these restrictions on transfers, You should realize that Policy value You have allocated to the Fixed Account and the Subaccounts can be required to be kept there for an extended period of time. We reserve the right to reject or restrict transfers if an underlying Fund or We determine the transfers reflect disruptive trading. Minimum transfer limits apply. Thus, ownership of the Policy involves certain restrictions on Your ability to make transfers.

Insurance Company Insolvency

It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore be unable to meet Our obligations under the Policy. In particular, Our experiencing financial difficulty could interfere with Our ability to fulfill Our obligations under the Fixed Account and with Our ability to pay the death benefit and the guarantees under any of the optional Policy riders. In general, note that all guarantees under the Policy are supported by Our general account and thus depend on Our financial strength and claims-paying ability.

Tax Consequences

Surrenders are generally taxable to the extent of any earnings in the contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any surrender is made, surrenders are taxable as ordinary income rather than capital gains. Adverse tax consequences can arise when You take a loan or partial surrender - please see Federal Income Tax Considerations later in this prospectus.

Cyber Security and Business Continuity Risks.

Our variable product business is dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, our business may be subject to risks related to cybersecurity incidents and system failures. Cybersecurity incidents and system failures affecting us, third-party administrators, underlying funds, intermediaries, and service providers may adversely affect us and/or your Policy. For instance, such events may interfere with our administration of the Policy, including order processing; impact our ability to calculate unit values or other Policy values; or compromise confidential customer or business information. They also could subject us to regulatory fines, litigation, financial losses or reputational damage. Similar events may also impact the issuers of securities in which the underlying funds invest, which may cause your Policy to lose value. Financial services companies and their third-party service providers are increasingly the targets of cyberattacks. The methods and devices used to attack systems and networks evolve constantly and are growing more sophisticated (for example, through the use of artificial intelligence). Although we undertake preventative and detective measures to protect our systems from cyberattacks and systems failures, there can be no guarantee that such events will always be detected, prevented, and/or avoided in the future.

We may also be exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, military actions, or malicious acts, any of which could adversely affect our ability to conduct business, process Policy transactions, and otherwise administer the Policy. For example, such events could lead to delays in our processing of Policy transactions, including orders, and could negatively impact our ability to calculate unit values or other Policy values. They may also impact the issuers of securities in which the underlying funds invest, which may cause your Policy to lose value. There can be no assurance that negative impacts associated with natural and man-made disasters will always be avoided.

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Nassau Life, The Separate Account, The Fixed Account and The Subaccounts

Nassau Life Insurance Company

NNY, with its home office at One American Row, Hartford, Connecticut 06102-5056, is a stock life insurance company organized under the laws of the State of New York. NNY is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of NNY is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

NNY is part of Nassau Financial Group L.P. (the “Nassau Group”). NNY has been operating as an insurance company since 1851. It was acquired by the Nassau Group in 2016. Other affiliates of NNY include 1851 Securities, Inc. (or hereafter “1851”), which is the principal underwriter for the Policies, and the Nassau Companies of New York, which provides administrative services for the Policies.

Prior to July 8, 2020, the issuer of the Policy was Foresters Life Insurance and Annuity Company (“FLIAC”). FLIAC was acquired by NNY on July 1, 2020. Following the acquisition, on July 8, 2020, FLIAC merged with and into NNY, with NNY as the surviving company (the “Merger”). Upon completion of the Merger, FLIAC’s corporate existence ceased by operation of law. As the surviving company, NNY assumed all the rights, duties and obligations of FLIAC, including those related to the Separate Account. The Separate Account became a separate account of NNY. NNY assumed legal ownership of the assets of the Separate Account and responsibility for the liabilities and obligations of all outstanding Policies. The Merger did not affect the terms of, or the rights and obligations under, the Policies other than to change the insurance company that provides Policy benefits from FLIAC to NNY. The Policies continue to be funded by the Separate Account. Policy values did not change as a result of the Merger. No additional charges were imposed and no deductions were made as a result of the Merger. The Merger did not have any tax consequences for Policyowners.

For information or service concerning a Policy, You may contact Us in writing at Our Administrative Office at P.O. Box 22012, Albany, New York 12201 (or 15 Tech Valley Drive, Suite 201, East Greenbush, New York 12061 for overnight mailings). You may also call Us at 1-800-832-7783 between the hours of 8:30 A.M. and 5:00 P.M., Eastern Time, or fax Us at 1-321-400-6316. You may also contact Us through Our website at www.nfg.com.

You should send any payments, notices, elections or requests (including requests for Fund prospectuses), as well as any other documentation that We require for any purpose in connection with Your Policy, to Our Administrative Office. No payment, notice, election, request or documentation will be treated as having been “received” by Us until We have actually received it, as well as any related forms and items that We require, all in complete and Good Order (i.e., in form and substance acceptable to Us) at Our Administrative Office. To meet Our requirements for processing transactions, We may require that You use Our forms. We will notify You and provide You with an address if We designate another office for receipt of information, payments and documents.

We are obligated to pay all amounts promised to investors under the Policy, subject to our financial strength and claims-paying ability.

Separate Account B

We issue the Policies described in this prospectus through Our Separate Account B. We established Separate Account B on June 4, 1985, under the provisions of the New York Insurance Law. Separate Account B is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

We segregate the assets of Separate Account B from the assets in Our general account (the “General Account”). The assets of Separate Account B fall into two categories: (1) assets equal to Our reserves and other liabilities under the Policies and (2) additional assets derived from expenses that We charge to Separate Account B. The assets equal to Our reserves and liabilities support the Policy. We cannot use these assets to satisfy any of Our other liabilities. The assets We derive from Our charges do not support the Policy, and We can transfer these assets in cash to Our General Account. Before making a transfer, We will consider any possible adverse impact that the transfer may have on Separate Account B.

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All the income, gains and losses (realized or unrealized) credited to or charged against Separate Account B reflect the Separate Account's own investment experience without regard to the investment experience of any of Our other business. We are obligated to pay all amounts promised to Policyowners under the Policies even if these amounts exceed the assets in Separate Account B. Assets allocated to Separate Account B support the benefits under the Policy. The assets are in turn invested by each Subaccount of Separate Account B into a corresponding Fund at net asset value. Therefore, We own the shares of the underlying Funds, not You.

Each Subaccount reinvests any distributions it receives from a Fund by purchasing additional shares of the distributing Fund at net asset value. Accordingly, We do not expect to pay You any capital distributions from the Policies.

The Fixed Account

The Fixed Account is not part of Separate Account B. It is part of Our General Account. The General Account consists of all assets owned by Us, other than those in Separate Account B or in any other legally segregated separate accounts. The assets of the General Account support Our insurance obligations and are subject to general liabilities from Our business operations and to claims by Our general creditors. All guarantees under the Policy supported by Our general account, including amounts allocated to the Fixed Account, are subject to Our financial strength and claims-paying ability. The assets of the General Account can be invested as We choose, subject to certain legal requirements. We guarantee that any assets that You choose to allocate to the Fixed Account will earn at least the minimum effective annual interest rate associated with Your Policy. For Policies sold on or after October 1, 2012, the minimum effective annual interest rate is 3%. For Policies sold prior to October 1, 2012, the minimum effective annual interest rate is 4%.

We may, but are not required to, declare interest in excess of this rate (“excess interest”). In the event that We declare excess interest, We are not required to guarantee that it will remain in effect for any specific period of time. Therefore, We may reduce or eliminate such excess interest at any time without prior notice to You. However any excess interest already credited to Your account is non-forfeitable. You do not share in any gains or losses that We experience in the Fixed Account or Our General Account. We bear the entire risk that the investments in Our General Account may not achieve the minimum guaranteed or declared rates of return.

Amounts allocated to the Fixed Account, and any guarantees under Your Policy that exceed Your Policy Cash Value (such as those that may be associated with the death benefit), are paid from the General Account. Any such amounts that We are obligated to pay in excess of Your Policy Cash Value are subject to Our financial strength and claims-paying ability. The Fixed Account is not registered under the Securities Act of 1933. Moreover, neither the Fixed Account nor the General Account is registered as an investment company under the 1940 Act. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

The Subaccounts

Each of the Subaccounts available under the Policy invests in a corresponding underlying Fund. You are not investing directly in the underlying Funds. Each underlying Fund is a portfolio of an open-end management investment company registered with the SEC under the Investment Company Act of 1940. These underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the underlying Fund is likely to be different from that of the retail mutual fund, and You should not compare the two.

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The Funds are selected to provide a range of investment options from conservative to more aggressive investment strategies.

Each Subaccount of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any investment option will achieve its stated investment objective.

Information regarding each underlying Fund, including (i) its name (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in Appendix A to this prospectus. Each underlying Fund has issued a prospectus that contains more detailed information about the Fund. Electronic copies of those prospectuses can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request paper copies of prospectuses at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

The Policy

How the Policy Works

The Policy is described as “variable” because the amount of Your death benefit, Cash Value and loan value (the amount You can borrow) may increase or decrease depending on, among other things, the investment performance of the Subaccount(s) You select. You bear the entire investment risk with respect to that portion of the Policy’s Cash Value which is allocated to the Separate Account B Subaccounts. We bear the investment risk with respect to that portion of the Policy’s Cash Value which is allocated to the Fixed Account. We also guarantee that the death benefit will never be less than the Face Amount (adjusted for Policy loans, accrued loan interest and any partial surrenders), if You pay all of Your premiums.

The following discussion describes how the Policy works. It generally assumes that premiums have been duly paid and there have been no Policy loans. The death benefit and Cash Value are reduced if premiums are not duly paid or if a partial surrender or Policy loan is made.

Policy Application Process

To purchase a Policy, You must submit a completed life insurance application to Us and provide Us with evidence of insurability that is satisfactory to Us. Before issuing a Policy, We conduct underwriting to determine the proposed Insured’s insurability.

For ISPC-20, ISPC-65 and ISPC-WL, We conduct standard underwriting. Standard underwriting may include, but is not limited to, the testing of blood and urine, a physical examination, communication with the proposed Insured’s physician or other tests We feel are necessary or appropriate. The amount of information We require for standard underwriting depends on the proposed Insured’s age and the amount of insurance for which the proposed Insured has applied.

For ISP10 Express We conduct non-medical underwriting. Non-medical underwriting bases the insurability decision on the following information: Parts I and II of the Application for Life Insurance, a report from MIB, Inc. (formerly known as the Medical Information Bureau), a report from the Department of Motor Vehicles and a report from a pharmacy database. All ISP10 Express applications are underwritten on this non-medical basis which generally results in shorter underwriting time and faster Policy issue. However, because We do not obtain as much information as We do under Our standard underwriting criteria, the ISP10 Express Policy option has higher charges than would otherwise be the case if We had used Our standard underwriting procedures.

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We assume a greater mortality risk with ISP10 Express than the other Policy options due to the non-medical underwriting procedure.

The mortality risk that We assume is that the Insured will live for a shorter time than We estimated or the guaranteed minimum death benefit will be payable regardless of the performance of the Funds. If Your application is accepted, We will credit Your Policy with the initial net premium on the date that the Policy is issued. Until such time, Your initial premium is held in the General Account, during which time it may earn interest. If a Policy is not issued, We will return Your premium without interest. We reserve the right to reject any application for any reason, including but not limited to failure to meet Our underwriting criteria. The Insured will be covered under the Policy as of the Policy’s issue date.

Premiums

Premium Payment Period Choice

The Policy premiums are “level” because You pay the same amount each year for the premium payment period. The premium payment period is 10 years for ISPC-10 and ISP10 Express, 20 years for ISPC-20, through Your attained age 64 for ISPC-65 and through Your attained age 99 for ISPC-Whole Life. Once You select Your premium payment period (i.e., the number of years that premiums must be paid), the period is fixed. It cannot be changed by You or Us. Nor can the amount of the premium be changed (except as noted below under “The Frequency of Your Payments” and “Optional Insurance Riders”). After You have made the scheduled payments for the premium payment period, the Policy will stay in force for the life of the Insured unless You decide to surrender it or You borrow against it to the extent that it lapses. When referring to the life of the Insured, We mean up to a maximum age of 120.

In determining which payment period option to select, 10 years, 20 years, until 65, or Whole Life, You should consider a number of factors, including the amount of coverage that You want. For any single insured, the amount of coverage available will increase with the length of the payment period. For example, an ISPC-Whole Life Policy will produce a larger guaranteed minimum death benefit per dollar of premium than an ISPC-10 Policy. Of course, the payment period is longer.

The following example demonstrates premium amount and amount of insurance for the four premium payment period options where the Insured is a standard issue, 35 year old non-smoking male.

Male – Standard Issue Non-Smoker Age 35	ISP CHOICE-10	ISP CHOICE-20	ISP CHOICE- 65	ISP CHOICE-WL	ISP10 Express
$50,000 Face Amount will cost	$1,540.50 Annual Premium	$944.50 Annual Premium	$766.50 Annual Premium	$632.00 Annual Premium	$1,540.50 Annual Premium
$1,000 Annual Premium will buy	$31,929 Face Amount	$53,229 Face Amount	$67,132 Face Amount	$82,452 Face Amount	$31,929 Face Amount

The Amount of Your Premiums

The premium You pay is determined by the premium payment period You choose (ISPC-10, ISP10 Express, ISPC-20, ISPC-65, or ISPC-Whole Life), the amount of guaranteed minimum death benefit, the underwriting classification of the Insured and the frequency of the premium payments. We cannot increase this premium amount. However, there is an additional premium charge if You ask Us to accept Your premiums on other than an annual basis (see “Premium Payment Mode”).

For ISPC-10, there is a $600 minimum annual premium payment requirement for all issue ages (which does not include additional premiums for any riders that You may select). For ISPC-20, ISPC-65 and ISPC-Whole Life, there is a $25,000 minimum Face Amount requirement. For ISP10 Express there is a $25,000 minimum Face Amount and a $750 minimum annual premium payment requirement for all issue ages (which does not include additional premiums for any riders You may select). In addition, ISP10 Express has a maximum Face Amount of $150,000.

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In setting premium rates, We took into consideration actuarial estimates of projected death and surrender benefit payments, lapses, expenses, investment returns, and a contribution to Our surplus.

The Frequency of Your Payments

You pay premiums under a Policy for the premium payment period. Premium payments are due on or before the due dates at Our Administrative Office. If You pay early, We will place Your premium payment in Our General Account and, on the day that it is due, We will allocate the premium to the Subaccount(s) that You have selected. You may choose to pay Your premiums on a semi-annual, quarterly or monthly basis. If You do so, You will be subject to an additional charge. As a result, Your premium amounts will be higher, but the net amount allocated to Subaccounts will not increase by the entire amount the premium increases. You may only pay premiums monthly if You authorize Us to electronically deduct premiums from Your bank account (“Lifeline”). We are not liable for any bank charges You may incur if You fail to maintain a sufficient balance in Your bank account to pay the premiums. To change the frequency of Your premium payment, You must notify Us prior to Your next premium due date, which coincides with the new frequency premium due date. We will then recompute Your premium amount and bill You accordingly.

Premium Loans to Pay Premiums

You may elect in the application or in a written request to Our Administrative Office to have any premium due (except for the initial premium) paid by an automatic loan against the Policy. Under the automatic premium loan provision, any premium not paid before the end of the grace period (31 days after a missed premium due date) is paid by an automatic loan against the Policy.

You may elect the automatic loan provision only if Your premium is not in default and the resulting Policy loan and loan interest to the next premium due date does not exceed the maximum loan value of Your Policy (see “Policy Loans“). If You do not resume paying premiums, the loans will continue to be used to pay Your premiums as they become due. This could eventually cause Your Policy to lapse, which could have adverse tax and other consequences. You may revoke the automatic premium loan provision at any time by written request. The revocation is effective when We receive it at Our Administrative Office.

Allocation of Net Premiums to Investment Options

When You purchase a Policy, You select the percentage allocation of Your premium to the Subaccounts of Separate Account B and/or the Fixed Account. Your allocations are subject to the following constraints:

1.	Allocation percentages must be in whole numbers;

2.	Allocation percentages must add to 100%; and

3.	The allocation percentage for the Fixed Account may not exceed 50%.

Subsequent premiums will be allocated according to Your allocation percentages on file, unless You request a change in Your allocation percentages. A change in the allocation percentages for future premiums will affect reallocations occurring under the Automated Subaccount Reallocation Option. See “Automated Subaccount Reallocation Option” for additional information.

The net premium is credited to Your Policy on the Policy’s issue date and on each premium due date thereafter, whether or not You have paid a premium by its due date. Your net premiums buy units of the Subaccounts and not shares of the Funds in which the Subaccounts invest.

Reallocating Your Policy Assets

Subject to the restrictions discussed below, You may change the allocation of Your Net Benefit Base (the value of the Subaccount Benefit Base plus the Fixed Account Benefit Base) among the Subaccounts, or among the Subaccounts and the Fixed Account, through a Transfer of Net Benefit Base by written notice, participation in Our Systematic Transfer Option, participation in Our Automated Subaccount Reallocation Option or by telephone. Only the Automated Subaccount Reallocation Option or the Systematic Transfer Option, but not both, may be in effect at the same time.

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Transfer of Net Benefit Base

You may transfer all or a portion of the Net Benefit Base between any two or more of the Subaccounts, or between one or more Subaccounts and the Fixed Account by providing Us with written notice of Your request or by calling (800) 832-7783. There is a limit of six transfers between two or more Subaccounts in any 12-month period. Only one transfer of the Net Benefit Base either to or from the Fixed Account is allowed in any 12-month period. The minimum transfer amount is $100. Each transfer from the Fixed Account is limited to the greater of $1,000 or 25% of the Fixed Account Benefit Base (the value of the assets allocated to the Fixed Account). Each transfer to the Fixed Account may not be more than the amount that would cause the ratio of the Fixed Account Benefit Base to the Net Benefit Base to exceed 50%.

We charge a $10 fee for transfers in excess of four per Policy Year, including those involving the Fixed Account. A transfer of Net Benefit Base made while the Automated Subaccount Reallocation Option is in effect automatically terminates the Automated Subaccount Reallocation Option. Requests for transfers are processed as of the Business Day We receive them, as described in “Processing Transactions”. We may defer transfers under the conditions described under “Payment and Deferment”.

Telephone Transfer Option

You may make transfers of Net Benefit Base as described above via telephone by calling (800) 832-7783. You will be required to provide certain information for identification purposes when requesting a transaction by telephone and We may record Your telephone call. We may require written confirmation of Your request.

We will not be liable for losses resulting from telephone requests that We believe are genuine. We reserve the right to revoke or limit Your telephone transaction privileges. Telephone privileges may be denied to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, there may be interruptions in service beyond Our control such as weather-related emergencies.

Systematic Transfer Option

You may request that a specified dollar amount be transferred from any one or more Subaccounts (the “originating Account(s)”) to any one or more other Subaccounts (the “receiving Account(s)”) at monthly or quarterly intervals, as selected. The first such systematic transfer occurs on the first Business Day of the Policy Month or Policy Quarter (successive one-month and three-month periods, respectively, measured from the issue date) that next follows the date We receive Your request. Transfers under this option may not be designated either to or from the Fixed Account. The minimum amount that may be transferred either from or to any one Account is $100. All transferred amounts must be specified in whole dollars.

The Systematic Transfer Option will terminate as to an originating Account if and when that Account is depleted. Such termination as to one originating Account will not have the effect of increasing any amounts thereafter transferred from other originating Accounts under the Systematic Transfer Option. Currently, transfers made under this option are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies, see “Transfer of Net Benefit Base” above. However, We reserve the right to impose a charge in the future for this option not to exceed $10. The Systematic Transfer Option terminates if and when the Benefit Base remaining in all of the originating accounts is depleted. We may terminate this option or modify Our rules governing this option at Our discretion by giving You 31 days written notice.

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Automated Subaccount Reallocation Option

If You request, We will automatically reallocate the Subaccount Benefit Base at quarterly intervals according to the most recent premium allocation instructions on file with Us. The first such reallocation will occur on the first Business Day of the Policy Quarter that next follows the date on which We receive Your request.

Upon reallocation, the amount of Net Benefit Base allocated to each Subaccount is equal to (a) multiplied by (b), where:

(a)	Is equal to:

1.	The allocation percentage You have specified for that Subaccount; divided by

2.	The sum of the allocation percentages for all such Subaccounts; and,

(b)	Is equal to the sum of the Benefit Bases in all of the Subaccounts at the time of the reallocation.

Any requested changes in Your premium allocation instructions are reflected in the next quarterly reallocation following the change. The reallocation will only affect the allocation of Benefit Bases among the Subaccounts. It will not affect the Fixed Account Benefit Base. Reallocation transfers of Subaccount Benefit Base made under this option are not subject to the minimum transfer amount described under “Transfer of Net Benefit Base”. Currently, transfers made under this option are not subject to any fee and are not included in the yearly transfer count for purposes of determining whether a transfer fee applies. However, We reserve the right to impose a charge for this option in the future not to exceed $10.

A transfer of Net Benefit Base made while this Automated Subaccount Reallocation Option is in effect automatically terminates the option. You may subsequently re-elect this option by providing Us with notice. We may terminate or modify Our rules governing this option by giving You 31 days written notice.

Our Policies on Frequent Reallocations Among Subaccounts

The Policy is designed for long-term insurance/investment purposes. It is not intended to provide a vehicle for frequent trading or market timing. We therefore limit reallocations to six per Policy Year (not counting systematic and automated reallocations). We apply this limitation uniformly to all Policies.

We monitor Subaccount reallocations in an effort to prevent Policyowners from exceeding the annual limit on reallocations. We cannot guarantee that Our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.

We will only accept a transaction request that is in writing or made by telephone, and complies with Our requirements for such requests. We will not accept transaction requests by any other means, including but not limited to, facsimile or e-mail requests. As described in the Fund prospectuses, the Funds have policies and procedures to detect and prevent frequent trading and reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. In order to protect Policyowners and to comply with the underlying Funds’ policies, it is Our Policy to reject any reallocation request, without any prior notice, that appears to be part of a market timing strategy based upon the holding period of the investment, the amount of the investment being exchanged, and the Subaccounts involved.

The Risks to Policyowners of Frequent Reallocations

To the extent that Our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Policyowners who invest in the Funds through Our Subaccounts.

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In the case of the Subaccounts that invest indirectly in high-yield bonds and stocks of small and/or mid-sized companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.

In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the New York Stock Exchange (“NYSE”). This could cause dilution in the value of the shares held by other shareholders.

The Death Benefit

The death benefit is the amount We pay to the named Beneficiary at the death of the Insured. The standard death benefit is the sum of the guaranteed minimum death benefit plus, if positive, a Variable Insurance Amount that is based upon the performance of the Subaccounts selected and the amount We have credited to You in the Fixed Account. We will also increase the death benefit to reflect any premium paid that applies to a period of time after the Insured’s death. We reduce the death benefit to reflect (1) any outstanding Policy loan and loan interest, (2) any unpaid premium that applies to a period before the Insured’s death and (3) partial surrenders. The death benefit is reduced pro rata for partial surrenders, as discussed later. The reduction may be greater than the amount withdrawn. If You own an optional insurance benefit under the Policy, an additional amount may be payable with the standard death benefit. See “Optional Insurance Riders.”

Generally, We pay the death benefit within seven days after We receive all claim requirements in a form satisfactory to Us at Our Administrative Office. If no settlement option is elected, We pay interest on death benefit proceeds from the date of death until We pay the death benefit.

There are several settlement options available, as discussed later. The Policyowner may reserve the right to change any selected settlement option prior to the Insured’s death. Thereafter, if the Policyowner did not make an election, the Beneficiary may apply the proceeds to one of the settlement options. We must receive an election of, or a change to, a settlement option in writing at Our Administrative Office in a form acceptable to Us.

Face Amount- The Guaranteed Minimum Death Benefit

We guarantee that the death benefit on Your Policy will never be less than the Policy’s Face Amount, which is the guaranteed minimum death benefit (reduced for loans and partial surrenders). During the first Policy Year, the death benefit is equal to the guaranteed minimum death benefit. Thereafter, We determine the death benefit on each Policy anniversary for the next Policy Year by adjusting the death benefit by the change in the Variable Insurance Amount on the Policy anniversary. This is the death benefit payable if the Insured dies during the following Policy Year. In the event of a loan or partial surrender, the Face Amount is reduced (see “Policy Loans” and “Policy Surrenders” for more information). Reductions due to partial surrenders may be greater than the amount withdrawn.

We allocate assets to Our General Account to accumulate as a reserve for the contingency that the Insured will die when the guaranteed minimum death benefit exceeds the death benefit payable without such guarantee.

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The Variable Insurance Amount

The Variable Insurance Amount is based upon the investment results of the Subaccounts that You have selected and the interest credited to the Fixed and Loan Accounts, if selected or applicable. We set the Variable Insurance Amount on each Policy anniversary and do not change it until the next Policy anniversary.

During the first Policy Year, the Variable Insurance Amount is zero. On the first Policy anniversary, and on each anniversary thereafter, We determine Your Variable Insurance Amount by comparing the “actual net investment return rate” of Your Subaccounts (as defined below) with an assumed investment return of 4% which We call “the Assumed Interest Rate.” The “actual net investment return rate” reflects the gross return on the underlying investments of Your Subaccounts plus the interest credited to the Fixed and Loan Accounts less Fund expenses and mortality and expense risk charges.

Your Variable Insurance Amount does not change if the actual net investment return rate is exactly equal to the Assumed Interest Rate. Your Variable Insurance Amount increases if the actual net investment return is greater than the Assumed Interest Rate and decreases if the actual net investment return rate is less than the Assumed Interest Rate.

The amount by which Your Variable Insurance Amount will increase or decrease during any Policy Year is determined by dividing the Excess Investment Return for a Policy Year by the applicable net single premium rate that is specified in Your Policy.

The Excess Investment Return for a Policy Year is equal to the Total Benefit Base on the anniversary (the sum of all values in Your Subaccounts, Fixed Account and Loan Account) less the Assumed Benefit Base on the anniversary (the Total Benefit Base at the beginning of the Policy Year increased by any net premiums received and increased by interest at the 4% Assumed Interest Rate to the end of the Policy Year).

Your Policy includes a table of the applicable net single premium rates per $1.00 from ages 0 through 120. The net single premium increases as the Insured grows older, meaning that the Insured will receive less variable insurance per dollar of Excess Investment Return. Net single premiums also vary by the sex and underwriting classification (tobacco or non-tobacco) of the Insured.

The Variable Insurance Amount is calculated on a cumulative basis. This means that the amount reflects the accumulation of increases and decreases from past Policy Years. The cumulative amount may be positive or negative, depending on the investment performance of the Subaccounts selected. If the Variable Insurance Amount is negative, the death benefit is the guaranteed minimum death benefit. In other words, the death benefit is never less than the guaranteed minimum death benefit.

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Other Benefits Available Under the Policy

In addition to the standard death benefit associated with Your Policy, other standard and/or optional benefits may also be available to You. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

The availability of Policy benefits may vary depending on the broker-dealer through which Your Policy was purchased. See Appendix B: Financial Intermediary Variations.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Systematic Transfer Option	Automatically transfers a specified dollar amount of Subaccount value from any one or more Subaccounts to any one or more other Subaccounts	Standard	● Minimum transfer amount is $100 ● Not available for the Fixed Account ● Program transfers do not count toward annual transfer limit ● Program may be discontinued or modified in the future
Automated Subaccount Reallocation Option	Automatically reallocates the Subaccount values at quarterly intervals according to the most recent Premium Payment allocation	Standard

●      Not available for the Fixed Account

●      A transfer request made while this option is in effect cancels enrollment

●      Program transfers do not count toward annual transfer limit

●      Program may be discontinued or modified in the future

Policy loan	Loan feature allows You to take loans, using Policy value as collateral	Standard

●      We deduct the amount of any outstanding loans plus any accrued loan interest before We calculate the death benefit and Cash Value

●      Amounts taken as a Policy loan:

(a)   do not participate in the performance of the variable investment options;

(b)   reduce the Policy value, cash surrender value and death benefit;

(c)   increase the risk of lapse: and

(d)   may have tax consequences

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider (no longer available)	Pays additional death benefit if insured dies from accidental bodily injury	Optional

●      Rider can be elected only on the Policy issue date

●       Issue age must be 60 or Younger

●      The benefit issued may not exceed $200,000 less all of the Insured’s accidental death benefit coverage from all other insurance companies

●       Death must occur before Policy anniversary when the Policy Insured attains age 70

Waiver of Premium Rider (no longer available)	Waives Policy premium if insured is totally disabled	Optional

●      Rider can be elected only on the Policy issue date

●      Issue age must be between 15 and 55

●      Disability must commence before Policy anniversary when the Policy Insured attains age 60

●      Does not guarantee that the Policy will not lapse

Children’s Term Life Insurance Rider (no longer available)	Allows You to purchase term life insurance on qualified children of Policy Insured	Optional

●      Rider can be elected only on the Policy issue date

●      Not available on ISPC-10 or ISP10 Express. Limited availability on ISPC-20

●      Issue age must be between 18 and 50

●      Children must be between 14 days and 18 years old at inception of coverage

●      Rider terminates on Policy anniversary when the Policy Insured attains age 65

Spouse’s Term Life Insurance Rider (no longer available)	Allows You to purchase term life insurance on spouse of Policy Insured	Optional

●      Rider can be elected only on the Policy issue date

●      Not available on ISPC-10 or ISP10 Express

●      Only available in an amount of $25,000

●      Spouse issue age must be between 18 and 50

●      Spouse may not be 10 years or more older nor Younger than Policy Insured

●      Rider coverage expires at the later of when the insured spouse attains age 65, or 20 years from the issue date

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Level Term Insurance Rider (no longer available)	Allows You to purchase additional term insurance protection	Optional

●      Rider can be elected only on the Policy issue date

●      10-year rider not available on ISP10 Express

●      20-year rider not available on ISPC-10 or ISP 10 Express

●      Issue age limited depending on term of coverage and date of Policy issuance

●      Conversion rights expire on the Policy Anniversary when the Policy Insured attains age 65

Cash Value

Determining Your Cash Value

There is no minimum guaranteed Cash Value. The Cash Value varies daily and on any day within the Policy Year equals the Cash Value as of the end of the prior Policy Year, plus the net premiums that You have paid since that date, plus the actual net investment return of the Subaccounts You have selected, plus the interest credited on the Fixed Account if selected, plus the interest credited to the Loan Account if You have any outstanding loans, adjusted for the cost of insurance protection and surrenders.

The Policy offers the possibility of increased Cash Value due to good investment performance and decreased Cash Value due to poor investment performance. You bear all of the investment risks.

Cost of Insurance Protection

Your Cash Value reflects a charge for the cost of insurance protection. We issue variable life insurance policies to (1) persons with standard mortality risks and (2) persons with higher mortality risks, as Our underwriting rules permit. We charge a higher gross premium for the person with the higher mortality risk. In all cases, We base the cost of insurance protection on the net amount at risk (NAR) (the Policy’s guaranteed minimum death benefit, plus the Variable Insurance Amount, minus the Cash Value) and the person’s sex and attained age. (See “Periodic Charges Deducted from the Subaccount Value – Cost of Insurance Protection.”)

Policy Surrenders

You may fully surrender the Policy for its Surrender Value (its Cash Value less any outstanding Policy loans and loan interest) at any time while the Insured is living. The amount payable will be the Surrender Value that We next compute after We receive the surrender request at Our Administrative Office in good order. If You request a full surrender, it will be effective on the Business Day that We receive both the Policy and a written request in a form acceptable to Us.

You may partially surrender Your Policy on any Policy anniversary. We permit a partial surrender only if You (1) have no outstanding Policy loan and (2) have no overdue premiums. In addition, Your premiums and/or Face Amount after the partial surrender must still meet the Policy’s minimum requirements. A partial surrender will be effective only if We receive all requirements for a partial surrender at Our Administrative Office on or before the Policy anniversary. The partial surrender will be effective on the Policy anniversary.

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When You make a partial surrender, the guaranteed minimum death benefit, Variable Insurance Amount, death benefit, and Cash Value for the Policy will each be reduced in the same proportion as the partial surrender relates to the Cash Value. The premium will also be reduced. We will pay the portion of the Cash Value of the original Policy that exceeds the Cash Value of the reduced Policy to You as a partial surrender. We will allocate the Cash Value of the reduced Policy among the Subaccounts in the same proportion as the allocation of the Cash Value of the original Policy. We will usually pay the Surrender Value within seven days if We have received all necessary forms. However, We may delay payment:

(1)	If a recent payment that You made by check has not yet cleared the bank (We will not wait more than 15 days for a check to clear), or

(2)	During any period:

-	The New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings,

-	Trading on the NYSE, as determined by the SEC, is restricted,

-	An emergency, as determined by the SEC, exists as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets, or

-	The SEC may by order permit for the protection of security holders.

If, during any period identified in (2) above), We delay payment of the Surrender Value beyond 30 days from the date that We have received all necessary forms, We will pay interest from the effective date of the surrender.

While We do not assess a charge for full or partial surrenders, You should be aware that any surrender will have tax consequences and that a partial surrender within the first seven years may have adverse tax consequences, see “Tax Information”. We may deduct withholding taxes from the Surrender Value.

Policy Loans

You may borrow up to 75% of the Cash Value during the first three Policy Years and 90% of the Cash Value after the first three Policy Years, if You assign Your Policy to Us as sole security. We charge daily interest on the outstanding loan amount at an effective annual rate of 6% compounded on each Policy anniversary. In general, if We approve the loan, We send the loan amount within seven days of receipt of the request. We will not permit a new loan unless it is at least $100 or You use it to pay premiums. You may repay all or a portion of any loan and accrued interest at any time while the Insured is living and the Policy is in force.

When You take a loan, We transfer a portion of the Cash Value equal to the loan amount from the Subaccount(s) and/or the Fixed Account that You have selected to Our General Account. We charge the loan amount to each Subaccount and/or the Fixed Account if applicable in the proportion which the value of each Subaccount and/or the Fixed Account bears to the Net Benefit Base of the Policy as of the date of the loan. While the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at the effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

A Policy loan does not affect the amount of the premiums due but does reduce the death benefit and Cash Value by the amount of the loan. A Policy loan may also permanently affect the Variable Insurance Amount and the Cash Value, whether or not You repay the loan in whole or in part. This occurs because We credit the amount in the Loan Account at the assumed interest rate of 4%, in accordance with the tabular Cash Value calculations that We have filed with the state insurance departments. Thus, even if it is repaid, a Policy loan will have a negative impact on the Variable Insurance Amount and the Cash Value, if the actual net investment returns of the Subaccounts You have selected, exceed the assumed interest rate of 4%. The longer the loan is outstanding, the greater the impact is likely to be.

If You do not pay the loan and interest when it is due on each Policy anniversary, We will increase Your loan by the amount of any unpaid interest, and We will transfer an equivalent amount of Cash Value from the Subaccount(s) to the General Account. We will credit loan repayments to each Subaccount in proportion to Your allocation to each Subaccount.

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We subtract the amount of any outstanding loan plus interest from any death benefit or any Cash Value that We pay. If Your outstanding loan with accrued interest ever equals or exceeds the Cash Value, We will mail notice of such event to You and any assignee at the assignee’s last known address. The Policy will terminate 31 days after We mail such notice. A termination of the Policy may be a taxable event. The Policy does not terminate if You make the required repayment within that 31-day period.

While the receipt of the principal of a Policy loan is generally not taxable, it may be taxable if the loan is outstanding when the Policy is surrendered, exchanged, lapsed or converted to continued insurance, or the Policy has been converted into a MEC. A Policy loan may also cause a Policy to terminate if the Cash Value of the Policy falls below the total amount borrowed due to fluctuation in the values of the Subaccounts selected or other factors. In such case, the entire amount of the loan is immediately taxable to the extent it exceeds Your basis in the Policy. You should, therefore, consult with a qualified tax adviser before taking Policy loans.

Settlement Options

You or Your Beneficiary may elect to apply all or a portion of the proceeds of a surrender or death benefit payment, as applicable, under any one of the following fixed benefit settlement options rather than receive a single payment of Policy proceeds. The Policy proceeds must be at least $1,000 and the settlement option chosen must be a minimum of $50 per payment received. The amount of the payment under life income options will depend on the age and sex of the person whose life determines the duration of payments. Federal tax consequences may vary depending on the settlement option chosen. The options are as follows:

Proceeds Left at Interest - Proceeds left with Us to accumulate, with interest payable at a rate of 2½% per year, which may be increased by additional interest.

Payment of a Designated Amount - Payments in installments until proceeds applied under the option and interest on unpaid balance at a rate of 2½% per year and any additional interest are exhausted.

Payment for a Designated Number of Years - Payments in installments for up to 25 years, including interest at a rate of 2½% per year. Payments may increase by additional interest, which We would pay at the end of each installment year.

Life Income, Guaranteed Period - Payments guaranteed for 10 or 20 years, as You elect, and for life thereafter. During the guaranteed period of 10 or 20 years, the payments may be increased by additional interest, which We would pay at the end of each installment year.

Life Income, Guaranteed Return - The sum of the payments made and any payments due at the death of the person on whose life the payments are based, never to be less than the proceeds applied.

Life Income Only - Payments made only while the person on whose life the payments are based is alive. If the person on whose life the payments are based dies before any life payments are made, then no payments will be made.

Optional Insurance Riders

Please note the optional insurance riders are no longer available for election.

The following riders may have been included in a Policy in states where available. If You wished to elect one or more of these riders, You must have done so at the time Your Policy was issued. Riders are subject to the payment of an additional premium, certain age and insurance underwriting requirements, and the restrictions and limitations that apply to the Policy, as described above. The summaries below describe important benefits, features, rights and obligations under each rider. Additional terms and conditions are set out in the form of each rider. You may obtain additional information in this regard from Your representative.

Accidental Death Benefit

You may have elected to obtain an accidental death benefit rider if the Policy Insured’s age is 0 to 60. The rider provides for an additional fixed amount of death benefit in the event the Policy Insured dies from accidental bodily injury while the Policy is in force and before the Policy anniversary when the Policy Insured attains age 70. The amount of the benefit is equal to the Face Amount of the Policy, but cannot exceed an amount equal to $200,000 minus the sum of the Policy Insured’s accidental death benefit coverage in all other insurance companies.

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For example, if the Insured dies from accidental bodily injury when the Insured is age 69 and does not have accidental death benefit coverage from any other insurance company, then the additional death benefit of the Face Amount, but no more than $200,000, would be paid. However, if the insured had accidental death benefit coverage of $50,000 from another insurance company, then the additional death benefit of the Face Amount, but no more than $150,000, would be paid.

Waiver of Premium

You may have chosen to obtain a waiver of premium rider if the Policy Insured’s issue age is 15 to 55. Under the rider, We will waive all premiums falling due after the date of commencement of the disability and for as long as the disability continues. Disability, for this purpose, means a total disability of the Insured, which continues for at least six months. Total disability means that the Policy Insured must be unable to engage for remuneration or profit in any occupation for which he or she is or could be suited by reason of education, training or experience. Being a student is considered engaging in an occupation. The waiver of premium only applies to disabilities that commence before the Policy anniversary when the Policy Insured reaches age 60. The waiver of premium rider does not guarantee that Your Policy will not lapse. If Your loan balance exceeds the Cash Value, Your Policy may lapse.

For example, if the Policy Insured becomes totally disabled at age 45, all premiums will be waived so long as the total disability continues. If the Policy Insured is no longer disabled, premium payments must resume.

Children’s Term Life Insurance Rider

(Not available on ISPC-10 or ISP10 Express. Limited availability on ISPC-20)

You may have purchased life insurance on children of the Policy Insured who are qualified under the terms of this rider. The Children’s Term Life Insurance Rider allows You to purchase between $5,000 and $15,000 of coverage on qualified children, if the Policy Insured’s issue age is 18-50. Qualified children are children ages 14 days to 18 years old at the inception of coverage. The premium is the same regardless of the number of children covered. Children born, adopted, or who become a stepchild after the issue date of the Policy are automatically insured as long as they are qualified under the terms of the rider. The rider expiration date is the Policy Anniversary on which the Policy Insured attains age 65.

The rider provides coverage to an Insured Child through the earlier of the Insured Child’s 25th birthday, or the rider’s expiration date. If the Policy Insured dies during the premium payment period and while an Insured Child has coverage, the Insured Child’s coverage continues as paid up term insurance through the rider expiration date, with no further premium payable. The rider coverage is convertible, without evidence of insurability, to a new individual policy providing permanent protection, at the earlier of when the Insured Child attains age 25 or when the Policy Insured attains age 65. The amount of insurance available under such new policy is subject to a minimum equal to the face amount of the rider coverage on the Insured Child, and a maximum equal to the lesser of five times the face amount of the rider coverage on the Insured Child, or $50,000.

For example, if the Policy Insured is age 45, has two qualified children age 3 and age 17, and You purchase $10,000 of coverage, there is $10,000 of coverage on each child. When the older Insured child turns 25, the coverage will terminate and the Insured Child may convert to a new individual policy without evidence of insurability. When the Policy Insured attains age 65 and the younger Insured Child is age 23, the coverage will terminate and the Insured Child may convert to a new individual policy without evidence of insurability.

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Spouse’s Term Life Insurance Rider

(Not available on ISPC-10 or ISP10 Express)

You may have purchased term life insurance on the Policy Insured’s spouse in the form of a rider to the Policy. The Spouse’s Term Insurance Rider provides a death benefit of $25,000 and is offered on simplified issue underwriting basis. This rider is available for a spouse issue ages 18-50. To be eligible, the spouse to be insured may not be 10 or more years older, nor 10 or more years younger, than the Policy Insured. Rider coverage expires at the later of when the insured spouse attains age 65, or 20 years from the issue date. The rider coverage is convertible to a new permanent plan of insurance without evidence of insurability within 60 days after the death of the Policy Insured, or within 60 days prior to the earliest of: the date of a scheduled Spouse rider premium increase, or the rider’s expiration date, or when the insured spouse attains age 65. Premiums for this rider are level for an initial 20-year period; then increase for subsequent level premium 20-year periods, or to the expiration date of the rider if earlier.

For example, if the Policy Insured is 45 and his spouse is 40, the rider would provide for a death benefit of $25,000 until the spouse attains age 65.

Level Term Insurance Rider

You may have elected to obtain term insurance protection in addition to the death benefit provided by the Policy. The additional coverage is purchased in the form of a rider to the Policy. The rider is available for either a 10-year coverage period or a 20-year coverage period. The 10-year rider can be added to any of the ISP Choice options except ISP10 Express. The 20-year rider is available on any ISP Choice option with a premium payment period of 20 years or more. The rider may be added in an amount up to 5 times the Face Amount of the ISP Choice Policy subject to a $25,000 minimum amount. The rider coverage is convertible, without evidence of insurability to a new permanent plan of insurance. The amount of insurance under the new Policy may be any amount up to the Face Amount of the rider. The conversion may occur at any time during the premium payment period, but not later than the Policy anniversary when the Insured reaches age 65.

For example, if the Policy Insured is exactly age 30 and purchases a rider providing for 20 years of coverage in the amount of $50,000, if the Policy Insured dies prior to attaining age 50, the Beneficiary will be paid $50,000 in addition to the death benefit provided by the Policy.

The guaranteed maximum premiums for this rider are level throughout the coverage period. We currently charge premiums less than the guaranteed maximum premiums.

We reserve the right to change current premiums for this rider but any change will be on a uniform basis by premium class and based upon future investment earnings, mortality, persistency and expenses. We cannot change current premiums on account of a deterioration of the Insured’s health or a change in occupation.

Other Provisions

Age and Sex

If You have misstated the age or sex of the Insured, the benefits available under the Policy are those that the premiums paid would have purchased for the correct age and sex.

Assignment

You may assign the benefits under a Policy to someone else. However, the assignment is not binding on Us, unless it is in writing and received at Our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Unless otherwise provided in the assignment, the interest of any revocable beneficiary is subordinate to the interest of any assignee, regardless of when You made the assignment. The assignee receives any sum payable to the extent of his or her interest.

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Beneficiary

This is the person(s) You designate in the application to receive death benefits under the Policy upon the death of the Insured. You may change this designation during the Insured’s lifetime, by filing a written request with Our Administrative Office in a form acceptable to Us.

Right to Examine

You have a period of time to review Your Policy and cancel it for a refund of premiums paid. The duration and terms of the “right to examine” period vary by state, and are stated on the cover of Your Policy. At a minimum You can cancel Your Policy within 10 days after receipt. You must return Your Policy along with a written request for cancellation.

Default and Options on Default

A Policy is in default if You do not pay any premium (after the first premium) when it is due. There is a grace period of 31 days during which the Policy continues in force. If the Insured dies during the grace period, We deduct from the death benefit the portion of the premium applicable to the period from the premium due date to the end of the Policy month in which death occurs.

If You have elected the automatic premium loan provision, and You do not pay a premium within the grace period, the premium will automatically be borrowed from the Cash Value of the Policy. If You do not resume paying premiums, this process will continue until the Cash Value in Your Policy is exhausted. This will result in a termination of Your Policy or conversion of the remaining Cash Value into a continued insurance option. The total amount of all loans then outstanding will be considered a taxable distribution to the extent You have any gains in Your Policy.

If You have not elected the automatic premium loan provision and You do not surrender a Policy within 31 days after the date of default, We apply the Policy’s Cash Value minus any loan and interest to purchase continued insurance. If the Insured is rated as standard class, You automatically have the extended term insurance option if You make no other choice. If We rated the Policy for extra mortality risks, You automatically receive the reduced paid-up insurance option. Both options are for fixed life insurance, and neither option requires the further payment of premiums. The extended term insurance option provides a fixed and level amount of term insurance equal to the death benefit (minus any indebtedness) as of the date the option becomes effective. The insurance coverage under this option continues for as long a period as the Surrender Value on such date purchases.

The reduced paid-up whole life insurance option provides a guaranteed level amount of paid-up whole life insurance. The guaranteed amount of coverage is the amount that the Surrender Value purchases on the date the option becomes effective. The Cash Value of the reduced paid-up whole life insurance is entirely invested in the Fixed Account and cannot be transferred or reallocated to any of the Subaccounts. Any excess interest declared by the company on the Fixed Account will purchase additional paid-up whole life insurance in the manner previously described under the Variable Insurance Amount.

You may surrender a Policy continued under either option for its Cash Value while the Insured is living. You may make a loan under the reduced paid-up whole life insurance option, but not under the extended term insurance option.

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Right to Exchange Options

The exchange options allow You to exchange this Policy for a permanent fixed benefit life insurance Policy.

Exchange Option 1

Within the first 18 months after the Policy’s issue date, if You have duly paid all premiums, You may exchange this Policy for a permanent fixed life insurance Policy that We issue on the Insured’s life.

You do not need to provide evidence of insurability to exercise this option. The new Policy will have a level Face Amount equal to the Face Amount of this Policy. The new Policy will have the same issue date, issue age and premium class as this Policy and the same optional insurance riders if such riders are available. We base premiums for the new Policy on the premium rates for the new Policy that were in effect on this Policy’s issue date.

In some cases, We may adjust the Cash Value on exchange. The adjustment equals the Policy’s Surrender Value minus the new Policy’s tabular cash value. If the result is positive, We pay that amount to You. If the result is negative, You pay that amount to Us. We will determine the amount of a cash adjustment as of the date We receive the Policy and written request at Our Administrative Office.

Exchange Option 2

If any Fund changes its investment adviser or makes a material change in its investment objectives or restrictions, You may exchange this Policy for a permanent fixed benefit life insurance Policy that We issue on the Insured’s life. We will notify You if there is any such change. You will be able to exchange this Policy within 60 days after Our Notice or the effective date of the change, whichever comes later. No evidence of insurability is required for this exchange.

The new Policy will be issued at Your attained age at the time of the exchange on a substantially comparable General Account plan of insurance. The face amount of the new Policy will be for an amount not exceeding the excess of the death benefit of this Policy on the date of exchange or:

1.	The Cash Value of this Policy on the date of exchange if You elect to surrender this Policy; or

2.	The death benefit payable under the Paid-Up Insurance Surrender Value Option if You choose to elect that option.

Grace Period

With the exception of the first premium, We allow a grace period of 31 days for payment of each premium after it is due. The Policy continues in force during the grace period unless You surrender it.

Incontestability

Except for fraud or nonpayment of premiums, We do not contest the validity of the Policy and its riders after it has been in force during the lifetime of the Insured for two years from the date of issue.

Changes to the Policy

We have the right to change the terms of the Policy without Your consent where necessary to comply with applicable law. We may, at Our discretion, replace or supplement the Separate Account with a different separate account (which may have its own subaccounts) or add additional Subaccounts as available options under the Policy. We may discontinue any existing Subaccounts as available options under the Policy. We reserve the right to combine the Separate Account with any other separate account or to combine Subaccounts. We may at Our discretion invest the assets of any Subaccount in the shares of another investment company or any other investment permitted by law. Such substitution would be made in compliance with any applicable provisions of the 1940 Act.

We will provide You with written notice regarding any significant changes.

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State Variations

Where required by state law, there may be variations in the Policy which are covered by a special form of the Policy for Your state. Your Policy, as a result, may differ from those described in this prospectus. You should refer to Your Policy and any applicable riders for terms that are specific to Your characteristics.

Payment and Deferment

We will usually pay the death benefit, Surrender Value, or loan proceeds within seven days after We receive all documents required for such payments. However, We may delay payment (1) if a recent payment by check has not yet cleared the bank, or (2) during any period: (i) the New York Stock Exchange (“NYSE”) is closed other than customary weekend and holiday closings, (ii) trading on the NYSE, as determined by the SEC, is restricted, (iii) an emergency, as determined by the SEC, exists as a result of which disposal of the Separate Account’s securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets, or (iv) the SEC may by order permit for the protection of security holders.

Under a Policy continued as paid-up or extended term insurance, We may defer the payment of the Surrender Value or loan proceeds for up to six months. If We postpone the payment more than 30 days, We will pay interest. We will pay the interest from the date of surrender to the date We make payment.

Payment of Dividends

The Policy does not provide for dividend payments. Therefore, it is “non-participating” in the earnings of NNY.

Policy Years and Anniversaries

We measure Policy Years and anniversaries from the date of issue of the Policy, which will generally be the date on which We approve the application. Each Policy Year will commence on the anniversary of the date of issue.

Reinstatement

If the Policy terminates, You may apply for reinstatement within three years of termination. A Policy surrendered for cash or for which the extended term insurance option was in effect may not be reinstated. To reinstate, You must present evidence of insurability acceptable to Us, which, in some cases, may involve standard underwriting, including a medical examination, and You must pay to Us the greater of:

(1)	All premiums from the date of default with interest to the date of reinstatement, plus any Policy debt (plus interest to the date of reinstatement) in effect when You continued the Policy as reduced paid-up insurance or extended term insurance; or

(2)	110% of the increase in Cash Value resulting from reinstatement.

To reinstate, You must also pay Us any Policy debt that arose after the continuation of the Policy as reduced paid-up insurance. We calculate interest on any such debt at the rate of 6% per year compounded annually.

Suicide

If the Insured commits suicide within two years from the Policy’s date of issue, Our liability under the Policy is limited to all premiums paid less any indebtedness.

Valuation of Assets

We determine the unit value for each Subaccount at the regularly scheduled close of business of the NYSE (normally 4:00 P.M., Eastern Time), on each day the NYSE is open for regular trading (“Business Day”). The NYSE is closed on most national holidays and Good Friday. We value shares of each Fund at the net asset value per share as determined by the Fund. Each Fund determines the net asset value of its shares as described in the Fund’s prospectus.

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Processing Transactions

Generally, transaction requests (such as loan repayments or reallocation requests) will be processed based on the Subaccount unit values computed as of the Business Day We receive them, if We receive them at Our Administrative Office in Good Order (i.e., in form and substance acceptable to Us) before the close of business on that day (normally 4:00 P.M., Eastern Time). If Your transaction request is received at Our Administrative Office in Good Order after the close of a Business Day or on a non-Business Day, it will be deemed received and processed based on the unit values computed as of the next Business Day. To meet Our requirements for processing transactions, We may require that You use Our forms.

Fees, Charges and Expenses

We describe below the fees and charges that You are required to pay to purchase and maintain the Policy. We guarantee that once You have purchased Your Policy, We will not increase the amount of Your premium payments except as described under “Optional Insurance Riders” or the charges that We deduct from Your premiums. The charges that We deduct from Your Subaccount(s) for mortality and expense risks are also guaranteed not to increase (except as described in “The Frequency of Your Payments”).

Transaction Fees

We deduct the fees, charges and expenses listed below from Your premiums. The resulting net premium amount is allocated among the Subaccount(s) and the Fixed Account as You have selected.

Premium Charge

We impose a premium charge on each premium payment. The premium charge is a percentage of the premium amount less the Policy charge and decreases by Policy Year as shown in the following schedule:

Years	Maximum Premium Charge Percentages
	ISPC-10	ISPC-20	ISPC-65	ISPC-WL	ISP10 Express
1	33.5% of premium	33.5% of premium	33.5% of premium	33.5% of premium	33.5% of premium
2-5	11.5% of premium	11.5% of premium	11.5% of premium	10.5% of premium	11.5% of premium
6 and later	8.5% of premium	8.5% of premium	8.5% of premium	7.5% of premium	8.5% of premium

The premium charge is intended to cover Our sales expenses, premium taxes and other costs and risks associated with the Policy. The premium charge does not correspond to Our actual costs in any particular year.

First Year Charge

We impose a charge in the first Policy Year (which is in addition to other applicable fees and charges) at the maximum rate of $5 per $1,000 of the guaranteed insurance amount for Our administrative expenses in issuing the Policy.

Annual Policy Charge

We impose a maximum annual charge for Our administrative expenses of $85 on ISPC-10, ISP10 Express, ISPC-20 and ISPC-65 and $65 on ISPC-Whole Life.

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Premium Payment Mode

When You pay premiums on other than an annual basis, the premium amount, the annual Policy charge and the first year charge will increase to compensate for Our loss of interest and additional billing and collection expenses. A portion of this increase is credited under Your Policy to Your selected Subaccounts so that We can match Our assumptions about Your premiums to provide the guaranteed minimum death benefit of Your death benefit.

Increase for Installment Payment of Premiums (as a percentage of an annual payment/charge):

Payment Frequency	% Increase
Annual	0%
Semi-annual	2%
Quarterly	4%
Monthly	5.96%

Transfer Fees

We charge a $10 fee for transfers of the Net Benefit Base in excess of four per Policy Year, including those involving the Fixed Account. See “Transfer of Net Benefit Base” for more information.

Optional Insurance Rider Premiums

We charge an additional premium for each optional insurance rider that You selected for Your Policy. See the table entitled “Transaction Fees and Other Charges and Expenses” in the “Fee Tables” section of this prospectus and Your Policy for more information on the additional premiums for each optional insurance rider.

Periodic Charges Deducted from the Subaccount Value

Cost of Insurance Protection

We deduct a charge from the Subaccount assets attributable to Your Policy for the cost of insurance protection. This amount is determined by the insurance rates applicable to Your Policy based upon Your age, sex, underwriting classification and the net amount of insurance that is at risk. We guarantee that the cost of insurance will not be higher than rates based on the 2001 Commissioners’ Standard Ordinary Mortality Table for the Insured’s sex and tobacco use classification, which We use to compute the cost of insurance protection for each Policy. (See “Cash Value—Cost of Insurance Protection”).

Your premium will also reflect Your mortality rating. In short, Your premium will be higher if You are rated as having a higher than average mortality risk.

The cost of insurance protection generally increases each year because the probability of death increases as a person’s age increases. The net amount at risk may decrease or increase each year depending on the investment experience of the Subaccount(s) and/or the Fixed Account selected.

Mortality and Expense Risk Charge

We deduct from the Subaccount assets attributable to Your Policy a daily charge for the mortality and expense risks (“M&E”) that We assume. Please refer to the table entitled “Periodic Charges Other Than Annual Fund Expenses” in the section “Fee Tables” of this prospectus for the M&E charge applicable to Your Policy.

Policy Loan Interest

If You have an outstanding Policy loan, We charge interest that accrues daily at an effective annual rate of 6% compounding on each Policy anniversary. The loan and loan interest are due on each Policy anniversary. If You do not pay the interest when it is due, it will be added to the loan amount and We will transfer an equivalent amount from the Subaccounts to the General Account.

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The Policy loan interest rate is 6%. However, because We transfer from the Separate Account to Our General Account an amount equal to the amount of the loan, while the loan is unpaid, We credit You into Your chosen Subaccount(s) interest at an effective annual rate of 4% for the amount maintained in the General Account. As a result, the net interest rate as a cost to You is 2%.

Income Tax Charge

We do not expect to incur any federal income tax as the result of the net earnings or realized net capital gains of Separate Account B. However, if We did incur such tax, We reserve the right to charge the Separate Account for the amount of the tax. We may also impose charges for other applicable taxes attributable to the Separate Account.

Deductions from the Funds

Charges deducted from, and expenses paid out of, the assets of the Funds are described in the prospectuses for the Funds.

We begin to accrue and deduct all of the above charges and premiums on a Policy’s Issue Date.

Distribution of the Policy

The Policies are no longer offered for new sales, but existing Policyowners may continue to make premium payments. As such, the Policy is considered to be continuously offered by NNY and the Separate Account.

Prior to the acquisition of FLIAC by NNY, Foresters Financial Services, Inc., an affiliate of FLIAC, served as principal underwriter for the Policies. As a result of the acquisition of FLIAC by NNY, effective July 1, 2020, 1851 Securities, Inc., an affiliate of NNY due to common control, assumed the role of the principal underwriter for the Policies. 1851 also serves as principal underwriter for other variable insurance products issued by NNY and its affiliated companies. NNY or an affiliate thereof reimburses 1851 for expenses that 1851 incurs in serving its principal underwriting function for variable insurance products of NNY. 1851 does not receive or retain any fees imposed by NNY under variable insurance products issued by NNY; however, 1851 may receive 12b-1 fees or other payments from underlying funds or their affiliates.

1851’s principal executive offices are located at One American Row, Hartford, CT 06103. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934 (the “1934 Act”), as well as the securities commissions in the states in which it operates and is a member of the Financial Industry Regulatory Authority (“FINRA”).

1851 and NNY have entered into a selling agreement with Cetera Investment Services LLC (“Cetera”) to cover Cetera’s continued servicing of Policies held by Cetera customers. This agreement also covers Cetera’s sale and servicing of other variable annuity contracts and variable life insurance policies issued by NNY (including those contracts and policies assumed by NNY in connection with the Merger of FLIAC into NNY). Cetera is registered as a broker-dealer with the SEC under the 1934 Act and is a member of FINRA.

Compensation

Under Our agreement with Cetera, We generally pay compensation to Cetera in the form of commissions when a premium payment is made under a Policy. Depending on the premium payment period option applicable to Your Policy and when Your Policy was issued, We pay commissions of up to 99% on premiums paid in the first Policy Year, 16% on premiums paid in Policy Years 2-3, 5% on premiums paid in Policy Years 4-10 (with the exception of 10% on premiums paid in Policy Year 7) and 2% on premiums paid thereafter. No other compensation is paid to Cetera with respect to any other Policyowner transactions under the Policy. We do not pay compensation to Cetera based on the value of Your Policy.

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A portion of the compensation paid by NNY to Cetera is used by Cetera to pay commissions or other compensation to its registered representatives who service the Policy, depending on the agreement between Cetera and the registered representative. Such representatives act as appointed agents of NNY under applicable state insurance law and must be licensed to sell variable insurance products. Cetera or a registered representative may receive different compensation for selling or servicing one variable insurance product compared to another.

To the extent permitted by FINRA rules and otherwise applicable law, overrides and promotional incentives or cash and non-cash payments (including training reimbursement or training expenses) also may be made to Cetera based on premium payments invested in the Policy. Additional payments may be made to Cetera that are not directly related to the investment of additional premium payments in the Policy, such as payments related to the recruitment and training of personnel, production of promotional literature and similar services.

The Policy assesses a front-end sales charge on premium payments, so You directly pay for sales and distribution expenses of NNY when You make a premium payment. You also indirectly pay for sales and distribution expenses of NNY through the overall charges and fees assessed under the Policy. For example, any profits NNY may realize through receiving the mortality and expense risk charge deducted under Your Policy may be used to pay for sales and distribution expenses. NNY may also pay for sales and distribution expenses out of any payments NNY or 1851 may receive for providing administrative, marketing and other support and services to the Funds. Currently, neither NNY nor 1851 receives such payments with respect to the Policies.

Federal Tax Information

This section provides an overview of federal tax law as it pertains to the Policy. It assumes that the Policyowner is a natural person who is a U.S. citizen or U.S. resident. The tax law applicable to corporate taxpayers, non- U.S. citizens, and non-U.S. residents may be different. We do not discuss state or local taxes herein, except as noted. The tax laws described herein could change, possibly retroactively. The discussion is general in nature and is not tax advice, for which You should consult a qualified tax adviser.

Policy Proceeds

We believe that the Policy qualifies as a life insurance contract for federal income tax purposes because it meets the definition of “life insurance contract” in Section 7702 of the Internal Revenue Code of 1986, as amended (“Code”). Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed Your Policy to comply with only the cash value accumulation test. The investments of each Subaccount also satisfy the investment diversification requirements of Section 817(h) of the Code. Consequently:

●	The death benefit will, if and when paid, be excluded from the gross income of the Beneficiary for federal income tax purposes;

●	The growth of the Cash Value of the Policy, if any, that is attributable to the investments in the Subaccounts will not be subject to federal income tax, unless and until there is a full or partial surrender of the Policy; and

●	Transfers among Subaccounts are not taxable events for purposes of federal income tax.

Surrenders and Loans

The federal tax treatment of Policy surrenders and loans depends upon whether the Policy is a MEC under Section 7702A of the Code. A MEC is a contract that meets the definition of a “life insurance contract” but fails to meet the “seven-pay” test of Section 7702A(b). Under the seven-pay test, the total premiums paid cannot, at any time during the first seven years of a contract, exceed the total premiums that would have been paid by that time under a similar fixed-benefit life insurance contract designed to provide for paid-up future benefits after the payment of seven equal annual premiums.

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The Policy offered by this prospectus has been designed so that it will not be a MEC at the time it is issued. However, under the MEC rules, a Policy may become a MEC after it has been issued if the Policyowner decreases the Face Amount, takes a partial surrender, terminates a rider, allows the Policy to lapse into extended term or reduced paid-up insurance, or makes any other material change to the Policy. If a Policy becomes a MEC, any Policy that is issued in exchange for it will also be a MEC. Furthermore, all MECs that are issued by Us to a Policyowner in any calendar year will be treated as one Policy under the MEC rules. Because MECs are taxed differently, You should consult with a qualified tax expert before making any change to Your Policy that might cause it to be treated as a MEC.

Policies that Are not MECs

If Your Policy is not a MEC, a total surrender of the Policy will subject You to federal income tax on the amount (if any) by which the cash Surrender Value exceeds Your basis in the Policy (premiums paid less previous distributions that were not taxable). If You elect to receive Your payment in installments, depending upon the option selected, You may be taxed on all or a portion of each installment until the income in the Policy has been paid; only after all Your basis in the Policy has been paid; or on a portion of each payment.

If You make a partial surrender after the first 15 Policy Years, the distribution will not be subject to federal income tax unless the amount of the partial surrender exceeds Your basis in the Policy. In other words, partial surrenders after 15 Policy Years will be treated as being from basis first and income second. During the first 15 Policy Years, the portion of the partial surrender that is subject to federal income tax will depend upon the ratio of Your death benefit to the Cash Value and the age of the Insured at the time of the surrender.

If Your Policy is not a MEC, Policy loans are not considered distributions and are not subject to current federal income tax as long as the Policy remains in force, nor is the interest paid on such loans deductible for federal income tax purposes.

If You surrender or exchange Your Policy while a loan is outstanding, the amount of the loan will be treated as a distribution and may be taxable. Moreover, under certain circumstances, if You exchange Your Policy while a loan is outstanding, the amount of the loan may be taxed on an “income first” basis.

If the Cash Value of Your Policy falls below the aggregate amount of the loan balance as the result of the fluctuation in the value of the underlying Funds or for any other reason, the Policy may terminate (see “Cash Value”). In that case, all outstanding loans will be immediately taxable to the extent they exceed premiums paid. You should consult with a qualified tax expert before taking a Policy loan.

Policies that Are MECs

A Policy that is classified as a MEC continues to be a life insurance contract for purposes of the federal income tax treatment of the death benefit and inside build-up. However, distributions are treated differently. Distributions from a Policy that is classified as a MEC are taxed on an “income first” basis (that is, if a Policy is a MEC, generally distributions are taxed as earnings first, followed by a return of the Policy’s cost basis). If a Policy is a MEC, distributions include partial and full surrenders. Also, Policy loans from an MEC are treated as distributions and taxed accordingly. Furthermore, if a Policy becomes a MEC, distributions that occur prior to the date on which it became a MEC may also be subject to the MEC rules. Finally, subject to certain exceptions, taxable withdrawals that are made from a MEC prior to age 59 1⁄2 are subject to an additional 10% penalty.

Tax Withholding

Regardless of whether Your Policy is a MEC, whenever there is a taxable distribution from the Policy, the amount of any gain is subject to federal income tax withholding and reporting. We will not withhold income tax if You so request in writing before the payment date. However, in such event, You are subject to any potential tax penalties that may result from Our failure to withhold taxes.

36

Estate and Generation Skipping Taxes

Because of the complex nature of the federal tax law, We recommend that You consult with a qualified tax adviser about the estate tax implications associated with purchasing a Policy. The Code provides an exemption for federal estate tax purposes (indexed for inflation annually) that may apply in whole or in part depending on Your individual circumstances. An unlimited marital deduction may be available for assets left to a U.S. citizen spouse. The marital deduction defers estate and gift taxes until the death of the surviving spouse. Any unused exemption in one spouse’s estate will be available in most cases to the surviving spouse.

When the Insured dies, the death benefit payable under the Insured’s Policy will generally be included in the Insured’s estate for federal estate tax purposes if (1) the Insured and the Policyowner are the same or (2) the Insured held any “incident of ownership” in the Policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the Policyowner, such as the right to borrow from the Policy or to name a new Beneficiary.

If a Policyowner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if a Policyowner transfers the Policy to someone two or more generations younger than the Policyowner, the transfer may be subject to the federal generation-skipping transfer tax (“GSTT”). Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the death benefit to the Beneficiary may be subject to the GSTT. The Code provides an exemption to the GSTT (indexed for inflation annually) that may apply in whole or in part depending on Your individual circumstances.

Other Tax Issues

We are taxed as a “life insurance company” under the Code. We do not expect to incur any federal income tax as a result of the net earnings or realized net capital gains attributable to Separate Account B. Based on this expectation, no charge is currently assessed against Separate Account B for such tax. If We incur such tax in the future, We may assess a charge for such tax against Separate Account B. We may incur state and local taxes (in addition to premium taxes) attributable to Separate Account B in several states. At present, these taxes are not significant and We do not impose any charge for such taxes against Separate Account B. We may assess Separate Account B for such taxes in the future. If any charges for federal, state or local taxes are assessed against Separate Account B in the future, they could reduce the net investment performances of the Subaccounts.

In order for a Policy to be treated as a life insurance contract for federal income tax purposes, the investments of each Subaccount to which premiums under the Policy are allocated must be “adequately diversified” in accordance with the Code and Treasury Department regulations. The investment advisers of the Funds monitor each Fund’s investment portfolio to ensure that the diversification requirements are met, because, for purposes thereof, a Fund’s assets are treated as if they are owned by each Subaccount that invests therein. If any Subaccount to which premiums under Your Policy are allocated failed to satisfy these requirements, Your Policy would not receive tax treatment as a life insurance contract for the period of the failure and any subsequent period. As a result, You could be currently taxed on the net earnings and net realized gains of the Subaccount(s) in which You were indirectly invested. This is a risk that is common to all variable life insurance policies.

Each of the Funds sells its shares not only to Separate Account B but also to other separate accounts which fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Fund. If such a conflict were to arise, We would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different Fund for the Fund. It is also possible that the failure of one separate account to comply with the federal tax law requirements could cause all of the separate accounts to lose their tax-deferred status. This is a risk that is common to many variable life insurance policies and variable annuities.

37

Under certain circumstances, a Policyowner’s control of the investments of Separate Account B may cause the Policyowner, rather than Us, to be treated as the owner of the assets in Separate Account B for federal tax purposes, which would result in the current taxation of the net income and net realized gains on those assets to the Policyowner. Based upon existing Internal Revenue Service (“IRS”) guidance, We do not believe that the ownership rights of a Policyowner under the Policy would result in the Policyowner’s being treated as the owner of the assets of the Policy. However, We do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, We reserve the right to modify the Policy as necessary to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Policy.

Other Information

Voting Rights

Because the Funds are not required to have annual shareholder meetings, Policyowners generally will not have an occasion to vote on matters that pertain to the Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.

If a Fund holds a meeting at which shareholders are entitled to vote, Policyowners will have the opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Policy invests. We will vote the shares at any such meeting as follows:

●	Shares attributable to Policyowners for which We have received instructions, in accordance with the instructions;

●	Shares attributable to Policyowners for which We have not received instructions, in the same proportion that We voted shares held in the Subaccount for which We received instructions; and

●	Shares not attributable to Policyowners, in the same proportion that We have voted shares held in the Subaccount attributable to Policyowners for which We have received instructions.

We will vote Fund shares that We hold directly in the same proportion that We vote shares held in any corresponding Subaccounts that are attributable to Policyowners and for which We receive instructions. However, We will vote Our own shares as We deem appropriate where there are no shares held by Policyholders in any Subaccount. We will present all the shares of any Fund that We hold through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum. As a result of proportional voting, the votes cast by a small number of Policyowners may determine the outcome of a vote.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Policyowner by dividing the value of the Subaccount by the net asset value of one Fund share. We will determine the number of votes that a Policyowner has the right to cast as of the record date established by the Funds.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting and other materials relating to the Fund to each Policyowner having a voting interest in a Subaccount.

The voting rights that We describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, We reserve the right to proceed in accordance with any such changed laws or regulations. We specifically reserve the right to vote shares of any Fund in Our own right, to the extent permitted by law.

38

Nassau Life (NNY) – Legal Proceedings

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves the Company’s businesses and operations. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The Separate Account and the principal underwriter is not currently involved in any litigation or arbitration.

The Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations related to the Company’s products and practices. It is the Company’s practice to cooperate fully in these matters.

It is not feasible to predict or determine the ultimate outcome of all litigation, arbitration, or regulatory proceedings or to provide reasonable ranges of potential losses. It is believed that the outcome of the litigation, arbitration, and regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company beyond the amounts already reported in the Company’s financial statements nor to have a material adverse effect on the principal underwriter. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, arbitration and regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods with respect to each of the Company and the principal underwriter.

California Lapse Litigation:

The Company is currently defending two putative class actions filed against Foresters Life and Annuity Insurance Company (“FLIAC”), which was merged into the Company effective July 8, 2020. Both cases allege FLIAC lapsed life insurance policies without fully complying with California Insurance Code §§ 10113.71 and 10113. 72 (the “Statutes”). The California Supreme Court held in McHugh v. Protective Life Insurance that the Statues applied to all life insurance policies issued and delivered in California, including those issued before the Statutes were enacted on January 1, 2013. The cases each purport to seek certification of a class comprised of all California policyowners whose policies lapsed without FLIAC first fully complying with the Statutes from January 1, 2013 through the present. As detailed below, neither case has resulted in a class being certified and both are currently proceeding as individual cases covering only the claims of the named plaintiffs.

Siino v. Foresters Life and Annuity Insurance Company: A putative class action was filed on April 28, 2020 against FLIAC. Plaintiff sought various forms of declaratory relief and asserted claims for breach of contract and violations of California’s Unfair Competition Law. On April 30, 2021, Plaintiff filed a motion for class certification. On January 12, 2022, the district court denied Plaintiff’s motion for class certification. Plaintiff filed a motion for partial summary judgment on her declaratory relief claim on December 8, 2022. On July 7, 2023, the district court entered an order granting in part and denying in part the requested relief. On August 11, 2023, Plaintiff requested dismissal of her remaining causes of action with prejudice, and requested final judgment in the case. The district court dismissed the remaining claims on August 14, 2023. FLIAC appealed the summary judgment decision to the United States Court of Appeals for the Ninth Circuit on September 12, 2023. Plaintiff filed a cross-appeal on September 18, 2023, challenging the district court’s denial of class certification, which it later voluntarily dismissed. Oral argument was heard on FLIAC’s appeal on January 14, 2025. The Ninth Circuit thereafter filed its Opinion on April 1, 2025. More specifically, the decision reversed in part the district court's grant of summary judgment as to the declaratory relief claim, holding that the district court abused its discretion when declaring Siino's policy remained “valid,” due to the lack of causal evidence in the record, and affirmed the district court's decision in part on as to other issues raised on appeal. Although the substantive issues in the litigation have now been resolved, the parties are awaiting a final judgment from the district court that is consistent with the Ninth Circuit's decision.

Velez v. Foresters Life and Annuity Insurance Company: A putative class action was filed in the Los Angeles County California Superior Court on October 27, 2022 against FLIAC. Plaintiff seeks declaratory relief and asserts claims under California’s Unfair Competition Law. FLIAC removed the case to the United States District Court for the Central District of California on December 9, 2022. On August 15, 2023, Plaintiffs filed their motion for class certification. Plaintiffs later voluntarily withdrew their motion for class certification on October 18, 2023. On April 1, 2024, the parties filed a joint stipulation to stay the case in light of the appeal to the United States Court of Appeals for the Ninth Circuit in Siino v. Foresters Life and Annuity Insurance Company, which was granted on April 3, 2024. The stay was lifted on June 27, 2025, following the issuance of the Ninth Circuit's decision in Siino. After being granted leave to amend, Plaintiff filed its First Amended Complaint on December 18, 2025, dispensing with the class allegations and strategically narrowing the case to a single claim for alleged violations of California's Unfair Competition Law. FLIAC answered the First Amended Complaint on January 8, 2026, and contemporaneously filed a notice of waiver of the adequate-remedy-at-law defense in a bid to keep the case in federal court. On March 23, 2026, after the filing of an amended joint case management report, the case was remanded to state court. The Company is evaluating its options to appeal this decision. The Company continues to dispute the allegations in First Amended Complaint and will continue to vigorously defend this lawsuit.

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Reports

Our variable life insurance is offered through broker-dealers that are registered with the SEC and are members of FINRA. At least twice each year, We will make available reports and other materials that contain financial information about the Funds, as required by applicable law. In addition, unless otherwise agreed, We will send You a confirmation on behalf of the broker-dealers through which the variable life insurance transaction is processed after each transaction that affects the value of Your Policy, and at least once each year We will send a statement that gives You financial information about Your Policy, including, to the extent applicable, Your scheduled fixed premium payments.

If several members of the same household each own a Policy, We may send only one such report or prospectus to that address, unless You instruct Us otherwise. You may receive additional copies by calling or writing Us.

Financial Statements

Audited financial statements of the Separate Account and Nassau Life are included in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write to our Customer Service Office. The Statement of Additional Information is also available on the SEC’s website at www.sec.gov.

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APPENDIX A: Funds Available Under the Policy

The following is a list of underlying Funds available under the Policy. More information about the underlying Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-832-7783 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending on the broker-dealer through which Your Policy was purchased. See Appendix B: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks current income consistent with low volatility of principal.	Nomura VIP Limited Duration Bond Series (Standard)[1] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.53%*	5.07%	1.87%	1.89%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Total Return Series (Standard)[2] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	12.97%	7.97%	6.83%
Seeks to provide capital growth and appreciation.	Nomura VIP International Core Equity Series (Standard)[3] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.86%*	24.55%	N/A	N/A
Seeks long-term capital growth.	Nomura VIP Opportunity Series (Standard)[4] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.83%*	8.81%	9.04%	9.25%

A-1

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high current income.	Nomura VIP Fund for Income Series (Standard)[5] - Delaware Management Company, a series of Nomura Investment Management Business Trust Nomura Corporate Research and Asset Management Inc.	0.75%*	9.15%	4.20%	5.63%
Seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.	Nomura VIP Investment Grade Series (Standard)[6] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.61%*	6.75%	-0.56%	2.78%
Seeks capital appreciation.	Nomura VIP Small Cap Value Series (Standard)[7] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Seeks long-term growth of capital.	Nomura VIP Growth Equity Series (Standard)[8] - Delaware Management Company, a series of Nomura Investment Management Business Trust	0.79%	8.72%	13.67%	15.05%
Seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.	Nomura VIP Growth and Income Series (Standard)[9] - Delaware Management Company, a series of Nomura Investment Management Business Trust Macquarie Investment Management Global Limited	0.76%*	29.23%	16.22%	11.96%
Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments.	Goldman Sachs VIT Government Money Mkt Fund (Institutional) - Goldman Sachs Asset Management, L.P.	0.18%*	4.20%	3.18%	2.11%

* This Fund’s annual expenses reflect temporary fee reductions.

1 Formerly known as Macquarie VIP Limited Duration Bond Series.

2 Formerly known as Macquarie VIP Total Return Series.

3 Formerly known as Macquarie VIP International Core Equity Series.

4 Formerly known as Macquarie VIP Opportunity Series.

5 Formerly known as Macquarie VIP Fund for Income Series.

6 Formerly known as Macquarie VIP Investment Grade Series.

7 Formerly known as Macquarie VIP Small Cap Value Series.

8 Formerly known as Macquarie VIP Growth Equity Series.

9 Formerly known as Macquarie VIP Growth and Income Series.

A-2

APPENDIX B: Financial Intermediary Variations

There may be variations in the availability of investment options, Policy benefits, and other Policy features described in this prospectus - including restrictions, limitations, and other variations - which may apply depending on the broker-dealer through which Your Policy was sold or continues to be serviced. For example, Your financial professional may not recommend a particular investment option or Policy benefit to You. Any such variations are unknown to us. Furthermore, based on several considerations - e.g., that We do not administer financial intermediary variations, the large number of broker-dealers through whom the Policies were distributed, and the terms of Our existing selling agreements - We cannot identify any such variations in this appendix without unreasonable effort or incurring unreasonable expense.

You should discuss with Your financial professional any limitations, restrictions, or other variations related to the investment options, Policy benefits, or other Policy features available to You through Your financial professional.

B-1

To learn more about the Policy, NNY and the Separate Account, You can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2026. The SAI is incorporated by reference into this prospectus. For a free copy of the SAI, or for general inquiries, contact Our Administrative Office.

Reports and other information about NNY and the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR Contract Identifier C000221947

FIRST INVESTORS LIFE LEVEL PREMIUM

VARIABLE LIFE INSURANCE SEPARATE

ACCOUNT B

LEVEL PREMIUM VARIABLE LIFE INSURANCE POLICIES

OFFERED BY

NASSAU LIFE INSURANCE COMPANY

Statement of Additional Information May 1, 2026

Administrative Office

Regular Mail: P.O. Box 22012, Albany, New York 12201

Overnight Mail: 15 Tech Valley Drive, Suite 201,

East Greenbush, New York 12061-4142

Phone Number: 1-800-832-7783

(8:30 A.M. and 5:00 P.M., Eastern Time)

Fax: 1-321-400-6316

Website: www.nfg.com

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the individual variable life insurance policies offered by Nassau Life Insurance Company through First Investors Life Level Premium Variable Life Insurance Separate Account B (“Separate Account B” or the “Separate Account”), which may be obtained at no cost by contacting Our Administrative Office, or by visiting our website at www.nfg.com. Separate Account B currently funds three level premium variable life insurance policies called Insured Series Policy, with a prospectus dated May 1, 2026, ISP Choice- with four premium payment options (ISPC-10, ISPC-20, ISPC-65, ISP10 Express and ISPC-WL), with a prospectus dated May 1, 2026, and ISP Choice-with two premium payment options (ISPC-15 and ISPC-WL), with a prospectus dated May 1, 2026.

Unless otherwise noted, the terms used in this SAI have the same meanings as in each prospectus.

i

GENERAL DESCRIPTION

Nassau Life Insurance Company. NNY is a stock life insurance company organized under the laws of the State of New York. NNY is authorized to conduct life and annuity business in all 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The statutory home office of NNY is located at 15 Tech Valley Drive, East Greenbush, New York 12061.

The immediate parent of NNY is The Nassau Companies of New York, a Delaware corporation. The Nassau Companies of New York is ultimately controlled by David Dominik. Mr. Dominik ultimately controls NNY through the following intervening companies: The Nassau Companies, Nassau Insurance Group Holdings, L.P., Nassau Insurance Group Holdings GP, LLC and Nassau Financial Group GP Ltd. The nature of the business of Mr. Dominik and the intervening companies includes investing in companies engaged in the business of insurance.

On July 1, 2020, NNY acquired Foresters Life Insurance and Annuity Company (“FLIAC”), which was formerly the depositor of the Separate Account and issuer of the Policies. Following the acquisition, FLIAC merged with and into NNY, with NNY as the surviving entity. As a result, on July 8, 2020, NNY became the depositor of the Separate Account and issuer of the Policies.

Separate Account Assets. First Investors Life Level Premium Variable Life Insurance Separate Account B (“Separate Account B”) was established on June 4, 1985 under the provisions of the New York Insurance Law. The assets of Separate Account B are segregated from the assets of NNY, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under a Policy is not chargeable with liabilities arising out of any other business of NNY. Separate Account B is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), but such registration does not involve any supervision by the SEC of the management or investment practices or policies of Separate Account B.

SERVICES

Custodian. NNY, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of the Separate Account. NNY maintains the records and accounts of the Separate Account.

Independent Registered Public Accounting Firm. KPMG LLP, Two Financial Center, 60 South Street, Boston Massachusetts 02111, is the independent auditor for NNY.

KPMG LLP, Two Manhattan West, 375 9th Avenue, New York, NY 10001, is the independent registered public accounting firm for the Separate Account.

Underwriter. NNY and the Separate Account have entered into an Underwriting Agreement with 1851 Securities, Inc. (“1851”), which became effective on July 1, 2020, pursuant to which 1851 serves as principal underwriter for the Policies. 1851, an affiliate of NNY, has its principal business address at One American Row, Hartford, CT 06103. NNY is no longer offering the Policies for new sales, but owners of existing Policies may continue to make additional premium payments. 1851 does not retain any commissions paid by NNY, but it is reimbursed by NNY for expenses it incurs for performing its underwriting function.

For the fiscal years ended December 31, 2023, 2024, and 2025, 1851 received underwriting commissions of $306,407, $250,652, and $188,862, respectively, in connection with the ISP Choice Policies and $57,410, $46,974, and $35,394, respectively, in connection with the Insured Series Policy.

Administrative Services. The Nassau Companies of New York (“NCNY”) provides administrative services to NNY through a shared service agreement between NNY and NCNY. NCNY’s principal business address is One American Row, Hartford, CT 06103.

1

Other Service Providers. Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) and the Company, BNY Mellon provides certain services related to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-CEN with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account.

The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the Company and its affiliates utilizing the services, license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account.

Year Ended December 31,	Fee Paid
2023	$99,463.14

2024	$121,843.84

2025	$125,639.54

BNY Mellon’s principal business address is 103 Bellevue Parkway, Wilmington, DE 19809.

OTHER INFORMATION

Reports. At least once each Policy year, NNY mails a report to the Policyowner within 31 days after the Policy anniversary. NNY mails the report to the last address known to us. The report shows (1) the death benefit, (2) the cash value, (3) the policy debt on the anniversary, (4) any loan interest for the prior year and (5) other information as may be required by applicable law or regulation. The report also shows your allocation among the Subaccounts on that anniversary. NNY will not send a report if the Policy is continued as reduced paid-up or extended term insurance.

State Regulation. NNY is subject to the laws of the State of New York governing insurance companies and to regulations of the New York State Department of Financial Services (the “Department”). NNY files an annual statement in a prescribed form with the Department each year covering our operations for the preceding year and our financial condition as of the end of such year.

Our books and accounts are subject to review by the Department at any time. The Department conducts a full examination of our operations periodically. The Department does not engage in any supervision of our management or investment practices or policies, except to determine compliance with the requirements of the New York Insurance Law. NNY also is subject to regulation under the insurance laws of other jurisdictions in which NNY may operate.

VALUATION INFORMATION

Value of a Unit. For each Subaccount of Separate Account B, the value of a unit initially was set arbitrarily at $10.00. The value of a unit for any subsequent Valuation Period (the period starting on the day after any Business Day as defined in the prospectus and ending on the next such day) is determined by multiplying the value of a unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the unit value is being calculated. The investment performance of each Fund, and expenses and deductions of certain charges, affect the unit value. The value of a unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

2

Net Investment Factor. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

(2)	the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex-dividend” date occurs during the current Valuation Period, less

(3)	the per share amount of any taxes deducted by us.

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)	is a factor representing the charges deducted for mortality and expense risks.

The Net Investment Factor may be greater or less than one, and therefore, the unit value of any Subaccount may increase or decrease.

RELEVANCE OF NNY FINANCIAL STATEMENTS

The financial statements of NNY should be considered only as bearing upon NNY’s ability to meet its obligations to Policyowners under the Policies, and they should not be considered as bearing on the investment performance of the Subaccounts.

FINANCIAL STATEMENTS

The financial statements of each of the Subaccounts of First Investors Life Level Premium Variable Life Insurance Separate Account B as of December 31, 2025 and for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended and the financial statements of Nassau Life Insurance Company (“NNY”) as of December 31, 2025 and 2024, and for each of the years in the three-year period ended December 31, 2025, have been incorporated by reference herein from the registrant's N-VPFS filing, filed with the Securities and Exchange Commission on April 28, 2026 (File No. 811-04328), and have been incorporated by reference in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report on the aforementioned financial statements of NNY includes explanatory language that states that the financial statements are prepared by NNY using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services.

3

PART C

OTHER INFORMATION

Item 30. Exhibits

(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing First Investors Life Level Premium Variable Life Insurance Separate Account B (the “Separate Account” or the “Registrant”).[1]

(b)	Not applicable.

(c)	Underwriting and distribution contracts:

(1)	Underwriting Agreement between First Investors Life Insurance Company, the Separate Account and First Investors Corporation.[2]

(2)	Underwriting Agreement between Foresters Life Insurance and Annuity Company, the Separate Account and 1851 Securities, Inc.[5]

(3)	Broker-Dealer and General Agent Sales Agreement between Foresters Financial Services, Inc., Foresters Life Insurance and Annuity Company and Cetera Investment Services LLC.[5]

(d)	Contracts:

(1)	Specimen of standard underwritten and non-medically underwritten Individual Level Premium Variable Life Policy issued by First Investors Life Insurance Company for participation in the Separate Account.[3]

(2)	Waiver of Premium Rider.[3]

(3)	Accidental Death Benefit Rider.[3]

(4)	Children’s Term Life Insurance Rider.[3]

(5)	Spouse’s Term Life Insurance Rider.[3]

(6)	Level Term Insurance Rider. [3]

(7)	Guaranteed Insurability Option Rider.[3]

(8)	Specimen Policy Schedule for policies issued on or after January 1, 2020.[5]

(e)	Form of application used with contracts provided in response to (d) above.[3]

(f)	Depositor instrument of organization and by-laws:

(1)	Certificate of Incorporation of Nassau Life Insurance Company (“NNY” or the “Depositor”).[5]

(2)	By-laws of NNY.[5]

(3)	Resolutions of the Board of Directors of NNY approving the merger of Foresters Life Insurance and Annuity Company with and into NNY.[5]

(g)	Not applicable.

(h)	(1) Fund Participation Agreement between Foresters Life Insurance and Annuity Company, the Separate Account and Delaware VIP® Trust (including Rule 22c-2 shareholder information agreement).[5]

(2) Fund Participation Agreement between NNY, the Separate Account and Goldman Sachs Variable Insurance Trust (including Rule 22c-2 shareholder information agreement).[6]

(i)	(1) Administrative Services Agreement between NNY (formerly Phoenix Life Insurance Company) and Nassau Companies of New York (formerly The Phoenix Companies, Inc.).[5]

(2) Unit Value Calculation - Administration Agreement between NNY and The Bank of New York Mellon. Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-6 (File No. 333-239738), filed via EDGAR on April 29, 2022.

(j)	None.

(k)	Opinion and consent of counsel.[5]

(l)	Not applicable.

(m)	Not applicable.

(n)	Consents of Independent Registered Public Accounting Firm, filed herewith.

(o)	Not applicable.

(p)	Not applicable.

(q)	Memorandum regarding procedures for which Foresters Life Insurance and Annuity Company and the Separate Account claim exemption pursuant to Rule 6e-2(b)(12)(ii) under the Investment Company Act of 1940.[4]

(r)	Not applicable.

(s)	Powers of Attorney

(1)	Powers of attorney for David Monroe, Thomas M. Buckingham, Leanne M. Bell, Kevin J. Gregson, Leland C. Launer., Thomas A. Williams. Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registration Statement on Form N-6 (File No. 333-239738), filed via EDGAR on April 29, 2022.

(2)	Powers of attorney for Phillip J. Gass and Christine Janofsky. Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-239738), filed via EDGAR on April 28, 2023.

(3)	Power of attorney for Gary France. Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-239738), filed via EDGAR on April 30, 2024.

(4)	Powers of attorney for Michael Magarian, Jordan Price, and Kathy Belfi. Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Registration Statement on Form N-6 (File No. 333-239738), filed via EDGAR on April 29, 2025.

1	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 (File Nos. 002-98410, 811-04328) filed by the Registrant on May 19, 1997.
2	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File Nos. 333-149362, 811-04328) filed by the Registrant on April 28, 2011.
3	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 (File Nos. 333-149362, 811-04328) filed by the Registrant on December 29, 2017.
4	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-6 (File Nos. 333-149362, 811-04328) filed by the Registrant on April 26, 2018.
5	Incorporated herein by reference to the initial Registration Statement on Form N-6 (File Nos. 333-239738, 811-04328) filed by the Registrant on July 8, 2020.
6	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File Nos. 333-239738, 811-04328) filed by the Registrant on April 30, 2021.

Item 31. Directors and Officers of the Depositor

The following are the directors and officers of NNY. Unless otherwise noted, each director’s and officer’s principal business address is One American Row, Hartford, CT 06102-5056.

Name	Positions and Offices with Depositor
Phillip J. Gass	President, Chief Executive Officer and Director
Thomas M. Buckingham	Vice President, Chief Growth Officer and Director
Kostas Cheliotis	Vice President, General Counsel, Secretary and Director
Thomas Williams	Director
Kathy Belfi	Director
Kevin J. Gregson	Director
Leland C. Launer	Director
Justin Banulski	Vice President, Investment Accounting
Dana Battiston	Vice President, Actuary
Jan Buchsbaum	Vice President, and Chief Product Officer
Sam S.F. Caligiuri	Vice President, Assistant Secretary
Steve L. Carlton	Vice President
Michael Donovan	Vice President, Chief Actuary
Michael Magarian	Vice President, Chief Accounting Officer
John Murphy	Vice President, Corporate Auditor
Vernon Young	Vice President, Group Chief Risk Officer
Susan Zophy	Vice President, Chief Service Officer
Susan L. Guazzelli	Assistant Treasurer
Ping Shao	Chief Compliance Officer, Anti-Money Laundering Officer
Barry Stopler	Assistant Treasurer
Joel Cordoba	Assistant Treasurer
Jordan Price	Vice President, Chief Financial Officer and Treasurer
Sean Ryan	Vice President, Chief Information Security Officer
Joseph Orofino	Vice President, Chief Investment Officer
Angelus Tammaro	Assistant Vice President, Deputy Chief Compliance Officer

Item 32. Persons Controlled by or Under Common Control with the Depositor or Registrant

Nassau Financial Group GP Ltd.	Contract
Nassau Financial Group, L.P.	Contract
Nassau Asset Management LLC	100
Nassau CorAmerica LLC	100
Nassau CorAmerica Loan Company LLC	100
Nassau CorAmerica Advisors LLC	100
NCA Realty Partners LLC	100
NCA Realty Partners GP LLC	100
NCA Realty Fund I LP	Contract
NCA Realty Fund II LP	Contract
156W Co-Invest LP	Contract
NCARP SGP LLC	100
Nassau NGC Holdings LLC	100
Nassau Global Credit GP LLC	100
NGC Loan Fund LP	Contract
NGC Enhanced Loan Master Fund LP	Contract
NGC Enhanced Loan Offshore Fund LP	Contract
NGC Enhanced Loan Fund LP	Contract
AIC Credit Opportunities Partners Fund II UGP, LLC	100
AIC Credit Opportunities Partners Fund II GP, L.P.	100
AIC Credit Opportunities Partners Master Fund II, LP	Contract
AIC COP Investments LLC	Contract
AIC COP Facility 2, LLC	Contract
AIC Credit Opportunities Partners Fund II (Offshore), L.P.	Contract
AIC Credit Opportunities Partners Fund II, L.P.	Contract
AIC Credit Opportunities Partners Fund II-A, L.P.	Contract
AIC Credit Opportunities Partners Mini-Master Fund II (Offshore), L.P.	Contract
Nassau Global Credit LLC	100
NGC CLO Manager LLC	100
NGC Management LLC	100
NGC Management (UK) Ltd	100
Nassau NGC Blocker (UK) Ltd.	100
Nassau Global Credit (UK) LLP	99[1]
NGC Opportunities GP LLC	100
NGC Opportunities Master Fund LP	Contract

1 NGC Management (UK) Ltd owns 1%

NGC Opportunities Offshore Fund LP	Contract
NGC Opportunities Onshore Fund LP	Contract
Nassau NPC Holdings LLC	100
Nassau Private Credit LLC	100
Nassau Private Credit GP LLC	100
Nassau Private Credit Onshore Fund LP	Contract
Nassau Private Credit Master Fund LP	Contract
Nassau Private Credit Offshore Fund LP	Contract
NPC Tactical Opportunities Fund LP	Contract
BSL Corporate Credit Opportunities 1 LP	Contract
NPC SGP LLC	100
NPC Diversified Income GP LLC	100
NPC Diversified Income Ratings Passthrough Feeder Fund LLC	Contract
NPC Diversified Income Fund LP	Contract
NPC Diversified Income Master Fund LP	Contract
NPC Diversified Income Offshore Fund LP	Contract
NPC Credit Opportunities Fund GP, LLC	100
NPC Credit Opportunities Onshore Fund, LP	Contract
NPC Credit Opportunities Offshore Fund, LP	Contract
NPC Credit Opportunities Master Fund, LP	Contract
Nassau Alternative Investments LLC	100
NAMCO Services LLC	100
Nassau BPC Holdings LLC	Contract[2]
Nassau Insurance Group Holdings GP, LLC	Contract
Nassau Insurance Group Holdings, L.P.	Contract
The Nassau Companies	100
Nassau Life Insurance Company of Kansas	100
Nassau Life and Annuity Company	100
Nassau Life and Annuity Company ABS C-I	100
Nassau Life and Annuity Company ABS D-I	100
Lynbrook Re, Inc.	100
Nassau Distribution Holdings II LLC	100
Golub Capital NFG Lending Funding I, L.P.	100
Golub Capital NFG Lending Master Fund I, LLC	100
Golub Capital NFG Lending Funding II, L.P.	100
Golub Capital NFG Lending Master Fund II, LLC	100
Fortress Lending Fund IV (NFG) Rated Note Company LLC	50
Fortress Lending Fund IV (NFG) LP	100

2 Equity interests are owned by Nassau Asset Management LLC (11.92%), Nassau Life Insurance Company (22.02%), Nassau Life and Annuity Company (22.02%) and PHL Variable Insurance Company (44.04%).

NSRE Saybrus Holdings, LLC	100
Sunrise Re, Inc.	100
Nassau Re/Imagine LLC	100
Nassau Employee Co-Invest Fund II LLC	51[3]
The Nassau Companies of New York	100
Nassau CLO SPV-I LLC	100
Nassau CLO SPV-II LLC	100
Nassau Life Insurance Company	100
Nassau Life Insurance Company ABS A-I	100
Nassau Life Insurance Company ABS B-I	100

3 Current employees of The Nassau Companies of New York and its affiliates own 52%.

Item 33. Indemnification

Section 6.1 of the By-laws of NNY provides as follows:

To the full extent permitted by the laws of the State of New York, NNY shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a director, officer or employees of the company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the company, and at the time of such services, was a director, officer or employee of the company against judgements, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the company seeking indemnification may be entitled.

In addition, the directors and officers of the company are insured against certain liabilities arising out of their conduct in such capacities. The coverage is subject to certain terms and conditions and to the specified coverage limit set forth in the applicable policies.

Under the terms of the underwriting agreement between NNY and 1851 Securities, Inc., NNY will indemnify and hold harmless 1851 Securities, Inc. for any expenses, losses, claims, damages or liabilities (including attorney fees) incurred by reason of any material misrepresentation or omission in a registration statement or prospectus for a variable insurance product for which 1851 Securities, Inc. serves as principal underwriter; provided, however, NNY shall not be required to indemnify for any expenses, losses, claims, damages or liabilities which have resulted from the negligence, misconduct or wrongful act of 1851 Securities, Inc.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Principal Underwriters

(a)	1851 Securities, Inc. is the principal underwriter for the policies supported by the Registrant. 1851 Securities, Inc. acts as principal underwriter for the following investment companies (including the Registrant): First Investors Life Variable Annuity Fund C, First Investors Life Variable Annuity Fund D, First Investors Life Level Premium Variable Life Insurance Separate Account B; First Investors Life Separate Account E, and First Investors Life Variable Annuity Fund A; Nassau Life Separate Account C; Nassau Life Separate Account D; Nassau Life Variable Accumulation Account; Nassau Life Variable Universal Life Account; PHL Variable Accumulation Account; PHL Variable Accumulation Account II; PHLVIC Variable Universal Life Account; Nassau Life and Annuity Variable Universal Life Account; Delaware Life NY Variable Account A; Delaware Life NY Variable Account B; Delaware Life NY Variable Account C; Delaware Life NY Variable Account D; and KBL Variable Account A. These investment companies are separate accounts of NNY or affiliates thereof. 1851 Securities, Inc. does not serve as depositor, sponsor or investment adviser to any investment companies.

(b)	The following are the directors and officers of 1851 Securities, Inc. Unless otherwise noted, each director’s and officer’s business address is One American Row, Hartford, CT 06103.

Name	Positions and Offices with Principal Underwriter
Stephen Anderson	Chief Compliance Officer and Director
Thomas M. Buckingham	Chairperson and Director
Susan Guazzelli	Vice President, Treasurer and Director
Ping Shao	President and Secretary
Peter Hosner, Jr.	Chief Financial Officer and Director

(c)	The following commissions and other compensation were received by 1851 Securities Inc., the principal underwriter for the policies supported by the Registrant, from the Registrant during the Registrant’s last fiscal year (all such compensation was paid by NNY):

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
1851 Securities, Inc.	None	None	None	None

Item 35. Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are maintained by NNY at One American Row, Hartford, Connecticut 06102-5056.

Item 36. Management Services

Not applicable.

Item 37. Fee Representation

NNY represents that the fees and charges deducted under the policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NNY under the policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 29th day of April, 2026.

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE (SEPARATE ACCOUNT B)
(Registrant)

By:	/s/ Phillip J. Gass
Phillip J. Gass
President and Chief Executive Officer Nassau Life Insurance Company

NASSAU LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Phillip J. Gass
Phillip J. Gass
President and Chief Executive Officer Nassau Life Insurance Company

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-effective Amendment to Registration Statement No. 333-239738 on April 29, 2026.

Signature	Title

/s/ Phillip J. Gass	President, Chief Executive Officer and Director
*Phillip J. Gass

/s/ Kostas Cheliotis	Vice President, General Counsel, Secretary and Director
Kostas Cheliotis

/s/ Thomas M. Buckingham	Vice President, Chief Growth Officer, and Director
*Thomas M. Buckingham

/s/ Jordan Price	Vice President, Chief Financial Officer and Treasurer
*Jordan Price

/s/ Michael Magarian	Vice President, Chief Accounting Officer
*Michael Magarian

/s/ Kathy Belfi	Director
*Kathy Belfi

/s/ Kevin J. Gregson	Director
*Kevin J. Gregson

/s/ Leland C. Launer	Director
*Leland C. Launer

/s/ Thomas A. Williams	Director
*Thomas A. Williams

By:	/s/ Kostas Cheliotis
Kostas Cheliotis
*As Attorney-in-Fact pursuant to Powers of Attorney

INDEX OF EXHIBITS

Exhibit Number	Description

(n)	Consents of Independent Registered Public Accounting Firm